UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2022

Date of reporting period:  February 28, 2022

Item 1. Reports to Stockholders.

(a)
Semi-Annual Report  |  February 28, 2022

Performance Trust Strategic Bond Fund
(Symbols: PTIAX, PTAOX, PTCOX),

Performance Trust Municipal Bond Fund
(Symbols: PTIMX, PTRMX) and

Performance Trust Credit Fund
(Symbol: PTCRX)

© 2022 PT Asset Management, LLC. All Rights Reserved.

LETTER FROM THE INVESTMENT ADVISER

Dear Fellow Shareholders:

Institutional Class of Performance Trust Strategic Bond Fund (PTIAX)
Semi-Annual Management Discussion and Analysis

For the six-month period ended February 28, 2022, the Institutional Class of Performance Trust Strategic Bond Fund (“PTIAX” or the “Fund”) posted a return of -3.03%, assuming all dividends were reinvested into the Fund. The Bloomberg U.S. Aggregate Bond Index (“Index”) returned -4.07%, and the Morningstar Intermediate Core-Plus Bond Fund category returned -4.10% over the same period.

Interest rates rose significantly during the period with Treasury yield increases accelerating during the final two months in January and February. The Treasury selloff was most intense at the front end of the curve with 2-year Treasuries up 122 basis points (1.22%) while 10-year Treasuries were up 52 basis points (0.52%). The rise in interest rates coincided with weak performance in equity markets and significantly wider credit spreads. Risk markets became increasing concerned with rising inflation, the impending rate hike cycle, and Russia’s invasion of Ukraine.

The graph below shows the Treasury yield curve at the beginning and ends of the period.

Source: Bloomberg

Breaking down the performance within the Fund, our structured credit sectors were the best performing asset classes. Collateralized Loan Obligations (CLOs) and Non-Agency Residential Mortgage Backed Securities (RMBS) both produced slightly positive total returns during the period. Commercial Mortgage Backed Securities (CMBS) delivered negative returns, but contributed meaningfully to the Fund’s outperformance of the Index. These sectors tend to have less interest rate sensitivity as a result of having lower duration or, in the case of most CLOs and some RMBS and CMBS, having floating rate coupons. Tax-Exempt Municipal bonds contributed negative returns, but also contributed to the Fund’s outperformance of the Index.

Our other larger allocations to Taxable Municipal, Corporate, and Treasury bonds were relatively in line with the Index, detracting slightly from the Fund’s relative performance. The combination of Tax-Exempt Municipal bonds outperforming other long duration sectors within the Index and strong relative performance from the Fund’s structured credit sectors resulted in meaningful outperformance relative to the Index.

The Fund reduced its allocation to CLOs and RMBS during the period.  While these less interest rate-sensitive sectors performed admirably during the period, by the end of the period, interest rates had risen and credit spreads had widened significantly within CMBS, Investment Grade (IG), and High Yield (HY) bonds.  This prompted a shift into these three sectors at valuations that we believed were much more attractive going forward.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

LETTER FROM THE INVESTMENT ADVISER

After a strong performance in fiscal 2021, Tax-Exempt Municipal bonds’ continued strong performance relative to taxable alternatives during the period has further diminished their relative attractiveness in our opinion.  As such, we continued to favor Taxable Municipal, IG Corporates, US Treasuries, and highly rated CMBS to Tax-Exempt Municipal bonds when taking interest rate risk.

SECTOR	8/31/2021	2/28/2022
Non-Agency RMBS	12.0%	10.4%
CLOs	9.8%	7.1%
CMBS	22.0%	25.6%
ABS	0.5%	0.4%
Sub-total Structured Credit	44.3%	43.5%
Cash	2.5%	1.4%
Government Security & Agency Issue	3.4%	2.7%
Investment Grade Corporates	14.0%	18.2%
High Yield	2.9%	5.7%
Taxable Municipals	21.1%	22.3%
Tax-Exempt Municipals	11.8%	6.2%

Looking Forward
When interest rate moves are as pronounced and rapid as what we saw during the period, it often takes the market time to adjust. Not only are rates higher, credit spreads are sharply wider, and yield curves are much flatter. Guided by our methodology, we will steer the more interest rate-sensitive portion of the portfolio into those sectors that offer the best total returns across a spectrum of potential interest rate environments. We believe Taxable Municipals, IG corporates, U.S. Treasuries, and highly rated CMBS will likely be favored relative to Tax-Exempt Municipals unless the relative value landscape changes meaningfully. We will also continue to prudently add higher yielding structured credit and corporate securities to take advantage of widening spreads and, in our opinion, much stronger total return prospects.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

LETTER FROM THE INVESTMENT ADVISER

Institutional Class of Performance Trust Municipal Bond Fund (PTIMX)
Semi-Annual Management Discussion of Fund Performance

Over the six-month period ended February 28, 2022, Performance Trust Municipal Bond Fund – Institutional Class (“PTIMX” or the “Fund”) returned -3.14%, modestly underperforming the Bloomberg Municipal Bond Index (“Index”) return of -3.09%. Interest rates rose aggressively during the period resulting in negative returns for both the Fund and the Index. While we hate to report underperformance, we have stated many times in these commentaries that PTIMX tends to carry more duration than the Index making the Fund a little more sensitive to movements in interest rates. We regard it as something of a victory to have nearly tied the Index into such an aggressive short-term increase in rates. The 10-year spot on the municipal bond yield curve increased more than 60 basis points (0.60%), while yields on the longer end of the curve rose by around 45 basis points (0.45%).

Among the reasons that we are comfortable carrying more duration than the Index is that we are confident in the stability of that duration, which we regard as equally important as the absolute number at any given time. We have stayed very disciplined in our coupon preference (mostly 5.0% coupons), which helps to protect the Fund’s portfolio from extension risk as interest rates rise. The duration of bonds can, in fact, change if optionality is involved.  Lower coupon bonds are much more likely to experience increasing durations, and thus increasing interest rate risk, as rates rise. While this phenomenon only had modest impact during this most recent period, we have reached an absolute level of rates that makes extension risk much more likely if rates should rise further.  Many 3.0% and even 4.0% coupon bonds could extend meaningfully.

The Fund grew by roughly $66.0 million over the six-month period, from $875.0 million in assets to $941.0 million. Most of those inflows were invested in high credit quality bonds, often essential purpose revenue bonds, pricing in steeper parts of the yield curve. We have also begun to target some assets that have bounced back particularly well from the worst of the Covid-19 pandemic, such as airports. Some of our largest purchases during the period, for example, were in large hub airports including Salt Lake City, Tampa, Hawaii, and San Diego.

Over the past six months we have seen a general strengthening in municipal credits. Much of this is certainly a normalizing of the economy as we have emerged from Covid-19, but also much of the federal stimulus money that has flowed has found its way onto the balance sheets of municipalities. Much of the money from the CARES Act passed in 2020 ($2.0+ trillion), and the American Rescue Plan (ARPA) in March of 2021 (just under $2.0 trillion), was specifically intended for state and local governments, hospitals and airports. All of this has been a credit positive even for the municipal market. During 2021, credit upgrades outpaced downgrades 73.0% to 27.0% according to Moody’s Investor Service.  Of course, the invasion of Ukraine in late February has caused tremendous volatility in all financial markets, and while the municipal market was not immune, it remains an island of relative stability and we believe that fundamental credit quality across most municipal sectors is very strong.

As rates have risen PTIMX has taken the opportunity to shore up call protection to more completely lock in higher yields. We have swapped out of many bonds, for example, with calls that have deteriorated into the six-to-eight-year range, and back into bonds with a full ten years of call protection. While we don’t speculate on the direction or magnitude of rate changes, when rates rise by some amount, we know we are that much closer to peak levels of rates. This is something we typically do into rising rate events, and we see no reason not to do so this time as well.

As we look ahead, we expect many of our portfolio strategies to remain consistent: extending into higher rates (shortening into lower rates), adding taxable exposure as justified, taking advantage of wider pre-pandemic spreads in the high yield sector, focus on higher coupons to mitigate extension risk, and position ourselves on the 20-25-year portion of the yield curve to take advantage of return that occurs over the course of a medium-term horizon. As we enter a  more challenging rate environment, we continue to stress the importance of a target horizon. Our Shape Management process evaluates total return outcomes over various interest rate scenarios. Shape Management also emphasizes forms of return that require the passage of time, such as, income, spread widening, and rolling the yield curve. This methodology provides a stable, systematic approach even when markets become volatile.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

LETTER FROM THE INVESTMENT ADVISER

Institutional Class of Performance Trust Credit Fund (PTCRX)
Semi-Annual Management Discussion and Analysis

For the six-month period ended February 28, 2022, the Institutional Class of Performance Trust Credit Fund (“PTCRX” or the “Fund”) posted a return of -2.57%, assuming all dividends were reinvested into the Fund. The Bloomberg

U.S. Aggregate Bond Index (“Index”) returned -4.07% over the same time, and the Morningstar Multisector U.S. Bond category returned -3.38%.

Interest rates rose significantly during the period. The shorter end of the curve was more impacted with the 2-year Treasury rising 122 basis points (1.22%) while the 10-year and 30-year Treasuries rose 52 basis points (0.52%) and 23 basis points (0.23%), respectively.  These interest rate moves have caused the curve to flatten significantly with the spread between the 10-year and 2-year Treasuries now at 40 basis points (0.40%).  Credit spreads were also wider during the period as the impact of the latest COVID-19 variant, anticipated Fed action due to persistently high inflation, and geopolitical risks weighed on markets.

The graph below shows the Treasury yield curve at the beginning and end of the period.

Source: Bloomberg

Collateralized Loan Obligations (CLOs) and Non-Agency Residential Mortgage-Backed Securities (RMBS) were the best performing sectors during the period, delivering positive total returns. CLOs benefited from strong carry and, as uncapped floating rate securities, were relatively unimpacted by the large interest rate moves.  Additionally, CLOs, and other floating-rate instruments in general, saw strong investor demand as the market began pricing in additional Fed hikes.  Non-Agency RMBS benefited from modest spread widening along with the amortizing nature of the sector.  Taxable Municipals were roughly unchanged as tighter spreads offset the move in interest rates. Commercial Mortgage-Backed Securities (CMBS), Treasuries, Investment Grade Corporates (IG Corporates), High Yield Corporates (HY Corporates), and Tax-Exempt Municipals all detracted from performance during the period as a result of higher interest rates and wider credit spreads.

The combination of positive total returns from portions of the Fund’s structured credit sectors, resilience to interest rate moves in our Municipal and CMBS sectors, along with lower weightings to Treasuries and IG Corporates compared to the Index resulted in the Fund’s significant outperformance of the Index.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

LETTER FROM THE INVESTMENT ADVISER

A flatter interest rate curve makes it less efficient to take interest rate risk.  This coupled with wider credit spreads, has led the Fund to increase its allocation to credit risk, specifically in HY Corporates and CMBS.  HY Corporate spreads have widened the most compared to other sectors and are now pricing at meaningful discounts to par which has created a more balanced risk/reward profile.  This allocation has largely replaced the Fund’s exposure to Municipals which have performed relatively well over the past six months.  Within structured credit, CMBS allocations have replaced CLOs and Non-Agency RMBS as the latter have outperformed and forward looking returns look relatively less attractive.

SECTOR	8/31/2021	2/28/2022
Non-Agency RMBS	16.3%	5.8%
CLOs	14.8%	9.3%
Non-Agency CMBS	12.6%	24.3%
Agency CMBS	2.1%	3.2%
Sub-totals Structured Credit	45.8%	42.6%
Cash	0.6%	-0.5%
Treasuries	0.0%	2.7%
IG Corporate	18.5%	17.2%
HY Corporate	14.0%	27.9%
Taxable Municipals	8.6%	4.0%
Tax-Exempt Municipals	12.5%	6.3%
	53.6%	55.3%

Looking Forward
A flatter interest rate curve and higher credit spreads lead us to believe it is more efficient to take a little more credit risk at this time.  However, the portfolio management team also recognizes that while credit spreads are wide relative to the last 12 months, they are more fairly valued when compared over a longer horizon.  In addition, inflation and the subsequent Fed action, lingering effects of the pandemic, and geopolitical risk all create a highly uncertain future.  We will continue to prudently add higher yielding structured credit and corporate securities that are not exposed, in our opinion, to excessive credit risk or structural leverage.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

GROWTH OF PERFORMANCE TRUST STRATEGIC BOND FUND (PTIAX)

Performance Trust Strategic Bond Fund – Institutional Class (Unaudited)
Total Return vs. Bloomberg U.S. Aggregate Bond Index

Average Annual Returns—For the Periods Ended February 28, 2022 (Unaudited)

					ANNUALIZED
	ONE	THREE	FIVE	TEN	SINCE INCEPTION
	YEAR	YEAR	YEAR	YEAR	(AUGUST 31, 2010)(1)
Performance Trust Strategic
Bond Fund – Institutional Class	-0.22%	3.61%	3.89%	4.83%	5.51%
Bloomberg U.S. Aggregate Bond Index	-2.64%	3.30%	2.71%	2.47%	2.79%

(1)	The Performance Trust Strategic Bond Fund (the “Fund”) commenced investment operations on September 1, 2010.

The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, Bloomberg Capital dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, Mortgage-Backed Securities (agency fixed-rate and hybrid Adjustable-Rate Mortgage Passthroughs), Asset-Backed Securities, and Commercial Mortgage-Backed Securities. The Bloomberg U.S. Aggregate Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on February 29, 2012 for Institutional Class shares of the Performance Trust Strategic Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

For a period of time following the Fund’s inception when the Fund’s asset levels were lower than current asset levels, the Fund’s investments in certain fixed-income instruments purchased in odd lot-sized transactions contributed positively to the Fund’s performance. As Fund asset levels increased, similar odd lot-sized transactions, if any, did not have the same relative impact on the Fund’s performance and are not anticipated to have the same relative impact on the Fund’s future performance.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAM.com.

The expense ratio for Institutional Class shares is 0.76% per the prospectus dated December 29, 2021. Please see the Financial Highlights in this report for the most recent expense ratio.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

GROWTH OF PERFORMANCE TRUST STRATEGIC BOND FUND (PTAOX)

Performance Trust Strategic Bond Fund – Class A (Unaudited)
Total Return vs. Bloomberg U.S. Aggregate Bond Index

(1)	Reflects 2.25% initial sales load.

Average Annual Returns—For the Periods Ended February 28, 2022 (Unaudited)

			ANNUALIZED
	ONE	THREE	SINCE INCEPTION
	YEAR	YEAR	(JANUARY 2, 2019)
Performance Trust Strategic Bond Fund – Class A (with sales charge)	-2.72%	2.59%	2.77%
Performance Trust Strategic Bond Fund – Class A (without sales charge)	-0.47%	3.37%	3.51%
Bloomberg U.S. Aggregate Bond Index	-2.64%	3.30%	3.42%

The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, Bloomberg Capital dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, Mortgage-Backed Securities (agency fixed-rate and hybrid Adjustable-Rate Mortgage Passthroughs), Asset-Backed Securities, and Commercial Mortgage-Backed Securities. The Bloomberg U.S. Aggregate Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on January 2, 2019, the inception date for Class A shares of the Performance Trust Strategic Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAM.com.

The expense ratio for Class A shares is 1.01% per the prospectus dated December 29, 2021. Please see the Financial Highlights in this report for the most recent expense ratio.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

GROWTH OF PERFORMANCE TRUST STRATEGIC BOND FUND (PTCOX)

Performance Trust Strategic Bond Fund – Class C (Unaudited)
Total Return vs. Bloomberg U.S. Aggregate Bond Index

Average Annual Returns—For the Periods Ended February 28, 2022 (Unaudited)

			ANNUALIZED
	ONE	THREE	SINCE INCEPTION
	YEAR	YEAR	(JANUARY 2, 2019)
Performance Trust Strategic Bond Fund – Class C	-1.21%	2.58%	2.73%
Bloomberg U.S. Aggregate Bond Index	-2.64%	3.30%	3.42%

The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, Bloomberg Capital dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, Mortgage-Backed Securities (agency fixed-rate and hybrid Adjustable-Rate Mortgage Passthroughs), Asset-Backed Securities, and Commercial Mortgage-Backed Securities. The Bloomberg U.S. Aggregate Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on January 2, 2019, the inception date for Class C shares of the Performance Trust Strategic Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAM.com.

The expense ratio for Class C shares is 1.76% per the prospectus dated December 29, 2021. Please see the Financial Highlights in this report for the most recent expense ratio.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND (PTIAX, PTAOX, PTCOX)

Allocation of Portfolio Holdings (% of Investments) (Unaudited)
As of February 28, 2022

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

GROWTH OF PERFORMANCE TRUST MUNICIPAL BOND FUND (PTIMX)

Performance Trust Municipal Bond Fund – Institutional Class (Unaudited)
Total Return vs. Bloomberg Municipal Bond Index

Average Annual Returns—For the Periods Ended February 28, 2022 (Unaudited)

					ANNUALIZED
	ONE	THREE	FIVE	TEN	SINCE INCEPTION
	YEAR	YEAR	YEAR	YEAR	(JUNE 30, 2011)
Performance Trust Municipal
Bond Fund – Institutional Class	0.18%	3.85%	3.88%	4.35%	5.08%
Bloomberg Municipal Bond Index	-0.66%	3.19%	3.24%	3.15%	3.75%

The Bloomberg Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index tracks general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds rated Baa3/ BBB or higher by at least two of the ratings agencies: Moody’s, S&P and Fitch. The Bloomberg Municipal Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on February 29, 2012 for the Institutional Class shares of the Performance Trust Municipal Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

For a period of time following the Fund’s inception when the Fund’s asset levels were lower than current asset levels, the Fund’s investments in certain fixed-income instruments purchased in odd lot-sized transactions contributed positively to the Fund’s performance. As Fund asset levels increased, similar odd lot-sized transactions, if any, did not have the same relative impact on the Fund’s performance and are not anticipated to have the same relative impact on the Fund’s future performance.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAM.com.

The expense ratio for Institutional Class shares is 0.49% per the prospectus dated December 29, 2021. Please see the Financial Highlights in this report for the most recent expense ratio.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

GROWTH OF PERFORMANCE TRUST MUNICIPAL BOND FUND (PTRMX)

Performance Trust Municipal Bond Fund – Class A (Unaudited)
Total Return vs. Bloomberg Municipal Bond Index

(1)	Reflects 2.25% initial sales load.

Average Annual Returns—For the Periods Ended February 28, 2022 (Unaudited)

				ANNUALIZED
	ONE	THREE	FIVE	SINCE INCEPTION
	YEAR	YEAR	YEAR	(SEPTEMBER 28, 2012)
Performance Trust Municipal Bond Fund – Class A
(with sales charge)	-2.30%	2.82%	3.16%	3.31%
Performance Trust Municipal Bond Fund – Class A
(without sales charge)	-0.07%	3.60%	3.63%	3.56%
Bloomberg Municipal Bond Index	-0.66%	3.19%	3.24%	2.97%

The Bloomberg Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index tracks general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds rated Baa3/ BBB or higher by at least two of the ratings agencies: Moody’s, S&P and Fitch. The Bloomberg Municipal Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on September 28, 2012, the inception date for the Class A shares of the Performance Trust Municipal Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAM.com.

The expense ratio for Class A shares is 0.74% per the prospectus dated December 29, 2021. Please see the Financial Highlights in this report for the most recent expense ratio.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND (PTIMX, PTRMX)

Allocation of Portfolio Holdings (% of Investments) (Unaudited)
As of February 28, 2022

*	For additional details on allocation of portfolio assets by state, please see the Schedule of Investments.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

GROWTH OF PERFORMANCE TRUST CREDIT FUND (PTCRX)

Performance Trust Credit Fund – Institutional Class (Unaudited)
Total Return vs. Bloomberg U.S. Aggregate Bond Index

Returns—For the Periods Ended February 28, 2022 (Unaudited)

		ANNUALIZED
	ONE	SINCE INCEPTION
	YEAR	(DECEMBER 31, 2020)(1)
Performance Trust Credit Fund – Institutional Class	1.62%	1.19%
Bloomberg U.S. Aggregate Bond Index	-2.64%	-4.09%

(1)	The Performance Trust Credit Fund (the “Fund”) commenced investment operations on January 4, 2021.

The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, Capital dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, Mortgage-Backed Securities (agency fixed-rate and hybrid Adjustable-Rate Mortgage Passthroughs), Asset-Backed Securities, and Commercial Mortgage-Backed Securities. The Bloomberg U.S. Aggregate Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on December 31, 2020, the inception date for Institutional Class shares of the Performance Trust Credit Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAM.com.

The Fund’s investment adviser, PT Asset Management, LLC, has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation expenses) do not exceed 0.99% of the average daily net assets of the Fund. This agreement is effective at least through December 31, 2023.

The net expense ratio for Institutional Class shares is 0.99% per the prospectus dated December 29, 2021. Please see the Financial Highlights in this report for the most recent expense ratio.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST CREDIT FUND (PTCRX)

Allocation of Portfolio Holdings (% of Investments) (Unaudited)
As of February 28, 2022

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

(This Page Intentionally Left Blank.)

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2022 (Unaudited)

	Performance Trust	Performance Trust
	Strategic	Municipal	Performance Trust
	Bond Fund	Bond Fund	Credit Fund
Assets
Investments, at value (cost $6,894,157,417,
$944,471,840 and $34,510,168, respectively)	$6,663,923,492	$945,521,898	$33,174,695
Cash	341,704	—	—
Dividend and interest receivable	49,156,872	9,430,911	1,741,308
Receivable for investments sold	72,164,550	12,894,378	11,500
Receivable for Fund shares sold	16,738,043	3,177,647	6,000
Other assets	141,489	33,264	23,566
Total Assets	6,802,466,150	971,058,098	34,957,069

Liabilities
Payable for investments purchased	62,774,966	28,863,239	1,899,616
Payable for Fund shares redeemed	12,939,734	436,622	—
Payable to Adviser	2,140,732	183,761	7,969
Payable to affiliates	567,000	85,343	14,597
Payable for distribution fees	40,250	11,081	—
Payable for shareholder servicing fees	22,154	—	—
Accrued expenses and other liabilities	335,316	29,491	17,268
Total Liabilities	78,820,152	29,609,537	1,939,450

Net Assets	6,723,645,998	941,448,561	33,017,619

Net Assets Consist Of:
Paid-in capital	$6,951,283,570	$942,267,185	$34,287,796
Accumulated deficit	(227,637,572)	(818,624)	(1,270,177)
Net Assets	$6,723,645,998	$941,448,561	$33,017,619

The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
February 28, 2022 (Unaudited)

	Performance Trust	Performance Trust
	Strategic	Municipal	Performance Trust
	Bond Fund	Bond Fund	Credit Fund
Strategic Bond Fund, Municipal Bond Fund
and Credit Fund Shares – Institutional Class
Net assets	$6,629,359,432	$883,410,168	$33,017,619
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	300,516,724	35,492,338	3,447,621
Net asset value, redemption
and offering price per share	$22.06	$24.89	$9.58

Strategic Bond Fund and Municipal
Bond Fund Shares – Class A
Net assets	$36,962,836	$58,038,393
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	1,675,450	2,330,118
Net asset value, redemption
and offering price per share	$22.06	$24.91
Maximum offering price per share
(Net asset value per share divided by 0.9775)(1)	$22.57	$25.48

Strategic Bond Fund Shares – Class C
Net assets	$57,323,730
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	2,607,322
Net asset value, redemption
and offering price per share	$21.99

(1)	Reflects a maximum sales charge of 2.25%.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

ASSET BACKED SECURITIES – 0.39%
First Investors Auto Owner Trust
2021-1A, 1.170%, 03/15/2027 (a)	$1,795,000	$1,750,082
2022-1A, 3.130%, 05/15/2028 (a)	5,000,000	5,022,656

GLS Auto Receivables
Issuer Trust
2020-1A, 2.170%, 02/15/2024 (a)	159,238	159,357
2020-2A, 3.160%, 06/16/2025 (a)	4,500,000	4,556,943
2021-4A, 1.940%, 10/15/2027 (a)	8,500,000	8,361,290

New Residential Advance
Receivables Trust
2020-T1, 2.269%, 08/15/2053 (a)	1,700,000	1,679,595
2020-T1, 3.011%, 08/15/2053 (a)	4,400,000	4,349,904

SoFi Consumer Loan
Program Trust
2020-1, 2.020%, 01/25/2029 (a)	192,478	192,904
TOTAL ASSET BACKED
SECURITIES (Cost $26,222,428)		26,072,731

COLLATERALIZED LOAN
OBLIGATIONS – 7.05%

Apidos CLO XI
2012-11A, 3.991% (3 Month LIBOR USD + 3.750%),

04/17/2034 (a)(b)(c)	1,500,000	1,509,012

Apidos CLO XII
2013-12A, 5.641% (3 Month LIBOR USD + 5.400%),

04/15/2031 (a)(b)(c)	6,150,000	5,545,160

Apidos CLO XV
2013-15A, 1.804% (3 Month LIBOR USD + 1.550%),

04/20/2031 (a)(b)(c)	4,000,000	3,977,020
2013-15A, 2.104% (3 Month LIBOR USD + 1.850%),

04/20/2031 (a)(b)(c)	5,000,000	4,936,595
2013-15A, 5.954% (3 Month LIBOR USD + 5.700%),

04/20/2031 (a)(b)(c)	3,843,000	3,575,024

Apidos CLO XX
2015-20A, 1.791% (3 Month LIBOR USD + 1.550%),

07/16/2031 (a)(b)(c)	10,000,000	9,940,550
2015-20A, 2.191% (3 Month LIBOR USD + 1.950%),

07/16/2031 (a)(b)(c)	1,250,000	1,240,314

Apidos CLO XXIII
2015-23A, 1.841% (3 Month LIBOR USD + 1.600%),

04/15/2033 (a)(b)(c)	6,500,000	6,461,988

Apidos CLO XXIV
2016-24A, 6.054% (3 Month LIBOR USD + 5.800%),

10/20/2030 (a)(b)(c)	2,550,000	2,370,411

Apidos CLO XXIX
2018-29A, 1.808% (3 Month LIBOR USD + 1.550%),

07/25/2030 (a)(b)(c)	4,250,000	4,220,450
2018-29A, 2.158% (3 Month LIBOR USD + 1.900%),

07/25/2030 (a)(b)(c)	7,600,000	7,508,823
2018-29A, 3.008% (3 Month LIBOR USD + 2.750%),

07/25/2030 (a)(b)(c)	6,250,000	6,083,006

Apidos CLO XXVI
2017-26A, 1.741% (3 Month LIBOR USD + 1.500%),

07/18/2029 (a)(b)(c)	11,200,000	11,135,869

Apidos CLO XXVIII
2017-28A, 1.404% (3 Month LIBOR USD + 1.150%),

01/20/2031 (a)(b)(c)	2,000,000	1,982,772

Apidos CLO XXX
XXXA, 2.241% (3 Month LIBOR USD + 2.000%),

10/18/2031 (a)(b)(c)	3,100,000	3,083,362

Ares LI CLO Ltd.
2019-51A, 1.991% (3 Month LIBOR USD + 1.750%),

07/15/2034 (a)(b)(c)	5,000,000	4,976,960

Ares XLVI CLO Ltd.
2017-46A, 1.941% (3 Month LIBOR USD + 1.700%),

01/15/2030 (a)(b)(c)	1,436,843	1,417,217
2017-46A, 3.570%, 01/15/2030 (a)(c)
	3,600,000	3,593,232

Ares XXVII CLO Ltd.
2013-2A, 1.928% (3 Month LIBOR USD + 1.650%),

10/28/2034 (a)(b)(c)	10,000,000	9,918,620

Ares XXXIR CLO Ltd.
2014-31RA, 2.088% (3 Month LIBOR USD + 1.600%),

05/24/2030 (a)(b)(c)	3,000,000	2,971,464

Ares XXXVIII CLO Ltd.
2015-38A, 2.754% (3 Month LIBOR USD + 2.500%),

04/20/2030 (a)(b)(c)	7,200,000	7,026,084

BCRED MML CLO, LLC
2022-1A, 0.000% (TSFR3M + 2.750%),
04/20/2035 (a)(b)(d)	2,000,000	1,986,956

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Betony CLO 2 Ltd.
2018-1A, 2.149% (3 Month LIBOR USD + 1.850%),

04/30/2031 (a)(b)(c)	$1,200,000	$1,189,346

BlueMountain CLO Ltd.
2018-1A, 1.999% (3 Month LIBOR USD + 1.700%),

07/30/2030 (a)(b)(c)	6,996,770	6,930,364
2014-2A, 2.004% (3 Month LIBOR USD + 1.750%),

10/20/2030 (a)(b)(c)	5,500,000	5,459,377
2013-2A, 1.859% (3 Month LIBOR USD + 1.600%),

10/22/2030 (a)(b)(c)	2,750,000	2,738,942
2018-2A, 2.206% (3 Month LIBOR USD + 1.700%),

08/15/2031 (a)(b)(c)	8,500,000	8,452,689

Burnham Park CLO Ltd.
2016-1A, 2.404% (3 Month LIBOR USD + 2.150%),

10/20/2029 (a)(b)(c)	5,250,000	5,227,593

Catskill Park CLO Ltd.
2017-1A, 3.954% (3 Month LIBOR USD + 3.700%),

04/20/2029 (a)(b)(c)	3,500,000	3,495,100

Chenango Park CLO Ltd.
2018-1A, 1.791% (3 Month LIBOR USD + 1.550%),

04/15/2030 (a)(b)(c)	7,000,000	6,952,750
2018-1A, 2.091% (3 Month LIBOR USD + 1.850%),

04/15/2030 (a)(b)(c)	5,500,000	5,455,103
2018-1A, 3.241% (3 Month LIBOR USD + 3.000%),

04/15/2030 (a)(b)(c)	1,000,000	994,689

CIFC Funding Ltd.
2017-3A, 2.054% (3 Month LIBOR USD + 1.800%),

07/20/2030 (a)(b)(c)	2,100,000	2,093,497
2018-1A, 1.991% (3 Month LIBOR USD + 1.750%),

04/18/2031 (a)(b)(c)	3,750,000	3,707,111

Dryden 77 CLO Ltd.
2020-77A, 2.130% (3 Month LIBOR USD + 1.650%),

05/20/2034 (a)(b)(c)	8,000,000	7,953,240

Gilbert Park CLO Ltd.
2017-1A, 3.191% (3 Month LIBOR USD + 2.950%),

10/15/2030 (a)(b)(c)	8,475,000	8,428,032

Goldentree Loan Management
US CLO 2 Ltd.
2017-2A, 4.954% (3 Month LIBOR USD + 4.700%),

11/28/2030 (a)(b)(c)	4,475,000	4,183,445

Goldentree Loan Management
US CLO 3 Ltd.
2018-3A, 1.804% (3 Month LIBOR USD + 1.550%),

04/20/2030 (a)(b)(c)	7,865,000	7,864,961

Goldentree Loan Management
US CLO 4 Ltd.
2019-4A, 5.009% (3 Month LIBOR USD + 4.750%),

04/24/2031 (a)(b)(c)	8,150,000	7,583,396

Goldentree Loan Management
US CLO 5 Ltd.
2019-5A, 5.104% (3 Month LIBOR USD + 4.850%),

10/20/2032 (a)(b)(c)	7,500,000	6,972,120

Goldentree Loan Management
US CLO 7 Ltd.
2020-7A, 1.954% (3 Month LIBOR USD + 1.700%),

04/20/2034 (a)(b)(c)	5,750,000	5,716,696

Goldentree Loan
Opportunities X Ltd.
2015-10A, 1.704% (3 Month LIBOR USD + 1.450%),

07/20/2031 (a)(b)(c)	3,250,000	3,240,809

Goldentree Loan
Opportunities XI Ltd.
2015-11A, 2.641% (3 Month LIBOR USD + 2.400%),

01/18/2031 (a)(b)(c)	2,250,000	2,203,036
2015-11A, 5.641% (3 Month LIBOR USD + 5.400%),

01/18/2031 (a)(b)(c)	3,750,000	3,552,720

GoldentTree Loan Management
US CLO 1 Ltd.
2021-9A, 5.004% (3 Month LIBOR USD + 4.750%),

01/20/2033 (a)(b)(c)	6,500,000	6,045,494

Golub Capital BDC 3 CLO 1, LLC
2021-1A, 3.041% (3 Month LIBOR USD + 2.800%),

04/15/2033 (a)(b)(c)	7,000,000	6,919,500

Golub Capital Partners CLO 47M Ltd.
2020-47A, 1.995% (3 Month LIBOR USD + 1.680%),

05/05/2032 (a)(b)(c)	15,000,000	14,967,585

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Greenwood Park CLO Ltd.
2018-1A, 5.191% (3 Month LIBOR USD + 4.950%),

04/15/2031 (a)(b)(c)	$3,250,000	$3,056,063

Grippen Park CLO Ltd.
2017-1A, 1.904% (3 Month LIBOR USD + 1.650%),

01/20/2030 (a)(b)(c)	3,000,000	2,989,023
2017-1A, 3.554% (3 Month LIBOR USD + 3.300%),

01/20/2030 (a)(b)(c)	7,350,000	7,333,249
2017-1A, 5.954% (3 Month LIBOR USD + 5.700%),

01/20/2030 (a)(b)(c)	1,150,000	1,125,923

Jay Park CLO Ltd.
2016-1A, 2.904% (3 Month LIBOR USD + 2.650%),

10/20/2027 (a)(b)(c)	1,124,000	1,113,075

LCM 26 Ltd.
26A, 2.754% (3 Month LIBOR USD + 2.500%),

01/20/2031 (a)(b)(c)	1,000,000	945,473
26A, 5.554% (3 Month LIBOR USD + 5.300%),

01/20/2031 (a)(b)(c)	4,000,000	3,565,756

LCM 28 Ltd.
28A, 1.854% (3 Month LIBOR USD + 1.600%),

10/20/2030 (a)(b)(c)	4,000,000	3,968,040

LCM 29 Ltd.
29A, 1.841% (3 Month LIBOR USD + 1.600%),

04/15/2031 (a)(b)(c)	7,750,000	7,672,167

LCM 34 Ltd.
34A, 6.794% (3 Month LIBOR USD + 6.540%),

10/20/2034 (a)(b)(c)	3,250,000	3,110,305

LCM 35 Ltd.
35A, 3.920% (3 Month LIBOR USD + 6.610%),

10/15/2034 (a)(b)(c)	4,750,000	4,558,033

LCM 36 Ltd.
36A, 6.958% (3 Month LIBOR USD + 6.710%),

01/15/2034 (a)(b)(c)	4,500,000	4,342,500

LCM Loan Income Fund I
Income Note Issuer Ltd.
27A, 2.191% (3 Month LIBOR USD + 1.950%),

07/16/2031 (a)(b)(c)	2,700,000	2,652,153
27A, 3.191% (3 Month LIBOR USD + 2.950%),

07/16/2031 (a)(b)(c)	4,000,000	3,874,064
27A, 5.841% (3 Month LIBOR USD + 5.600%),

07/16/2031 (a)(b)(c)	2,000,000	1,806,002

LCM XIV LP
14A, 1.834% (3 Month LIBOR USD + 1.580%),

07/20/2031 (a)(b)(c)	10,800,000	10,695,283
14A, 2.104% (3 Month LIBOR USD + 1.850%),

07/20/2031 (a)(b)(c)	6,000,000	5,916,000
14A, 5.754% (3 Month LIBOR USD + 5.500%),

07/20/2031 (a)(b)(c)	1,000,000	888,826

LCM XV LP
15A, 3.954% (3 Month LIBOR USD + 3.700%),

07/20/2030 (a)(b)(c)	9,000,000	8,942,040

LCM XVI LP
16A, 1.991% (3 Month LIBOR USD + 1.750%),

10/15/2031 (a)(b)(c)	4,000,000	3,981,376
16A, 2.391% (3 Month LIBOR USD + 2.150%),

10/15/2031 (a)(b)(c)	5,100,000	5,043,212
16A, 6.621% (3 Month LIBOR USD + 6.380%),

10/15/2031 (a)(b)(c)	1,600,000	1,481,779

LCM XVII LP
17A, 6.241% (3 Month LIBOR USD + 6.000%),

10/15/2031 (a)(b)(c)	1,000,000	900,816

LCM XVIII LP
19A, 1.991% (3 Month LIBOR USD + 1.750%),

07/15/2027 (a)(b)(c)	2,500,000	2,501,668
19A, 2.941% (3 Month LIBOR USD + 2.700%),

07/15/2027 (a)(b)(c)	4,000,000	4,002,052
18A, 6.204%
(3 Month LIBOR USD + 5.950%),
04/20/2031 (a)(b)(c)	5,300,000	4,842,424

LCM XXII Ltd.
22A, 1.704% (3 Month LIBOR USD + 1.450%),

10/20/2028 (a)(b)(c)	5,000,000	4,958,145

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

LCM XXII Ltd. (Cont.)
22A, 3.054% (3 Month LIBOR USD + 2.800%),

10/20/2028 (a)(b)(c)	$2,000,000	$1,971,286

LCM XXV Ltd.
25A, 3.704% (3 Month LIBOR USD + 3.450%),

07/20/2030 (a)(b)(c)	4,000,000	3,901,608

Long Point Park CLO Ltd.
2017-1A, 2.641% (3 Month LIBOR USD + 2.400%),

01/17/2030 (a)(b)(c)	4,000,000	3,853,904
2017-1A, 5.841% (3 Month LIBOR USD + 5.600%),

01/17/2030 (a)(b)(c)	2,000,000	1,893,382

Magnetite VIII Ltd.
2014-8A, 3.141% (3 Month LIBOR USD + 2.900%),

04/15/2031 (a)(b)(c)	10,150,000	10,104,031

Magnetite XII Ltd.
2015-12A, 5.921% (3 Month LIBOR USD + 5.680%),

10/15/2031 (a)(b)(c)	8,923,000	8,584,934

Magnetite XIV-R Ltd.
2018-14A, 3.091% (3 Month LIBOR USD + 2.850%),

10/18/2031 (a)(b)(c)	1,500,000	1,495,903

Magnetite XV Ltd.
2015-15A, 3.008% (3 Month LIBOR USD + 2.750%),

07/25/2031 (a)(b)(c)	2,000,000	1,990,414
Magnetite XVIII Ltd.
2016-18A, 3.206% (3 Month LIBOR USD + 2.700%),

11/15/2028 (a)(b)(c)	9,315,000	9,294,731

Magnetite XXII Ltd.
2019-22A, 3.341% (3 Month LIBOR USD + 3.100%),

04/15/2031 (a)(b)(c)	2,000,000	1,999,000

Magnetite XXIII Ltd.
2019-23A, 6.421% (3 Month LIBOR USD + 6.300%),

01/25/2035 (a)(b)(c)	2,750,000	2,677,064

Magnetite XXVII Ltd.
2020-27A, 6.254% (3 Month LIBOR USD + 6.000%),

10/20/2034 (a)(b)(c)	5,250,000	5,123,002

Magnetite XXVIII Ltd.
2020-28A, 6.380% (3 Month LIBOR USD + 6.150%),

01/20/2035 (a)(b)(c)	2,250,000	2,197,660

Magnetite XXX Ltd.
2021-30A, 6.332% (3 Month LIBOR USD + 6.200%),

10/25/2034 (a)(b)(c)	4,100,000	4,047,930

Mountain View CLO XV Ltd.
2019-2A, 2.141% (3 Month LIBOR USD + 1.900%),

01/15/2033 (a)(b)(c)	3,000,000	2,992,008

Neuberger Berman Loan
Advisers CLO 35 Ltd.
2019-35A, 3.948% (3 Month LIBOR USD + 3.700%),

01/19/2033 (a)(b)(c)	5,000,000	4,970,415

Neuberger Berman Loan
Advisers CLO 38 Ltd.
2020-38A, 1.904% (3 Month LIBOR USD + 1.650%),

10/20/2035 (a)(b)(c)	7,000,000	6,952,603

Niagara Park CLO Ltd.
2019-1A, 6.191% (3 Month LIBOR USD + 5.950%),

07/17/2032 (a)(b)(c)	2,000,000	1,957,570

Octagon Investment
Partners 26 Ltd.
2016-1A, 2.041% (3 Month LIBOR USD + 1.800%),

07/15/2030 (a)(b)(c)	6,220,000	6,116,630

Octagon Investment
Partners 41 Ltd.
2019-2A, 1.941% (3 Month LIBOR USD + 1.700%),

10/15/2033 (a)(b)(c)	10,000,000	9,938,500

Octagon Investment
Partners 49 Ltd.
2020-5A, 1.791% (3 Month LIBOR USD + 1.550%),

01/15/2033 (a)(b)(c)	1,750,000	1,736,541

OHA Credit XIII Ltd.
2016-13A, 1.955% (3 Month LIBOR USD + 1.700%),

10/25/2034 (a)(b)(c)	5,000,000	4,969,465

RR Ltd.
2021-17A, 1.891% (3 Month LIBOR USD + 1.650%),

07/15/2034 (a)(b)(c)	5,000,000	4,977,260

Treman Park CLO Ltd.
2015-1A, 7.664% (3 Month LIBOR USD + 7.410%),

10/20/2028 (a)(b)(c)	1,750,000	1,721,723

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Verde CLO Ltd.
2019-1A, 1.841% (3 Month LIBOR USD + 1.600%),

04/15/2032 (a)(b)(c)	$2,000,000	$1,984,142

Webster Park CLO Ltd.
2015-1A, 2.054% (3 Month LIBOR USD + 1.800%),

07/20/2030 (a)(b)(c)	10,300,000	10,179,861
2015-1A, 3.154% (3 Month LIBOR USD + 2.900%),

07/20/2030 (a)(b)(c)	4,800,000	4,748,203

Whetstone Park CLO Ltd.
2021-1A, 2.790%, 01/20/2035 (a)(c)
	1,400,000	1,373,050
TOTAL COLLATERALIZED LOAN
OBLIGATIONS (Cost $475,134,922)		473,806,751

CORPORATE BONDS – 23.93%

Accommodation – 0.05%

Station Casinos, LLC
4.625%, 12/01/2031 (a)	3,250,000	3,066,960

Administrative and
Support Services – 1.15%

ADT Security Corp.
4.125%, 08/01/2029 (a)	9,650,000	9,114,956

Central Storage
Safety Project Trust
4.823%, 02/01/2038 (a)	6,587,840	7,363,620

Equifax, Inc.
2.350%, 09/15/2031	5,000,000	4,596,397

ERAC USA Finance, LLC
7.000%, 10/15/2037 (a)	7,957,000	11,197,366

MSCI, Inc.
4.000%, 11/15/2029 (a)	5,000,000	5,035,150
3.625%, 11/01/2031 (a)	5,000,000	4,919,100
3.250%, 08/15/2033 (a)	4,310,000	4,079,372

Northwell Healthcare, Inc.
3.391%, 11/01/2027	4,652,000	4,759,019

Scotts Miracle-Gro Co.
4.000%, 04/01/2031	2,425,000	2,228,672
4.375%, 02/01/2032	9,878,000	9,134,187

Visa, Inc.
4.150%, 12/14/2035	7,450,000	8,392,977

Wildflower Improvement
Association
6.625%, 03/01/2031 (a)(e)	6,682,236	6,686,809

Air Transportation – 0.25%

Delta Air Lines, Inc.
7.000%, 05/01/2025 (a)	6,190,000	6,885,368

Southwest Airlines Co.
5.125%, 06/15/2027	8,780,000	9,749,355

Ambulatory Health
Care Services – 0.43%

Ascension Health
3.106%, 11/15/2039	15,000,000	14,785,639

Piedmont Healthcare, Inc.
2.044%, 01/01/2032	5,000,000	4,610,702

Toledo Hospital
6.015%, 11/15/2048	6,980,000	9,686,722

Amusement, Gambling, and
Recreation Industries – 0.08%

YMCA of Greater New York
2.303%, 08/01/2026	5,730,000	5,677,774

Beverage and Tobacco
Product Manufacturing – 0.27%

Coca-Cola Co.
2.000%, 03/05/2031	10,000,000	9,480,800

Keurig Dr. Pepper, Inc.
4.597%, 05/25/2028	7,974,000	8,717,914

Broadcasting
(except Internet) – 0.35%

CCO Holdings Capital Corp.
4.750%, 02/01/2032 (a)	2,000,000	1,944,430
4.250%, 01/15/2034 (a)	11,250,000	10,320,948

Sirius XM Radio, Inc.
3.125%, 09/01/2026 (a)	5,500,000	5,259,981
3.875%, 09/01/2031 (a)	6,500,000	5,998,297

Building Material and
Garden Equipment and
Supplies Dealers – 0.48%

Home Depot, Inc.
1.375%, 03/15/2031	10,000,000	8,961,415
5.875%, 12/16/2036	5,000,000	6,613,345
5.400%, 09/15/2040	5,000,000	6,254,549

Lowe’s Companies, Inc.
1.700%, 09/15/2028	10,846,000	10,200,737

Chemical Manufacturing – 0.70%

Axalta Coating Systems, LLC
3.375%, 02/15/2029 (a)	14,105,000	12,891,124

Bristol-Myers Squibb Co.
4.125%, 06/15/2039	8,734,000	9,570,416

Roche Holdings, Inc.
1.930%, 12/13/2028 (a)	7,000,000	6,734,614

Wyeth LLC
5.950%, 04/01/2037	13,738,000	18,027,218

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Computer and Electronic
Product Manufacturing – 0.96%

Apple, Inc.
1.650%, 02/08/2031	$20,000,000	$18,602,738
2.375%, 02/08/2041	10,000,000	8,895,086

Ciena Corp.
4.000%, 01/31/2030 (a)	1,000,000	986,160

Dell International, LLC
5.300%, 10/01/2029	10,100,000	11,292,228

Intel Corp.
3.900%, 03/25/2030	10,000,000	10,779,720

NVIDIA Corp.
2.000%, 06/15/2031	5,000,000	4,705,660

Siemens
Financieringsmaatschappij NV
2.150%, 03/11/2031 (a)(c)	9,650,000	9,185,834

Construction of Buildings – 0.35%

Ashton Woods USA, LLC
4.625%, 04/01/2030 (a)	2,600,000	2,453,711

Century Communities, Inc.
3.875%, 08/15/2029 (a)	3,925,000	3,646,521

KB Home
4.800%, 11/15/2029	6,197,000	6,203,972
4.000%, 06/15/2031	483,000	462,195

LGI Homes, Inc.
4.000%, 07/15/2029 (a)	7,000,000	6,542,900

M/I Homes, Inc.
3.950%, 02/15/2030	5,000,000	4,555,375

Credit Intermediation and
Related Activities – 7.10%

JPMorgan Chase & Co.
2.963% (SOFR + 1.260%),
01/25/2033 (b)	10,000,000	9,896,494

National Australia Bank Ltd.
3.347% (5 Year CMT
Rate + 1.700%),
01/12/2037 (a)(b)(c)	9,500,000	9,074,559

American AGcredit FLCA
3.375% to 06/15/2031 then
SOFR + 2.120%,
06/15/2036 (a)(b)	10,000,000	9,852,847

Atlantic Union Bankshares Corp.
2.875% to 12/15/2026 then
SOFR + 1.860%, 12/15/2031 (b)	9,500,000	9,301,002

Bank of America Corp.
2.087% to 05/14/2029 then
SOFR + 1.060%, 06/14/2029 (b)	12,000,000	11,369,770
2.651% to 03/11/31 then
SOFR + 1.220%, 03/11/2032 (b)	10,000,000	9,570,785

Bank of Montreal
3.088% (5 Year CMT
Rate + 1.400%),
01/10/2037 (b)(c)	15,000,000	14,318,079

Bank of Nova Scotia
2.450%, 02/02/2032 (c)	15,000,000	14,240,890

Bank of NT Butterfield & Son Ltd.
5.250% to 06/01/2023 then
3 Month LIBOR USD + 2.255%,
06/01/2028 (b)(c)	3,000,000	3,083,401
5.250% to 06/15/2025 then
SOFR + 5.060%,
06/15/2030 (b)(c)	5,000,000	5,364,522

Bank OZK
2.750% to 10/01/2026 then
SOFR + 2.090%, 10/01/2031 (b)	15,175,000	15,199,170

Banner Corp.
5.000% to 06/30/2025 then
SOFR + 4.890%, 06/30/2030 (b)	5,000,000	5,241,775

Barclays PLC
6.125% to 12/15/2025, then 5 Year
CMT Rate + 5.867% (b)(c)(i)(k)	12,050,000	12,501,875

BlueHub Loan Fund, Inc.
3.099%, 01/01/2030	3,040,000	3,085,236

Bryn Mawr Bank Corp.
4.250% to 12/15/2022 then
3 Month LIBOR USD + 2.050%,
12/15/2027 (b)	3,500,000	3,530,896

Citigroup, Inc.
3.980% to 03/20/2029 then
3 Month LIBOR USD + 1.338%,
03/20/2030 (b)	8,679,000	9,139,452

CNB Financial Corp.
3.250% to 6/15/2026 then
SOFR + 2.580%,
06/15/2031 (a)(b)	8,000,000	7,922,736

Compeer Financial FLCA
2.750% to 06/01/2026 then
SOFR + 2.030%,
06/01/2031 (a)(b)	5,000,000	4,886,565
3.375% to 06/01/2031 then
SOFR + 1.965%,
06/01/2036 (a)(b)	4,750,000	4,689,564

First Busey Corp.
5.250% to 06/01/2025 then
SOFR + 5.110%, 06/01/2030 (b)	4,000,000	4,187,634

First Citizens BancShares, Inc.
3.375% to 03/15/2025 then
SOFR + 2.465%, 03/15/2030 (b)	7,500,000	7,498,713

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

First Financial Bancorp
5.250% to 05/15/2025 then
SOFR + 5.090%, 05/15/2030 (b)	$4,000,000	$4,200,088

First Foundation, Inc.
3.500% to 02/01/2027 then
SOFR + 2.040%, 02/01/2032 (b)	9,500,000	9,495,787

First Mid Bancshares, Inc.
3.950% to 10/15/2025 then
SOFR + 3.830%, 10/15/2030 (b)	5,300,000	5,381,340

First Midwest Bancorp, Inc.
5.875%, 09/29/2026	8,500,000	9,587,463

Firstbank
4.500% to 09/01/2025 then
SOFR + 4.390%, 09/01/2030 (b)	5,000,000	5,147,635

First-Citizens Bank & Trust Co.
6.125%, 03/09/2028	6,406,000	7,337,904

Flushing Financial Corp.
3.125% to 12/01/2026 then
SOFR + 2.035%, 12/01/2031 (b)	5,000,000	4,940,912

Great Southern Bank
5.500% to 06/15/2025 then
SOFR + 5.325%, 06/15/2030 (b)	4,750,000	5,020,511

Heartland Financial USA, Inc.
2.750% to 09/15/2026 then
SOFR + 2.100%, 09/15/2031 (b)	6,000,000	5,892,916

Heritage Commerce Corp.
5.250% to 06/01/2022 then
3 Month LIBOR USD + 3.365%,
06/01/2027 (b)	3,935,000	3,940,852

Hilltop Holdings, Inc.
6.125% to 05/15/2030 then
SOFR + 5.800%, 05/15/2035 (b)	9,000,000	9,951,510

HomeStreet, Inc.
3.500% to 01/30/2027 then
SOFR + 2.150%, 01/30/2032 (b)	6,500,000	6,473,124

Huntington National Bank
5.500% to 05/06/2025 then
3 Month LIBOR USD + 5.090%,
05/06/2030 (b)	2,000,000	2,152,295

Independent Bank Group, Inc.
4.000% to 09/15/2025 then
SOFR + 3.885%, 09/15/2030 (b)	7,000,000	7,221,296

John Deere Capital Corp.
2.000%, 06/17/2031	10,000,000	9,522,556

JPMorgan Chase & Co.
2.069% to 06/01/2028 then
SOFR + 1.015%, 06/01/2029 (b)	5,000,000	4,744,076

Mercantile Bank Corp.
3.250% to 01/30/2032 then
SOFR + 2.120%,
01/30/2032 (a)(b)	7,000,000	6,860,525

NBT Bancorp, Inc.
5.000% to 07/01/2025 then
SOFR + 4.850%, 07/01/2030 (b)	7,500,000	7,920,698

NexBank Capital, Inc.
4.000% to 08/15/2026 then
SOFR + 3.390%,
08/15/2031 (a)(b)	6,500,000	6,580,615

OceanFirst Financial Corp.
5.250% to 05/15/2025 then
SOFR + 5.095%, 05/15/2030 (b)	5,000,000	5,285,868

OneMain Finance Corp.
3.500%, 01/15/2027	5,000,000	4,737,300
5.375%, 11/15/2029	10,003,000	10,078,022

Oxford Finance Co-Issuer II, Inc.
6.375%, 02/01/2027 (a)	750,000	768,510

Pacific Life Global Funding II
2.450%, 01/11/2032 (a)	14,000,000	13,629,240

Pacific Premier Bancorp, Inc.
4.875% to 05/15/2024 then
3 Month LIBOR USD + 2.500%,
05/15/2029 (b)	4,000,000	4,094,590
5.375% to 06/15/2025 then
SOFR + 5.170%, 06/15/2030 (b)	5,000,000	5,353,238

Park National Corp.
4.500% to 09/01/2025 then
SOFR + 4.390%, 09/01/2030 (b)	5,100,000	5,265,595

Peapack-Gladstone Financial Corp.
3.500% to 12/30/2025 then
SOFR + 3.260%, 12/30/2030 (b)	7,500,000	7,500,931

Pinnacle Financial Partners, Inc.
4.125% to 09/15/2024 then
3 Month LIBOR USD + 2.775%,
09/15/2029 (b)	6,000,000	6,166,403

RBB Bancorp
4.000% to 04/01/2026 then
SOFR + 3.290%, 04/01/2031 (b)	5,450,000	5,524,809

Sandy Spring Bancorp, Inc.
4.250% to 11/15/2024 then
SOFR + 2.882%, 11/15/2029 (b)	5,500,000	5,706,724

Signature Bank
4.125% to 11/01/2024 then
3 Month LIBOR USD + 2.559%,
11/01/2029 (b)	5,000,000	5,140,237

Southside Bancshares, Inc.
3.875% to 11/15/2025 then
SOFR + 3.660%, 11/15/2030 (b)	7,000,000	7,091,357

Summit Financial Group, Inc.
3.250% to 12/01/2026 then
SOFR + 2.300%,
12/01/2031 (a)(b)	4,000,000	3,932,100

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Texas Capital Bancshares, Inc.
4.000% (5 Year CMT Rate +
3.150%), 05/06/2031 (b)	$10,942,000	$11,035,342

Texas Capital Bank, NA
5.250%, 01/31/2026	5,000,000	5,312,339

Toronto-Dominion Bank
2.000%, 09/10/2031 (c)	10,000,000	9,296,117
2.450%, 01/12/2032 (c)	6,000,000	5,776,422

Towne Bank
3.125% to 02/15/2027 then
SOFR + 1.680%, 02/15/2032 (b)	7,000,000	6,981,321
4.500% to 07/30/2022 then
3 Month LIBOR USD + 2.550%,
07/30/2027 (b)	4,000,000	4,033,325

Toyota Motor Credit Corp.
1.900%, 09/12/2031	5,000,000	4,625,569

Trustmark Corp.
3.625% to 12/01/2025 then
SOFR + 3.387%, 12/01/2030 (b)	6,500,000	6,555,662

UBS Group AG
2.746% (1 Year CMT
Rate + 1.100%),
02/11/2033 (a)(b)(c)	10,000,000	9,539,459

UMB Financial Corp.
3.700% (5 Year CMT
Rate + 3.437%), 09/17/2030 (b)	5,000,000	5,045,244

Valley National Bancorp
3.000% to 06/15/2026 then
SOFR + 2.360%, 06/15/2031 (b)	7,300,000	7,255,977

Western Alliance Bancorp
3.000% to 06/15/2026 then
SOFR + 2.250%, 06/15/2031 (b)	5,900,000	5,873,992

Western Alliance Bank
5.250% to 06/01/2025 then
SOFR + 5.120%, 06/01/2030 (b)	5,000,000	5,296,047

WSFS Financial Corp.
2.750% to 12/15/2025 then
SOFR + 2.485%, 12/15/2030 (b)	4,470,000	4,406,455

Educational Services – 0.27%

Austin Achieve Public
Schools, Inc.
5.750%, 06/15/2026	1,710,000	1,712,138

Liberty University, Inc.
3.338%, 03/01/2034	16,000,000	16,122,545

Fabricated Metal Product
Manufacturing – 0.28%

Ball Corp.
2.875%, 08/15/2030	15,475,000	14,170,690
3.125%, 09/15/2031	5,000,000	4,589,600

Food Manufacturing – 0.31%

Archer-Daniels-Midland Co.
3.250%, 03/27/2030	10,900,000	11,314,083

Hormel Foods Corp.
1.700%, 06/03/2028	10,000,000	9,568,584

Food Services and
Drinking Places – 0.24%

Papa John’s International, Inc.
3.875%, 09/15/2029 (a)	10,274,000	9,569,203

Yum! Brands, Inc.
4.750%, 01/15/2030 (a)	2,100,000	2,135,301
3.625%, 03/15/2031	4,467,000	4,180,956

Funds, Trusts, and Other
Financial Vehicles – 0.65%

Ares Capital Corp.
3.200%, 11/15/2031	15,000,000	13,565,646

New York Life Global Funding
1.850%, 08/01/2031 (a)	25,000,000	22,740,957

RGA Global Funding
2.700%, 01/18/2029 (a)	7,750,000	7,630,846

Furniture and Related
Product Manufacturing – 0.16%

Tempur Sealy International, Inc.
3.875%, 10/15/2031 (a)	11,701,000	10,530,900

Hospitals – 1.27%

Advocate Health &
Hospitals Corp.
3.829%, 08/15/2028	15,000,000	16,071,228

Cedars-Sinai Health System
2.288%, 08/15/2031	10,000,000	9,463,532

CHRISTUS Health
4.341%, 07/01/2028	20,145,000	21,884,863

CommonSpirit Health
2.782%, 10/01/2030	10,000,000	9,765,726
3.817%, 10/01/2049	1,800,000	1,818,529

Hackensack Meridian Health, Inc.
2.675%, 09/01/2041	9,920,000	8,919,089

Memorial Health Services
3.496%, 05/01/2022	575,000	576,418
3.447%, 11/01/2049	4,820,000	4,777,811

Orlando Health Obligated Group
2.891%, 10/01/2035	1,000,000	951,712

Sutter Health
3.695%, 08/15/2028	10,225,000	10,821,637

Insurance Carriers and
Related Activities – 0.88%

Centene Corp.
2.450%, 07/15/2028	13,441,000	12,681,852
3.000%, 10/15/2030	5,965,000	5,695,060

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Chubb INA Holdings, Inc.
1.375%, 09/15/2030	$12,483,000	$11,182,192

Metropolitan Life
Global Funding I
2.400%, 01/11/2032 (a)	20,000,000	19,286,909

Renasant Corp.
3.000% to 12/01/2026 then
SOFR + 1.910%, 12/01/2031 (b)	5,000,000	4,913,723
4.500% to 09/15/2030 then
SOFR + 4.025%, 09/15/2035 (b)	5,000,000	5,344,124

Management of Companies
and Enterprises – 0.38%

Central Pacific Financial Corp.
4.750% to 11/01/2025 then
SOFR + 4.560%, 11/01/2030 (b)	5,000,000	5,143,825

First Interstate BancSystem, Inc.
5.250% to 05/15/2025 then
SOFR + 5.180%, 05/15/2030 (b)	5,000,000	5,204,944

Home BancShares, Inc.
3.125% to 01/30/2027 then
SOFR + 1.820%, 01/30/2032 (b)	9,000,000	9,011,361

New Red Finance, Inc.
3.875%, 01/15/2028 (a)(c)	4,000,000	3,896,400
3.500%, 02/15/2029 (a)(c)	2,400,000	2,266,428

Merchant Wholesalers,
Durable Goods – 0.25%

CDW Finance Corp.
3.276%, 12/01/2028	1,650,000	1,620,490
3.250%, 02/15/2029	4,915,000	4,587,956
3.569%, 12/01/2031	800,000	778,012

Genuine Parts Co.
2.750%, 02/01/2032	10,000,000	9,575,374

Merchant Wholesalers,
Nondurable Goods – 0.36%

Cargill, Inc.
2.125%, 04/23/2030 (a)	5,632,000	5,362,347
2.125%, 11/10/2031 (a)	20,000,000	18,863,607

Miscellaneous
Manufacturing – 0.16%

Johnson & Johnson
5.850%, 07/15/2038	8,180,000	10,947,857

Motor Vehicle and
Parts Dealers – 0.78%

Asbury Automotive Group, Inc.
5.000%, 02/15/2032 (a)	5,800,000	5,638,876

AutoNation, Inc.
3.850%, 03/01/2032	5,000,000	5,050,134

Group 1 Automotive, Inc.
4.000%, 08/15/2028 (a)	13,117,000	12,664,136

Lithia Motors, Inc.
4.625%, 12/15/2027 (a)	5,000,000	5,118,425
3.875%, 06/01/2029 (a)	4,750,000	4,687,157
4.375%, 01/15/2031 (a)	3,000,000	3,027,420

Penske Automotive Group, Inc.
3.750%, 06/15/2029	6,450,000	6,034,136

Volkswagen Group of
America Finance, LLC
3.750%, 05/13/2030 (a)	10,000,000	10,438,282

Nonmetallic Mineral Product
Manufacturing – 0.10%

Corning, Inc.
5.750%, 08/15/2040	5,107,000	6,418,959

Nursing and Residential
Care Facilities – 0.10%

HumanGood California
Obligated Group
3.000%, 10/01/2028	6,880,000	6,772,543

Paper Manufacturing – 0.40%

Georgia-Pacific, LLC
2.300%, 04/30/2030 (a)	10,000,000	9,645,646

Graphic Packaging
International, LLC
4.750%, 07/15/2027 (a)	1,700,000	1,745,424
3.500%, 03/15/2028 (a)	9,888,000	9,407,394
3.750%, 02/01/2030 (a)	6,575,000	6,274,457

Personal and Laundry
Services – 0.29%

Service Corp. International
5.125%, 06/01/2029	5,250,000	5,390,962
3.375%, 08/15/2030	7,535,000	6,937,512
4.000%, 05/15/2031	7,475,000	7,094,635

Primary Metal
Manufacturing – 0.29%

Howmet Aerospace, Inc.
5.900%, 02/01/2027	6,826,000	7,425,971
3.000%, 01/15/2029	12,937,000	12,295,972

Professional, Scientific, and
Technical Services – 0.76%

AECOM
5.125%, 03/15/2027	20,000,000	20,517,200

Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (a)	9,324,000	9,142,555

Gartner, Inc.
3.625%, 06/15/2029 (a)	10,000,000	9,719,900

Open Text Corp.
3.875%, 12/01/2029 (a)(c)	8,830,000	8,346,999

Science Applications
International Corp.
4.875%, 04/01/2028 (a)	3,163,000	3,090,884

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Publishing Industries
(except Internet) – 0.66%

Adobe, Inc.
2.300%, 02/01/2030	$7,000,000	$6,812,651

Microsoft Corp.
3.500%, 02/12/2035	6,076,000	6,553,776

News Corp.
3.875%, 05/15/2029 (a)	1,500,000	1,438,875

Open Text Holdings, Inc.
4.125%, 12/01/2031 (a)	6,250,000	5,946,344

Oracle Corp.
2.300%, 03/25/2028	10,000,000	9,544,619
3.850%, 07/15/2036	10,000,000	9,620,631

Salesforce.com, Inc.
1.950%, 07/15/2031	5,000,000	4,728,233

Real Estate – 0.64%

American Finance Trust, Inc.
4.500%, 09/30/2028 (a)	10,000,000	9,333,800

Arbor Realty SR, Inc.
5.000%, 12/30/2028 (a)	5,000,000	4,992,166

Arbor Realty Trust, Inc.
4.750%, 10/15/2024 (a)	4,000,000	3,960,253
4.500%, 03/15/2027 (a)	5,000,000	4,894,446

Enterprise Community
Loan Fund, Inc.
3.685%, 11/01/2023	5,010,000	5,125,995
4.152%, 11/01/2028	5,000,000	5,168,423

Simon Property Group LP
6.750%, 02/01/2040	6,738,000	9,238,234

Religious, Grantmaking, Civic,
Professional, and
Similar Organizations – 0.16%

Nature Conservancy
1.711%, 07/01/2031	1,250,000	1,115,093
1.811%, 07/01/2032	1,150,000	1,016,733
1.861%, 07/01/2033	532,000	462,564

Penn State Health
3.806%, 11/01/2049	3,500,000	3,675,061

United Jewish Appeal-Federation
of Jewish Philanthropies
of New York, Inc.
2.145%, 02/01/2031	4,565,000	4,321,485

Rental and Leasing
Services – 0.12%

United Rentals
North America, Inc.
3.750%, 01/15/2032	8,500,000	8,108,702

Repair and Maintenance – 0.27%

Allison Transmission, Inc.
3.750%, 01/30/2031 (a)	11,415,000	10,616,749

Valvoline, Inc.
3.625%, 06/15/2031 (a)	8,734,000	7,836,713

Securities, Commodity Contracts,
and Other Financial Investments
and Related Activities – 0.56%

Blackstone Holdings
Finance Co., LLC
1.625%, 08/05/2028 (a)	15,000,000	13,900,599

Brookfield Asset
Management, Inc.
7.375%, 03/01/2033 (c)	3,000,000	3,976,812

Charles Schwab Corp.
2.300%, 05/13/2031	10,000,000	9,569,882

Northwestern Mutual
Global Funding
1.700%, 06/01/2028 (a)	10,000,000	9,584,396

Prime Security Services
Borrower, LLC
3.375%, 08/31/2027 (a)	1,000,000	926,577

Specialty Trade
Contractors – 0.09%

TopBuild Corp.
3.625%, 03/15/2029 (a)	4,650,000	4,369,000
4.125%, 02/15/2032 (a)	1,565,000	1,490,702

Telecommunications – 0.26%

T-Mobile USA, Inc.
2.625%, 02/15/2029	7,939,000	7,459,048

Verizon Communications, Inc.
4.500%, 08/10/2033	9,180,000	10,211,043

Transportation Equipment
Manufacturing – 0.74%

Dana, Inc.
5.375%, 11/15/2027	5,000,000	5,106,275
4.250%, 09/01/2030	5,000,000	4,757,725
4.500%, 02/15/2032	5,000,000	4,695,375

General Dynamics Corp.
3.625%, 04/01/2030	5,000,000	5,312,500

Sensata Technologies, Inc.
4.375%, 02/15/2030 (a)	8,593,000	8,371,172
3.750%, 02/15/2031 (a)	6,355,000	5,920,381

Thor Industries, Inc.
4.000%, 10/15/2029 (a)	5,340,000	4,879,425

TransDigm, Inc.
8.000%, 12/15/2025 (a)	9,110,000	9,523,230

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Winnebago Industries, Inc.
6.250%, 07/15/2028 (a)	$1,000,000	$1,033,760

Utilities – 0.11%

Oglethorpe Power Corp.
6.191%, 01/01/2031 (a)	6,445,000	7,483,225

Wood Product
Manufacturing – 0.22%

Builders FirstSource, Inc.
4.250%, 02/01/2032 (a)	5,750,000	5,516,464

Masonite International Corp.
3.500%, 02/15/2030 (a)(c)	10,000,000	9,291,950
TOTAL CORPORATE BONDS
(Cost $1,652,925,867)		1,608,915,417

NON-AGENCY RESIDENTIAL
MORTGAGE BACKED SECURITIES – 10.09%

Adjustable Rate Mortgage Trust
2005-3, 2.887%, 07/25/2035 (f)	320,027	329,507
2005-10, 2.652%, 01/25/2036 (f)	5,976,097	5,346,129
2006-2, 3.135%, 05/25/2036 (f)	946,725	922,508

Alternative Loan Trust
2004-28CB, 5.000%, 01/25/2020 (g)	127,195	101,326
2006-J3, 5.750%, 05/25/2026	557,579	551,734
2004-27CB, 6.000%, 12/25/2034	1,098,626	1,095,082
2004-28CB, 6.000%, 01/25/2035	342,974	345,154
2005-6CB, 5.750%, 04/25/2035	2,184,502	2,125,648
2005-6CB, 7.500%, 04/25/2035	256,155	254,541
2005-13CB, 0.687% (1 Month LIBOR USD + 0.500%),

05/25/2035 (b)	1,069,549	952,946
2005-9CB, 0.687% (1 Month LIBOR USD + 0.500%),

05/25/2035 (b)	2,335,485	2,193,322
2005-9CB, 6.000%, 05/25/2035	8,045,867	5,511,644
2005-21CB, 5.250%, 06/25/2035	3,092,321	2,847,882
2005-21CB, 6.000%, 06/25/2035	1,866,153	1,773,191
2005-J6, 0.687% (1 Month LIBOR USD + 0.500%),

07/25/2035 (b)	3,554,989	3,063,118
2005-20CB, 5.500%, 07/25/2035	1,174,389	1,075,786
2005-43, 3.363%, 09/25/2035 (f)	191,481	183,560
2005-63, 2.797%, 11/25/2035 (f)	990,704	957,018
2005-54CB, 5.500%, 11/25/2035	609,202	446,806
2005-J13, 5.500%, 11/25/2035	549,667	465,628
2005-65CB, 0.000%, 12/25/2035 (d)(e)
	821,801	452,768
2005-65CB, 5.500%, 01/25/2036	118,308	100,506
2005-75CB, 5.500%, 01/25/2036	1,473,761	1,266,126
2005-73CB, 5.750%, 01/25/2036	379,973	271,252
2005-86CB, 5.500%, 02/25/2036	141,431	108,119
2005-86CB, 5.500%, 02/25/2036	1,020,605	780,216
2005-80CB, 6.000%, 02/25/2036	4,763,133	4,791,610
2006-6CB, 5.500%, 05/25/2036	110,562	105,402
2006-12CB, 5.750% (1 Month LIBOR USD + 5.750%), 05/25/2036 (b)

	586,038	407,422
2006-14CB, 6.000%, 06/25/2036	2,613,726	1,900,765
2006-16CB, 6.000%, 06/25/2036	910,187	679,210
2006-16CB, 6.000%, 06/25/2036	1,048,405	782,387
2006-16CB, 6.000%, 06/25/2036	399,985	298,494
2006-19CB, 0.587% (1 Month LIBOR USD + 0.400%), 08/25/2036 (b)

	708,791	348,690
2006-24CB, 5.750%, 08/25/2036	2,683,690	1,973,513
2006-24CB, 5.750%, 08/25/2036	4,326,172	3,181,348
2006-19CB, 6.000%, 08/25/2036	4,129,518	3,153,554
2006-19CB, 6.000%, 08/25/2036	239,265	182,589
2006-19CB, 6.000% (1 Month LIBOR USD + 1.000%), 08/25/2036 (b)

	2,702,322	2,063,116
2006-19CB, 6.000% (1 Month LIBOR USD + 1.000%), 08/25/2036 (b)

	1,065,458	813,366
2006-23CB, 6.000%, 08/25/2036	705,205	717,544
2006-23CB, 6.500%, 08/25/2036	5,849,069	2,856,559
2006-J6, 6.000%, 09/25/2036	3,050,568	2,169,057
2006-J6, 6.000%, 09/25/2036	2,264,664	1,610,253
2006-26CB, 6.250%, 09/25/2036	5,623,414	3,806,667
2006-J5, 6.500%, 09/25/2036	2,096,311	1,605,592
2006-J5, 6.500%, 09/25/2036	10,148,422	7,772,806
2006-31CB, 5.750%, 11/25/2036	2,060,657	1,532,373
2006-31CB, 6.000%, 11/25/2036	228,443	173,582
2006-30T1, 6.500%, 11/25/2036	8,340,836	3,503,904
2006-39CB, 6.000%, 01/25/2037	2,625,585	2,595,868
2006-41CB, 6.000%, 01/25/2037	559,471	408,431
2007-2CB, 5.750%, 03/25/2037	6,026,256	4,238,186
2007-4CB, 5.750%, 04/25/2037	1,287,855	1,265,889
2007-4CB, 5.750%, 04/25/2037	1,712,113	1,682,911
2007-8CB, 5.500%, 05/25/2037	6,261,859	4,550,266
2007-8CB, 6.000%, 05/25/2037	846,091	638,598
2007-J2, 6.000%, 07/25/2037	6,004,513	5,863,576
2008-2R, 6.000%, 08/25/2037 (f)	7,365,450	5,018,447
2007-23CB, 6.000%, 09/25/2037	4,599,285	3,264,131
2007-13, 6.000%, 06/25/2047	2,637,466	1,853,868

American Home Mortgage
Investment Trust
2006-2, 6.750%, 06/25/2036 (h)	2,756,123	618,698

Banc of America Alternative
Loan Trust
2005-11, 5.750%, 12/25/2035	780,080	763,002
2005-11, 5.750%, 12/25/2035	127,173	124,389

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Banc of America Alternative
Loan Trust (Cont.)
2006-9, 0.587% (1 Month LIBOR USD + 0.400%), 01/25/2037 (b)

	$1,038,829	$816,132
2006-9, 6.000%, 01/25/2037	214,633	208,752
2006-4, 6.000%, 05/25/2046	1,068,632	1,050,921
2006-4, 6.500%, 05/25/2046	757,275	745,058
2006-4, 6.500%, 05/25/2046	1,240,496	1,211,071
2006-5, 6.000%, 06/25/2046	318,747	312,960
2006-6, 6.000%, 07/25/2046	1,257,712	1,201,689

Banc of America Funding Trust
2003-3, 5.500%, 10/25/2033	261,747	264,358
2004-1, 6.000%, 02/25/2034	657,224	704,021
2004-1, 6.000%, 03/25/2034	3,992,239	4,307,937
2004-B, 2.398%, 11/20/2034 (f)	2,112,833	2,156,871
2007-4, 5.500%, 11/25/2034	342,728	339,947
2005-3, 5.500%, 06/25/2035	85,451	87,791
2014-R3, 2.378%, 06/26/2035 (a)(f)
	1,615,478	1,610,851
2014-R3, 2.429%, 06/26/2035 (a)(f)
	3,424,684	3,353,537
2005-4, 5.500%, 08/25/2035	37,717	39,417
2005-5, 5.500%, 09/25/2035	233,259	237,498
2005-5, 5.500%, 09/25/2035	1,902,073	1,975,670
2005-7, 5.500%, 11/25/2035	3,598,660	3,554,921
2005-7, 5.750%, 11/25/2035	8,586	8,985
2005-7, 6.000%, 11/25/2035	42,709	44,096
2005-8, 5.750%, 01/25/2036	2,428,113	2,389,441
2006-B, 2.385%, 03/20/2036 (f)	648,921	586,348
2006-F, 2.766%, 07/20/2036 (f)	6,804,499	6,452,735
2006-5, 5.750%, 09/25/2036	404,963	409,666
2006-7, 6.000%, 09/25/2036	547,705	532,495
2006-I, 1.877%, 12/20/2036 (f)	534,641	524,385
2006-I, 1.877%, 12/20/2036 (f)	3,073,613	3,070,313
2006-I, 2.110%, 12/20/2036 (f)	734,406	758,160
2007-1, 6.689%, 01/25/2037 (h)	810,684	806,734
2007-2, 0.247% (1 Month LIBOR USD + 0.060%), 03/25/2037 (b)

	429,590	416,591
2007-3, 1.047% (1 Month LIBOR USD + 0.860%), 04/25/2037 (b)

	1,039,671	1,023,272
2007-6, 0.467% (1 Month LIBOR USD + 0.280%), 07/25/2037 (b)

	4,871,031	4,794,523
2007-6, 0.477% (1 Month LIBOR USD + 0.290%), 07/25/2037 (b)

	1,180,181	1,162,236
2007-5, 5.500%, 07/25/2037	1,495,598	1,489,793
2010-R3, 6.000%, 09/26/2037 (a)(f)	7,064,108	7,076,591
2006-J, 3.443%, 01/20/2047 (f)	149,905	145,506

Banc of America Mortgage Trust
2005-A, 2.575%, 02/25/2035 (f)	1,701,395	1,762,965
2005-F, 2.689%, 07/25/2035 (f)	871,348	869,815
2007-1, 6.000%, 03/25/2037	1,765,710	1,652,895
2006-B, 2.529%, 10/20/2046 (f)	577,066	560,080

BCAP LLC Trust
2007-AA2, 7.500%, 04/25/2037 (i)	312,909	219,743

Bear Stearns ALT-A Trust
2006-6, 3.185%, 11/25/2036 (f)	830,723	536,798

Bear Stearns ARM Trust
2004-12, 2.865%, 02/25/2035 (f)	48,434	48,691

Bear Stearns Asset Backed
Securities I Trust
2005-AC5, 1.187% (1 Month
LIBOR USD + 1.000%), 08/25/2035 (b)
	559,634	408,735
2006-AC4, 0.437% (1 Month
LIBOR USD + 0.250%), 07/25/2036 (b)
	3,492,573	3,177,954
2006-AC4, 33.583% (1 Month
LIBOR USD + 36.250%), 07/25/2036 (b)(e)(i)
	807,079	1,013,702

Charlie Mac Trust
2004-2, 6.000%, 10/25/2034	38,216	38,268

Chase Funding Trust
2004-1, 0.937% (1 Month LIBOR
USD + 0.750%), 09/25/2033 (b)	160,231	159,966

Chase Mortgage Finance Trust
2005-S2, 5.500%, 10/25/2035	698,786	707,927
2005-S3, 5.500%, 11/25/2035	6,168,380	5,604,851
2005-A1, 2.939%, 12/25/2035 (f)	906,719	906,609
2005-A1, 2.939%, 12/25/2035 (f)	945,293	945,178
2006-S3, 6.000%, 11/25/2036	7,043,529	4,287,889
2006-S4, 6.000%, 12/25/2036	1,070,484	673,932
2006-S4, 6.000%, 12/25/2036	4,053,844	2,552,132
2007-S1, 6.000%, 02/25/2037	4,087,834	2,226,538
2007-S3, 5.750%, 05/25/2037	709,214	437,286
2007-S3, 6.000%, 05/25/2037	2,160,973	1,356,973
2007-A2, 2.758%, 07/25/2037 (f)	969,519	917,984

ChaseFlex Trust
2005-1, 5.500%, 02/25/2035	361,381	316,416
2006-2, 4.478%, 09/25/2036 (f)	2,682,626	2,633,236
2007-M1, 4.161%, 08/25/2037 (h)	1,585,866	1,519,352

CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	23,645	18,931
2003-42, 2.249%, 10/25/2033 (f)	951,010	949,472
2003-44, 5.000%, 10/25/2033	290,000	292,758
2004-4, 5.500%, 05/25/2034	497,511	492,566
2004-14, 2.739%, 08/25/2034 (f)	2,634,769	2,659,637
2004-21, 4.000%, 11/25/2034	577,833	581,593
2004-24, 5.500%, 12/25/2034	2,705,022	2,745,762

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

CHL Mortgage
Pass-Through Trust (Cont.)
2004-J9, 5.500%, 01/25/2035	$571,422	$576,025
2004-HYB5, 2.617%, 04/20/2035 (f)
	770,382	818,280
2005-HYB2, 2.819%, 05/20/2035 (f)
	829,143	860,879
2005-13, 5.500%, 06/25/2035	1,734,425	1,302,351
2005-J3, 5.500%, 09/25/2035	71,901	70,062
2005-27, 5.500%, 12/25/2035	588,742	364,865
2005-27, 5.500%, 12/25/2035	1,125,041	1,018,160
2005-31, 2.754%, 01/25/2036 (f)	1,088,197	1,035,565
2005-30, 5.500%, 01/25/2036	71,087	55,943
2005-HY10, 3.058%, 02/20/2036 (f)
	117,809	102,482
2005-HY10, 3.115%, 02/20/2036 (f)
	59,639	49,929
2005-HY10, 3.269%, 02/20/2036 (f)
	1,681,990	1,699,116
2006-6, 6.000%, 04/25/2036	662,723	457,643
2006-9, 6.000%, 05/25/2036	1,196,214	793,503
2006-J4, 6.250%, 09/25/2036	101,499	54,130
2006-16, 6.500%, 11/25/2036	558,556	302,162
2006-17, 6.000% (1 Month LIBOR USD + 0.550%),

12/25/2036 (b)	3,150,759	1,878,630
2006-17, 6.000%, 12/25/2036	2,329,635	1,377,728
2006-18, 6.000%, 12/25/2036	279,398	203,292
2006-21, 5.750%, 02/25/2037	1,381,652	919,334
2006-21, 6.000%, 02/25/2037	3,190,423	2,177,307
2006-21, 6.000%, 02/25/2037	728,445	497,128
2007-1, 6.000%, 03/25/2037	2,146,768	1,476,269
2007-5, 5.500%, 05/25/2037	829,124	558,775
2007-5, 5.750%, 05/25/2037	5,902,142	4,078,920
2007-5, 5.750%, 05/25/2037	901,222	622,827
2007-5, 5.750%, 05/25/2037	1,739,037	1,201,833
2007-10, 6.000%, 07/25/2037	1,997,379	1,325,778
2007-J2, 6.000%, 07/25/2037	3,003,307	1,588,687
2007-J2, 6.000%, 07/25/2037	193,966	102,604
2007-HY5, 3.011%, 09/25/2037 (f)	2,234,028	2,205,446
2007-HY6, 3.217%, 11/25/2037 (f)	276,831	264,626
2007-HY5, 3.434%, 09/25/2047 (f)	6,308,469	5,927,449

Citicorp Mortgage
Securities Trust
2006-3, 5.500%, 06/25/2021 (g)	50,926	41,474
2006-1, 6.000%, 02/25/2036	113,382	115,017
2006-3, 5.750%, 06/25/2036	428,327	425,984
2006-3, 6.000%, 06/25/2036	1,502,328	1,506,996
2006-3, 6.250%, 06/25/2036	940,583	951,572
2006-7, 6.000%, 12/25/2036	3,233,846	3,168,186
2007-3, 5.500%, 04/25/2037	39,401	40,923
2007-3, 6.000%, 04/25/2037	560,273	559,506

Citigroup Mortgage Loan Trust
2004-2, 9.250%, 08/25/2033 (a)	25,942	26,696
2004-HYB3, 2.835%, 09/25/2034 (f)
	492,205	500,571
2005-WF1, 5.330%, 11/25/2034 (h)
	2,742,380	2,824,780
2005-1, 2.381%, 04/25/2035 (f)	396,519	398,536
2005-2, 2.541%, 05/25/2035 (f)	508,527	513,446
2005-5, 6.000%, 08/25/2035	2,174,398	2,191,780
2005-7, 2.238%, 09/25/2035 (f)	485,863	465,568
2005-10, 2.667%, 12/25/2035 (f)	1,254,886	942,069
2006-WF1, 5.080%, 03/25/2036 (h)
	28,143,361	17,582,978
2006-AR7, 2.722%, 11/25/2036 (f)
	1,640,890	1,613,606
2007-AR4, 3.165%, 03/25/2037 (f)
	1,176,881	1,170,509

CitiMortgage Alternative
Loan Trust
2006-A2, 0.787% (1 Month LIBOR
USD + 0.600%), 05/25/2036 (b)	486,654	428,417
2006-A4, 6.000%, 09/25/2036	1,127,735	1,089,447
2007-A1, 6.000%, 01/25/2037	1,645,116	1,632,918
2007-A1, 6.000%, 01/25/2037	2,643,841	2,624,238

Credit Suisse First Boston
Mortgage Securities Corp.
2005-8, 7.000%, 09/25/2035	2,797,543	1,770,274

CSFB Mortgage-Backed
Pass-Through Certificates
2004-8, 5.500%, 12/25/2034	150,080	150,577
2005-3, 5.500%, 07/25/2035	781,591	798,422
2005-9, 5.500%, 10/25/2035	677,404	473,891
2005-10, 5.500%, 11/25/2035	468,282	421,817
2005-10, 5.500%, 11/25/2035	1,845,663	1,662,692
2005-10, 6.000%, 11/25/2035	837,399	309,596

CSMC Mortgage-Backed Trust
2006-CF1, 5.500%,
11/25/2035 (a)(h)	2,565,000	2,535,082
2006-1, 5.500%, 02/25/2036	343,293	339,394
2006-1, 5.500%, 02/25/2036	38,556	38,330
2006-2, 5.750%, 03/25/2036	564,903	455,260
2006-2, 6.000%, 03/25/2036	4,347,196	2,562,302
2006-4, 6.000%, 05/25/2036	566,119	432,726
2006-4, 7.000%, 05/25/2036	547,437	151,519
2011-12R, 2.338%, 07/27/2036 (a)(f)
	1,313,042	1,338,349
2006-7, 6.000%, 08/25/2036	813,540	769,521
2007-2, 5.500%, 03/25/2037	1,419,785	983,358
2007-3, 5.500%, 04/25/2037	361,019	338,630
2007-3, 5.500%, 04/25/2037	505,070	473,748
2013-2R, 3.033%, 05/27/2037 (a)(f)
	2,182,741	1,577,347

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Deutsche Alt-A Securities, Inc.
Mortgage Loan Trust
2005-3, 0.687% (1 Month LIBOR USD + 0.500%),

05/25/2035 (b)	$1,390,292	$1,335,169
2005-6, 5.500%, 12/25/2035	1,613,633	1,567,034

Deutsche Alt-B Securities, Inc.
Mortgage Loan Trust
2006-AB4, 0.287% (1 Month LIBOR USD + 0.100%),

10/25/2036 (b)	522,893	434,065

DFC HEL Trust
2001-1, 1.841% (1 Month LIBOR
USD + 1.650%), 08/15/2031 (b)	1,565,739	1,647,093

Equity One Mortgage
Pass-Through Trust
2003-1, 4.860%, 08/25/2033 (f)	780,147	781,639
2003-3, 4.868%, 12/25/2033 (f)	1,318,929	1,300,429

Fannie Mae Connecticut
Avenue Securities
2015-C03, 5.187% (1 Month LIBOR USD + 5.000%),

07/25/2025 (b)	3,396,981	3,488,778
2016-C01, 7.137% (1 Month LIBOR USD + 6.950%),

08/25/2028 (b)	2,051,120	2,168,276
2016-C05, 4.637% (1 Month LIBOR USD + 4.450%),

01/25/2029 (b)	2,338,130	2,418,311
2016-C07, 4.537% (1 Month LIBOR USD + 4.350%),

05/25/2029 (b)	2,874,251	2,995,286
2017-C01, 3.737% (1 Month LIBOR USD + 3.550%),

07/25/2029 (b)	3,153,520	3,237,298
2017-C05, 3.787% (1 Month LIBOR USD + 3.600%),

01/25/2030 (b)	6,599,636	6,682,680
2018-C03, 3.937% (1 Month LIBOR USD + 3.750%),

10/25/2030 (b)	5,000,000	5,052,328
2021-R02, 2.049% (SOFR30A
+ 2.000%), 11/25/2041 (a)(b)	2,250,000	2,155,452

First Horizon Alternative
Mortgage Securities Trust
2005-FA11, 5.250%, 02/25/2021 (g)	698	—
2006-FA6, 5.750%, 11/25/2021 (g)	909	690
2004-AA6, 2.292%, 01/25/2035 (f)	316,814	326,319
2004-AA7, 2.294%, 02/25/2035 (f)	982,505	998,796
2005-AA5, 2.412%, 07/25/2035 (f)	1,591,948	1,558,601
2005-AA7, 2.428%, 09/25/2035 (f)	1,706,260	1,661,700
2005-FA8, 5.500%, 11/25/2035	1,321,802	921,615
2006-FA1, 5.750%, 04/25/2036	2,067,468	1,337,769
2006-FA2, 6.000%, 05/25/2036	2,469,696	1,522,632
2006-FA2, 6.000%, 05/25/2036	1,567,645	966,494
2006-FA6, 6.000%, 11/25/2036	1,021,725	487,137
2006-FA6, 6.250%, 11/25/2036	1,295,099	635,904
2006-FA6, 6.250%, 11/25/2036	6,598,260	4,128,451
2007-AA1, 2.642%, 05/25/2037 (f)	2,696,694	2,173,139
2007-FA4, 6.250%, 08/25/2037	2,029,094	1,248,002

First Horizon Mortgage
Pass-Through Trust
2005-AR3, 2.569%, 08/25/2035 (f)	1,430,516	1,458,896
2006-AR4, 2.920%, 01/25/2037 (f)	2,913,391	2,241,299
2006-4, 5.750%, 02/25/2037	1,071,485	508,594
2006-4, 6.000%, 02/25/2037	648,822	318,861
2007-AR1, 2.842%, 05/25/2037 (f)	565,936	306,188
2007-AR2, 2.590%, 08/25/2037 (f)	2,416,639	1,123,423

Freddie Mac Structured Agency
Credit Risk Debt Notes
2018-DNA2, 3.887% (1 Month LIBOR USD + 3.700%),

12/25/2030 (a)(b)	5,000,000	5,055,935
2021-DNA7, 1.849% (SOFR30A
+ 1.800%), 11/25/2041 (a)(b)	7,750,000	7,488,300
2022-DNA1, 1.900% (SOFR30A
+ 1.850%), 01/25/2042 (a)(b)	6,800,000	6,704,062
2022-DNA1, 2.550% (SOFR30A
+ 2.500%), 01/25/2042 (a)(b)	9,000,000	8,437,055
2018-HRP2, 4.387% (1 Month LIBOR USD + 4.200%),

02/25/2047 (a)(b)	10,000,000	10,307,657
2020-DNA5, 4.849% (SOFR30A
+ 4.800%), 10/25/2050 (a)(b)	10,606,000	10,901,173

GSAA Home Equity Trust
2005-1, 6.260%, 11/25/2034 (h)	2,050,000	2,076,030
2006-15, 6.692%, 09/25/2036 (h)	2,172,441	807,996
2006-18, 6.182%, 11/25/2036 (h)	1,777,176	627,214
2007-7, 0.547% (1 Month LIBOR USD + 0.360%),

07/25/2037 (b)	984,736	980,008

GSR Mortgage Loan Trust
2005-4F, 6.500%, 04/25/2020 (g)	48,363	48,208
2003-5F, 3.000%, 08/25/2032	1,131,432	1,121,344
2004-15F, 6.000%, 12/25/2034	1,258,616	1,289,931
2005-1F, 6.000%, 01/25/2035	14,681	14,487
2005-AR4, 3.041%, 07/25/2035 (f)	173,011	163,375
2005-6F, 5.250%, 07/25/2035	92,814	93,634
2005-7F, 6.000%, 09/25/2035	22,737	23,152
2005-AR5, 3.079%, 10/25/2035 (f)	340,334	339,462
2005-AR7, 2.646%, 11/25/2035 (f)	578,016	580,231
2006-2F, 5.750%, 02/25/2036	547,205	546,354

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

HarborView Mortgage Loan Trust
2006-6, 2.928%, 08/19/2036 (f)	$2,588,613	$2,528,350
Home Partners of America Trust
2019-1, 2.908%, 09/17/2039 (a)	2,585,294	2,565,848
2019-2, 2.703%, 10/19/2039 (a)	3,388,100	3,361,569

Impac CMB Trust
2005-5, 0.687% (1 Month LIBOR USD + 0.250%),

08/25/2035 (b)	489,171	475,163

Impac Secured Assets
CMN Owner Trust
2002-2, 6.500%, 04/25/2033	1,064,258	1,086,465
2004-2, 4.868%, 08/25/2034 (h)	332,784	336,235

IndyMac IMSC Mortgage
Loan Trust
2007-AR1, 2.864%, 06/25/2037 (f)	402,457	319,823

IndyMac INDA Mortgage
Loan Trust
2007-AR1, 3.005%, 03/25/2037 (f)	409,676	381,739

IndyMac INDX
Mortgage Loan Trust
2004-AR4, 2.897%, 08/25/2034 (f)	2,570,778	2,629,119
2004-AR11, 2.528%, 12/25/2034 (f)	1,027,418	1,036,743
2005-AR3, 2.724%, 04/25/2035 (f)	928,218	924,867
2005-AR9, 3.313%, 07/25/2035 (f)	3,064,862	2,165,590
2005-AR23, 2.518%, 11/25/2035 (f)	637,748	619,318
2005-AR23, 2.823%, 11/25/2035 (f)	1,123,266	1,098,438
2005-AR25, 2.934%, 12/25/2035 (f)	2,069,813	1,558,925
2005-AR35, 2.928%, 02/25/2036 (f)	1,260,794	1,183,763
2006-AR3, 2.899%, 03/25/2036 (f)	5,721,040	4,953,959
2006-AR9, 2.938%, 06/25/2036 (f)	1,688,793	1,673,660
2006-AR25, 2.912%, 09/25/2036 (f)	1,372,843	1,375,163
2006-AR25, 3.085%, 09/25/2036 (f)	2,093,426	1,638,211
2006-AR31, 3.063%, 11/25/2036 (f)	4,445,536	4,411,965

Jefferies Resecuritization Trust
2009-R1, 2.643%, 11/26/2035 (a)(f)	795,296	788,905

JP Morgan Alternative Loan Trust
2006-S4, 6.460%, 12/25/2036 (h)	655,335	649,794
2008-R4, 6.000%, 12/27/2036 (a)	6,683,737	4,458,996

JP Morgan Mortgage Trust
2005-S3, 5.750%, 01/25/2036	47,917	29,965
2007-A3, 2.616%, 05/25/2037 (f)	2,977,755	2,587,517

JP Morgan Resecuritization Trust
2009-7, 6.009%, 07/27/2037 (a)(f)	70,105	70,264

Lehman Mortgage Trust
2005-2, 5.500%, 12/25/2035	1,583,341	1,104,368
2005-2, 5.750%, 12/25/2035	546,038	397,174
2005-3, 0.687% (1 Month LIBOR USD + 0.500%),

01/25/2036 (b)	938,977	469,971
2005-3, 4.563% (1 Month LIBOR USD + 4.750%),

01/25/2036 (b)(e)(i)(j)	938,977	183,301
2005-3, 5.500%, 01/25/2036	236,008	170,822
2006-1, 5.500%, 02/25/2036	396,802	287,848
2006-3, 6.000%, 07/25/2036	3,492,708	2,370,199
2006-3, 6.000%, 07/25/2036	7,736,291	5,240,534
2007-4, 5.750%, 05/25/2037	1,066,587	752,351
2007-4, 5.750%, 05/25/2037	2,330,494	1,643,888
2007-5, 5.750%, 06/25/2037	1,876,918	1,890,519
2007-5, 6.000%, 06/25/2037	2,376,799	946,800
2007-5, 6.000%, 06/25/2037	6,491,750	2,585,995

MASTR Adjustable Rate
Mortgages Trust
2004-4, 1.945%, 05/25/2034 (f)	97,527	95,253
2005-1, 2.483%, 02/25/2035 (f)	130,210	133,001

MASTR Alternative Loan Trust
2003-5, 5.932%, 08/25/2033 (f)	735,930	624,789
2003-7, 6.250%, 11/25/2033	71,849	74,051
2004-6, 5.500%, 07/25/2034	194,788	198,847
2004-6, 6.000%, 07/25/2034	171,225	177,664
2004-11, 6.500%, 10/25/2034	510,979	539,069
2005-2, 5.500%, 03/25/2035	2,000,000	2,192,993
2005-6, 5.500%, 12/25/2035	360,905	310,753

MASTR Asset Securitization Trust
2002-NC1, 2.287% (1 Month LIBOR
USD + 3.150%), 10/25/2032 (b)	269,740	270,120
2006-1, 0.637% (1 Month LIBOR
USD + 0.450%), 05/25/2036 (b)	642,910	112,906
2006-2, 6.000% (1 Month LIBOR
USD + 6.000%), 06/25/2036 (b)	1,286,138	1,057,794

Merrill Lynch Mortgage
Investors Trust
2006-F1, 6.000%, 04/25/2036	2,283,650	1,498,842

Merrill Lynch Mortgage
Investors Trust MLCC
2004-D, 1.546% (6 Month LIBOR
USD + 0.720%), 09/25/2029 (b)	601,578	586,312

Merrill Lynch Mortgage
Investors Trust MLMI
2005-A5, 2.999%, 06/25/2035 (f)	337,573	343,393
2005-A7, 2.899%, 09/25/2035 (f)	4,294,554	3,858,064

Morgan Stanley
Mortgage Loan Trust
2005-7, 5.500%, 11/25/2035	921,084	931,977
2005-7, 5.500%, 11/25/2035	345,800	335,365
2006-2, 5.490%, 02/25/2036 (f)	802,052	625,738
2006-2, 6.500%, 02/25/2036	903,281	555,022
2006-11, 6.000%, 08/25/2036	2,024,149	1,237,325
2006-11, 6.000%, 08/25/2036	1,576,971	1,365,133
2007-8XS, 6.000%, 04/25/2037 (f)	1,364,873	641,537
2007-3XS, 5.763%, 01/25/2047 (h)	6,842,677	2,837,400

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Morgan Stanley Reremic Trust
2012-R3, 2.552%, 11/26/2036 (a)(f)
	$1,016,787	$981,813

Nomura Asset Acceptance
Corp. Alternative Loan Trust
2005-WF1, 5.659%, 03/25/2035 (h)	39,180	39,328
2005-AR3, 5.688%, 07/25/2035 (f)	484,886	495,441
2007-1, 5.669%, 03/25/2047 (h)	962,699	950,959
2007-1, 5.995%, 03/25/2047 (h)	1,770,232	1,754,966

Nomura Resecuritization Trust
2011-4RA, 2.768%, 12/26/2036 (a)(f)
	6,150,328	6,068,626

Opteum Mortgage Acceptance
Corp. Asset Backed
Pass-Through Certificates
2005-5, 5.850%, 12/25/2035 (f)	168,763	169,470

RAAC Trust
2005-SP1, 6.000%, 09/25/2034	2,788	2,715

RALI Trust
2006-QA1, 5.329%, 01/25/2036 (f)	202,815	194,959
2006-QS1, 5.750%, 01/25/2036	219,788	214,975
2006-QS6, 6.000%, 06/25/2036	906,900	880,783
2006-QS6, 6.000%, 06/25/2036	465,816	452,401
2006-QS9, 0.887% (1 Month LIBOR USD + 0.700%),

07/25/2036 (b)	1,576,487	1,148,664
2006-QS13, 6.000%, 09/25/2036	2,533,840	2,365,165
2006-QS17, 0.537% (1 Month LIBOR USD + 0.350%),

12/25/2036 (b)	871,471	688,643
2006-QS17, 6.000%, 12/25/2036	345,666	329,169
2007-QS1, 5.750%, 01/25/2037	421,093	390,223
2007-QS1, 6.000%, 01/25/2037	1,306,769	1,222,375
2007-QS6, 6.000%, 04/25/2037	2,995,715	2,913,776
2007-QS10, 6.500%, 09/25/2037	342,455	331,725

RBSSP Resecuritization Trust
2009-7, 6.000%, 03/26/2036 (a)(f)	3,900,109	2,762,667

Renaissance Home
Equity Loan Trust
2005-1, 5.516%, 05/25/2035 (h)	229,377	231,940

Resecuritization
Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	1,817,526	1,861,368

Residential Asset
Securitization Trust
2003-A9, 4.000%, 08/25/2033	1,115,992	1,126,001
2004-R2, 5.500%, 08/25/2034	1,840,726	1,870,855
2005-A5, 5.500%, 05/25/2035	1,125,147	956,708
2005-A11, 4.850%, 10/25/2035	3,585,050	2,102,362
2005-A11, 5.500%, 10/25/2035	265,613	227,358
2005-A11, 6.000%, 10/25/2035	408,179	278,855
2005-A15, 5.750%, 02/25/2036	3,536,251	1,979,533
2006-A5CB, 6.000%, 06/25/2036	2,310,874	1,303,679
2006-A10, 0.837% (1 Month LIBOR USD + 0.650%),

09/25/2036 (b)	10,488,641	2,682,807
2006-A10, 5.663% (1 Month LIBOR USD + 5.850%),

09/25/2036 (b)(e)(i)(j)	10,488,641	2,796,001
2006-A15, 0.787% (1 Month LIBOR USD + 0.600%),

01/25/2037 (b)	16,674,797	4,216,831
2006-A15, 5.463% (1 Month LIBOR USD + 5.650%),

01/25/2037 (b)(e)(i)(j)	16,674,797	4,209,746

RFMSI Trust
2005-SA4, 2.970%, 09/25/2035 (f)	1,739,518	1,256,552
2005-SA4, 3.162%, 09/25/2035 (f)	1,498,062	1,144,686
2005-SA4, 3.258%, 09/25/2035 (f)	127,592	122,783
2006-S3, 5.500%, 03/25/2036	2,127,131	1,987,213
2006-S4, 6.000%, 04/25/2036	1,975,801	1,860,982
2006-S5, 6.000%, 06/25/2036	203,387	195,864
2006-S5, 6.000%, 06/25/2036	418,682	403,196
2006-S5, 6.000%, 06/25/2036	1,754,602	1,689,704
2006-S5, 6.000%, 06/25/2036	218,066	207,571
2006-S6, 6.000%, 07/25/2036	115,320	111,602
2006-S6, 6.000%, 07/25/2036	593,694	574,550
2006-S7, 6.250%, 08/25/2036	1,220,849	1,187,756
2006-S7, 6.500%, 08/25/2036	729,898	711,077
2006-S9, 5.750%, 09/25/2036	1,628,811	1,516,274
2007-S1, 6.000%, 01/25/2037	503,468	485,005
2007-S7, 6.000%, 07/25/2037	1,679,683	1,582,963

Specialty Underwriting &
Residential Finance Trust
2006-BC2, 3.684%, 02/25/2037 (h)	840,759	410,360

STARM Mortgage Loan Trust
2007-S1, 2.379%, 01/25/2037 (f)	401,784	343,452
2007-1, 2.295%, 02/25/2037 (f)	5,262,682	4,871,828
2007-2, 2.182%, 04/25/2037 (f)	500,707	269,724

Structured Adjustable
Rate Mortgage Loan Trust
2004-18, 2.414%, 12/25/2034 (f)	539,548	537,200
2005-12, 2.661%, 06/25/2035 (f)	698,098	597,579
2005-21, 3.323%, 11/25/2035 (f)	3,512,904	2,787,908
2005-21, 3.477%, 11/25/2035 (f)	179,439	171,513
2006-1, 2.827%, 02/25/2036 (f)	352,809	335,237
2006-1, 2.875%, 02/25/2036 (f)	1,266,479	1,152,695
2006-4, 3.230%, 05/25/2036 (f)	648,579	506,166
2006-12, 3.732%, 01/25/2037 (f)	617,002	552,815
2007-5, 0.627% (1 Month LIBOR USD + 0.440%),

06/25/2037 (b)	1,843,414	1,777,709

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Structured Adjustable
Rate Mortgage Loan Trust (Cont.)
2007-6, 0.567% (1 Month LIBOR
USD + 0.380%), 07/25/2037 (b)	$5,259,854	$5,189,758
2007-9, 2.034% (6 Month LIBOR
USD + 1.500%), 10/25/2037 (b)	1,012,400	1,039,318

Suntrust Alternative Loan Trust
2005-1F, 5.750%, 12/25/2035	1,022,522	1,003,138
2005-1F, 6.000%, 12/25/2035	2,361,225	2,334,239
2005-1F, 6.500%, 12/25/2035	2,423,029	2,410,837

TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036 (e)	80,771	4,700

Volt LLC
2021-NPL4, 4.949%, 03/27/2051 (a)(h)
	1,650,000	1,612,384

WaMu Mortgage Pass-Through
Certificates Trust
2003-S4, 5.649%, 06/25/2033 (f)	1,987,601	2,029,389
2003-AR10, 2.494%,
10/25/2033 (f)	8,294,106	8,367,262
2004-S2, 6.000%, 06/25/2034	48,654	49,229
2005-AR14, 2.829%, 12/25/2035 (f)	5,295,249	5,370,741
2006-AR10, 2.738%, 09/25/2036 (f)	1,051,495	1,014,250
2006-AR16, 2.716%, 12/25/2036 (f)	1,154,389	1,136,970
2007-HY2, 3.008%, 12/25/2036 (f)	14,709,907	14,662,025
2007-HY3, 2.856%, 03/25/2037 (f)	2,580,961	2,543,981
2007-HY5, 2.882%, 05/25/2037 (f)	1,275,451	1,268,905
2007-HY7, 3.009%, 07/25/2037 (f)	244,198	200,019
2006-AR8, 2.839%, 08/25/2046 (f)	1,693,906	1,685,027

Washington Mutual
Mortgage Pass-Through
Certificates WMALT Trust
2005-1, 6.000%, 03/25/2035	1,168,271	1,153,327
2005-4, 5.500%, 06/25/2035	1,107,677	1,091,013
2005-5, 5.500%, 07/25/2035	1,195,532	1,179,298
2005-6, 5.500%, 08/25/2035	2,989,519	2,899,492
2005-6, 5.500%, 08/25/2035	653,548	633,867
2005-6, 5.500%, 08/25/2035	1,317,226	1,279,712
2005-6, 6.500%, 08/25/2035	360,320	350,742
2005-9, 5.500%, 11/25/2035	454,847	446,803
2006-8, 4.201%, 10/25/2036 (h)	2,435,528	1,177,986
2007-HY1, 0.507% (1 Month LIBOR USD + 0.160%),

02/25/2037 (b)	2,049,058	1,863,758
2007-HY2, 3.493%, 04/25/2037 (f)	1,249,813	769,950
2007-OC2, 0.497% (1 Month LIBOR USD + 0.310%),

06/25/2037 (b)	3,435,680	3,385,674
2007-OC1, 0.427% (1 Month LIBOR USD + 0.240%),

01/25/2047 (b)	4,068,160	4,169,184

Wells Fargo Alternative Loan Trust
2007-PA1, 6.000%, 03/25/2037	991,672	964,407
2007-PA6, 2.774%, 12/28/2037 (f)	4,554,719	4,487,258

Wells Fargo Mortgage
Backed Securities Trust
2004-J, 2.596%, 07/25/2034 (f)	4,535,240	4,527,195
2005-AR14, 2.623%, 08/25/2035 (f)	667,169	674,965
2006-AR1, 2.649%, 03/25/2036 (f)	1,697,388	1,709,201
2006-AR5, 2.614%, 04/25/2036 (f)	3,014,338	2,996,259
2006-AR5, 2.640%, 04/25/2036 (f)	1,714,617	1,700,295
2006-AR19, 2.727%, 12/25/2036 (f)	2,035,764	2,028,845
2007-AR3, 2.694%, 04/25/2037 (f)	875,475	820,453
TOTAL NON-AGENCY RESIDENTIAL
MORTGAGE BACKED SECURITIES
(Cost $741,592,836)		678,489,401

NON-AGENCY COMMERCIAL
MORTGAGE BACKED SECURITIES – 18.20%

225 Liberty Street Trust
2016-225L, 4.649%, 02/10/2036 (a)(f)
	5,000,000	4,990,522
2016-225L, 4.649%, 02/10/2036 (a)(f)
	4,500,000	4,421,012

Arbor Multifamily Mortgage Securities Trust
2022-MF4, 3.293%, 12/15/2054 (a)(f)
	7,852,000	7,821,471
2022-MF4, 1.293%, 12/15/2054
	19,700,000	2,163,040

BANK
2021-BNK35, 1.052%, 06/15/2064 (j)
	48,791,353	3,645,787
2019-BNK16, 0.944%, 02/15/2052 (f)(j)
	78,830,434	4,241,842
2019-BNK17, 0.567%, 04/15/2052 (f)(j)
	123,653,000	4,827,042
2019-BNK17, 1.595%, 04/15/2052 (a)(f)(j)
	11,541,000	1,149,407
2019-BNK21, 1.112%, 10/17/2052 (a)(f)(j)
	18,699,333	1,388,207
2019-BNK21, 2.808%, 10/17/2052
	11,582,000	11,772,651
2019-BNK23, 0.176%, 12/15/2052 (f)(j)
	238,421,000	3,480,923
2019-BNK23, 0.695%, 12/15/2052 (j)
	85,280,802	4,016,990
2020-BNK29, 0.654%, 11/15/2053 (f)(j)
	132,417,000	6,784,690
2020-BNK29, 2.500%, 11/15/2053 (a)
	1,250,000	1,036,868
2020-BNK29, 3.028%, 11/15/2053 (f)
	1,170,000	1,102,761

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

BANK (Cont.)
2020-BNK30, 2.500%, 12/15/2053 (a)(f)
	$5,550,000	$4,596,860
2020-BNK30, 2.757%, 12/15/2053 (f)
	2,450,000	2,236,458
2021-BNK31, 1.739%, 02/15/2054
	7,250,000	6,920,160
2021-BNK32, 2.332%, 04/15/2054
	10,727,500	10,557,632
2021-BNK32, 2.500%, 04/15/2054 (a)
	5,000,000	4,164,616
2019-BNK20, 2.933%, 09/15/2062
	2,100,000	2,141,923
2019-BNK24, 0.186%, 11/15/2062 (f)(j)
	174,693,000	2,867,411
2020-BNK25, 0.885%, 01/15/2063 (f)(j)
	108,994,649	6,380,623
2020-BNK26, 0.600%, 03/15/2063 (f)(j)
	226,593,000	10,149,848
2020-BNK28, 0.972%, 03/15/2063 (f)(j)
	29,969,467	2,252,811
2020-BNK26, 2.041%, 03/15/2063
	5,200,000	5,042,337
2021-BNK34, 0.979%, 06/15/2063 (j)
	95,786,855	6,745,531
2021-BNK34, 2.754%, 06/15/2063 (f)
	8,000,000	7,611,177
2022-BNK40, 2.500%, 03/15/2064
	2,470,000	1,957,201
2022-BNK40, 3.507%, 03/15/2064
	5,000,000	4,999,135
2021-BNK33, 2.218%, 05/15/2064
	12,599,000	12,354,884
2021-BNK35, 2.067%, 06/15/2064
	10,400,000	10,052,760
2021-BNK36, 0.918%, 09/15/2064 (j)
	94,115,689	5,678,809
2021-BNK36, 2.283%, 09/15/2064
	12,250,000	11,980,284
2021-BNK37, 2.487%, 11/15/2064
	14,400,000	14,259,954

Barclays Commercial
Mortgage Trust
2019-C3, 0.774%, 05/15/2052 (f)(j)
	56,340,000	2,992,629
2019-C4, 1.144%, 08/15/2052 (f)(j)
	43,170,000	3,223,832
2019-C5, 0.372%, 11/15/2052 (f)(j)
	174,774,000	4,281,613
2019-C5, 1.351%, 11/15/2052 (a)(f)(j)
	12,996,000	1,124,349

BBCMS Mortgage Trust
2020-C6, 0.677%, 02/15/2053 (f)(j)
	59,000,000	2,999,094
2020-C6, 1.054%, 02/15/2053 (f)(j)
	93,389,761	6,190,938
2020-C7, 0.987%, 04/15/2053 (f)(j)
	17,140,000	1,268,302
2020-C7, 1.627%, 04/15/2053 (f)(j)
	22,065,278	2,058,344
2021-C9, 0.995%, 02/15/2054 (f)(j)
	68,467,000	5,380,479
2021-C9, 1.960%, 02/15/2054	10,000,000	9,656,864
2021-C9, 2.534%, 02/15/2054	8,500,000	8,070,583
2021-C10, 2.268%, 07/15/2054	10,000,000	9,785,809
2021-C10, 1.022%, 07/15/2054 (j)	73,112,500	6,092,735
2021-C10, 1.306%, 07/15/2054 (j)	65,559,583	5,972,295
2021-C11, 0.967%, 09/15/2054 (j)	29,540,000	2,459,382
2021-C11, 2.108%, 09/15/2054	29,000,000	27,979,896
2021-C12, 0.595%, 11/15/2054 (j)	59,992,000	3,243,893
2021-C12, 0.959%, 11/15/2054 (j)	101,906,195	7,193,650
2021-C12, 2.500%, 11/15/2054 (a)	4,750,000	3,812,140
2021-C12, 2.542%, 11/15/2054	12,000,000	11,913,666
2021-C12, 2.758%, 11/15/2054	9,000,000	8,466,482
2022-C14, 0.256%, 02/15/2055 (f)(j)
	166,823,000	4,900,809
2022-C14, 0.740%, 02/15/2055 (f)(j)
	100,757,000	5,504,637
2022-C14, 3.350%, 02/15/2055	10,000,000	10,090,127

Benchmark Mortgage Trust
2021-B28, 1.290%, 08/15/2054 (j)	86,479,655	7,891,234
2019-B9, 1.038%, 03/15/2052 (f)(j)
	29,725,135	1,773,051
2019-B9, 2.001%, 03/15/2052 (a)(f)(j)
	11,513,000	1,390,416
2019-B12, 0.416%, 08/15/2052 (a)(f)(j)
	93,260,000	2,688,425
2020-B16, 0.240%, 02/15/2053 (a)(f)(j)
	70,467,000	1,278,053
2020-B16, 0.927%, 02/15/2053 (f)(j)
	102,946,938	6,319,192
2020-B20, 0.582%, 10/15/2053 (f)(j)
	79,394,000	3,436,466
2020-B21, 1.798%, 12/17/2053	5,966,000	5,727,444
2020-B22, 1.731%, 01/15/2054	2,490,000	2,364,418
2021-B23, 0.905%, 02/15/2054 (a)(f)(j)
	105,441,000	7,787,240
2021-B23, 1.276%, 02/15/2054 (f)(j)
	119,031,821	10,289,968
2021-B23, 1.766%, 02/15/2054	5,000,000	4,786,776
2021-B24, 0.591%, 03/15/2054 (f)(j)
	99,123,000	5,068,407
2021-B24, 1.154%, 03/15/2054 (f)(j)
	66,665,201	5,225,925

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Benchmark Mortgage Trust (Cont.)
2021-B24, 2.256%, 03/15/2054	$5,400,000	$5,314,657
2021-B25, 0.661%, 04/15/2054 (j)	93,350,000	5,239,866
2021-B25, 1.109%, 04/15/2054 (j)	79,524,908	6,289,681
2021-B26, 1.369%, 06/15/2054 (j)	10,836,000	1,211,712
2021-B26, 2.000%, 06/15/2054 (a)	2,250,000	1,773,451
2021-B26, 2.688%, 06/15/2054 (f)	6,000,000	5,598,451
2021-B27, 1.271%, 07/15/2054 (j)	100,852,083	9,076,445
2021-B27, 1.488%, 07/15/2054 (j)	21,507,000	2,639,195
2021-B27, 2.000%, 07/15/2054 (a)	5,000,000	3,931,026
2021-B27, 2.355%, 07/15/2054	6,000,000	5,457,108
2021-B27, 2.703%, 07/15/2054	2,000,000	1,823,308
2021-B28, 0.955%, 08/15/2054 (j)	32,491,000	2,634,984
2021-B28, 1.980%, 08/15/2054	10,000,000	9,615,098
2021-B29, 1.308%, 09/15/2054 (j)	27,615,000	2,941,831
2021-B29, 2.000%, 09/15/2054 (a)	8,953,000	6,432,606
2021-B29, 2.205%, 09/15/2054	24,171,000	23,533,151
2021-B30, 0.594%, 11/15/2054 (a)(f)(j)
	83,683,000	4,063,496
2021-B30, 1.301%, 11/15/2054 (a)(f)(j)
	18,582,000	1,960,377
2021-B30, 2.000%, 11/15/2054 (a)	2,250,000	1,601,325
2021-B30, 2.000%, 11/15/2054 (a)	1,500,000	1,168,686
2021-B30, 2.431%, 11/15/2054	5,250,000	5,185,692
2021-B30, 2.881%, 11/15/2054 (f)	7,250,000	6,717,275
2021-B31, 0.427%, 12/15/2054	124,409,000	5,059,851
2021-B31, 0.776%, 12/15/2054	143,951,519	8,764,963
2021-B31, 1.142%, 12/15/2054	31,991,000	3,019,480
2021-B31, 2.250%, 12/15/2054 (a)	3,000,000	2,369,126
2021-B31, 2.615%, 12/15/2054	10,000,000	9,939,725
2021-B31, 3.195%, 12/15/2054 (f)	5,000,000	4,745,792
2022-B32, 1.522%, 01/15/2055 (a)(f)(j)
	39,202,000	4,652,074
2022-B32, 2.000%, 01/15/2055 (a)	10,000,000	7,440,960
2022-B32, 3.411%, 01/15/2055 (f)	10,000,000	10,063,923
2022-B33, 0.000%, 03/17/2055 (d)	21,919,000	2,739,020
2019-B13, 0.404%, 08/15/2057 (a)(f)(j)
	82,774,000	2,314,469
2019-B13, 1.505%, 08/15/2057 (a)(f)(j)
	12,071,000	1,189,834

BMO Mortgage Trust
2022-C1, 1.767%, 02/15/2055 (a)(f)(j)
	30,550,000	4,420,310
2022-C1, 3.468%, 02/15/2055	10,000,000	10,049,842

California Housing Finance Agency
2021-2, 0.816%, 03/25/2035 (j)	32,371,583	2,065,955
2021-1, 0.796%, 11/20/2035 (j)	28,653,555	1,832,681
2021-3, 0.764%, 08/20/2036 (j)	26,202,898	1,812,192

Cantor Commercial
Real Estate Lending
2019-CF2, 0.653%, 11/15/2052 (f)(j)
	134,736,000	5,779,811

CCUBS Commercial
Mortgage Trust
2017-C1, 0.289%, 11/15/2050 (f)(j)
	40,062,667	690,684

CD Mortgage Trust
2017-CD3, 0.570%, 02/10/2050 (f)(j)
	61,857,000	1,727,753
2018-CD7, 4.213%, 08/15/2051	3,236,000	3,432,874

CGMS Commercial
Mortgage Trust
2017-B1, 0.206%, 08/15/2050 (f)(j)
	38,016,000	408,634

Citigroup Commercial
Mortgage Trust
2013-GC17, 5.102%, 11/10/2046 (f)
	5,000,000	5,048,338
2014-GC19, 4.805%, 03/10/2047 (f)
	3,030,000	3,134,476
2014-GC19, 5.091%, 03/10/2047 (f)
	2,757,579	2,835,269
2016-C1, 4.117%, 05/10/2049	3,000,000	3,081,036
2016-C1, 4.943%, 05/10/2049 (f)	6,840,000	7,143,004
2016-P6, 4.167%, 12/10/2049 (f)	6,835,000	7,040,349
2017-P7, 0.557%, 04/14/2050 (f)(j)	45,124,000	1,300,708
2017-P8, 4.192%, 09/15/2050	4,160,000	4,339,246
2017-P8, 4.265%, 09/15/2050 (f)	5,000,000	5,106,350
2017-C4, 0.305%, 10/12/2050 (f)(j)	42,746,500	653,902
2017-C4, 1.081%, 10/12/2050 (f)(j)	31,834,248	1,328,268
2018-B2, 0.391%, 03/10/2051 (f)(j)	49,202,000	1,147,150
2018-C5, 0.176%, 06/10/2051 (a)(f)(j)
	28,400,000	599,462
2018-C6, 4.343%, 11/10/2051	5,000,000	5,368,390
2018-C6, 4.412%, 11/10/2051	3,000,000	3,279,728
2020-GC46, 0.319%, 02/15/2053 (a)(f)(j)
	92,457,000	2,453,800
2020-GC46, 0.985%, 02/15/2053 (f)(j)
	89,627,391	5,665,948
2019-GC41, 1.056%, 08/10/2056 (f)(j)
	53,332,274	3,202,043
2019-GC41, 3.018%, 08/10/2056	10,339,000	10,325,920
2019-C7, 0.285%, 12/15/2072 (a)(f)(j)
	50,711,000	1,118,031
2019-C7, 0.873%, 12/15/2072 (f)(j)
	76,287,876	4,270,000
2019-C7, 1.202%, 12/15/2072 (a)(f)(j)
	39,933,000	3,329,785
2019-C7, 3.667%, 12/15/2072 (f)	10,000,000	10,123,786

COMM Mortgage Trust
2014-CR18, 4.456%, 07/15/2047 (f)
	4,550,700	4,659,412
2013-CR11, 0.907%, 08/10/2050 (f)(j)
	49,545,979	563,466

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

COMM Mortgage Trust (Cont.)
2019-GC44, 1.027%, 08/15/2057 (a)(f)(j)
	$19,460,000	$1,392,758

Connecticut Avenue
Securities Trust
2021-R03, 2.799% (SOFR30A
+ 2.750%), 12/25/2041 (a)(b)	5,685,000	5,288,820
2022-R02, 3.049% (SOFR30A
+ 3.000%), 01/25/2042 (a)(b)	10,000,000	9,858,348

CSAIL Commercial
Mortgage Trust
2016-C5, 1.000%, 11/15/2048 (a)(f)(j)
	46,821,000	1,475,831
2015-C1, 0.500%, 04/15/2050 (a)(f)(j)
	62,192,000	768,183
2017-C8, 0.383%, 06/15/2050 (f)(j)
	74,773,000	1,356,607
2019-C17, 1.360%, 09/15/2052 (f)(j)
	85,356,379	6,563,666
2019-C18, 1.069%, 12/15/2052 (f)(j)
	92,708,484	5,458,073

Freddie Mac Multifamily
Structured Credit Risk
2021-MN3, 4.049% (SOFR30A
+ 4.000%), 11/25/2051 (a)(b)	7,000,000	6,711,242

FREMF Mortgage Trust
2019-KF62, 2.157% (1 Month LIBOR USD + 2.050%),

04/25/2026 (a)(b)	2,802,772	2,790,681
2019-K735, 4.019%, 05/25/2026 (a)(f)
	6,000,000	6,303,051
2018-KF48, 2.157% (1 Month LIBOR USD + 2.050%),

06/25/2028 (a)(b)	4,459,116	4,398,071
2018-KF50, 2.007% (1 Month LIBOR USD + 1.900%),

07/25/2028 (a)(b)	2,916,178	2,886,438
2019-K734, 4.051%, 02/25/2051 (a)(f)
	5,000,000	5,211,831
2019-K101, 3.527%, 10/25/2052 (a)(f)
	10,000,000	10,144,622

GS Mortgage Securities Corp. II
2012-BWTR, 3.255%, 11/05/2034 (a)
	6,608,000	6,565,622
2018-GS10, 1.409%, 07/10/2051 (a)(f)(j)
	24,049,000	2,014,500

GS Mortgage Securities Trust
2015-GC32, 4.412%, 07/10/2048 (f)
	5,100,000	5,275,771
2016-GS3, 3.395%, 10/10/2049 (f)
	10,417,000	10,277,865
2015-GC30, 4.028%, 05/10/2050 (f)
	2,960,000	3,024,362
2017-GS8, 0.382%, 11/10/2050 (f)(j)
	44,642,000	946,312
2019-GC38, 1.834%, 02/10/2052 (a)(f)(j)
	20,916,000	2,408,193
2019-GC39, 0.636%, 05/10/2052 (f)(j)
	69,588,000	3,017,746
2019-GC39, 1.623%, 05/10/2052 (a)(f)(j)
	8,215,000	847,637
2019-GC40, 1.158%, 07/10/2052 (a)(f)(j)
	5,920,000	479,469
2019-GC42, 3.212%, 09/01/2052	6,775,000	6,787,872
2019-GSA1, 0.826%, 11/10/2052 (f)(j)
	72,661,531	3,921,528
2020-GSA2, 0.940%, 12/12/2053 (a)(f)(j)
	73,324,000	5,423,417

JP Morgan Chase Commercial
Mortgage Securities Trust
2012-CBX, 4.775%, 06/15/2045 (f)	6,680,000	6,500,701
2015-JP1, 4.719%, 01/15/2049 (f)	7,485,000	7,692,718
2007-CB20, 0.000%, 02/12/2051 (a)(d)(e)(f)(j)
	288,528	—

JPMBB Commercial
Mortgage Securities Trust
2015-C30, 4.263%, 07/15/2048 (f)	2,985,000	3,018,128
2015-C28, 3.532%, 10/15/2048	5,000,000	5,015,048
2015-C32, 0.500%, 11/15/2048 (a)(f)(j)
	23,066,000	351,664

JPMCC Commercial
Mortgage Securities Trust
2017-JP6, 0.655%, 07/15/2050 (f)(j)
	68,830,000	2,219,375

JPMDB Commercial
Mortgage Securities Trust
2016-C4, 3.638%, 12/15/2049 (f)	5,500,000	5,455,392

Morgan Stanley Bank of
America Merrill Lynch Trust
2013-C12, 4.482%, 10/15/2046 (f)	5,000,000	5,131,575
2015-C27, 4.503%, 12/15/2047 (f)	3,000,000	3,098,749
2015-C25, 4.526%, 10/15/2048 (f)	5,195,000	5,268,967
2016-C31, 1.274%, 11/15/2049 (a)(f)(j)
	21,212,500	1,057,982
2015-C23, 4.143%, 07/15/2050 (f)	3,845,000	3,989,163
2017-C34, 2.700%, 11/15/2052 (a)	3,310,000	2,734,429
2017-C34, 4.111%, 11/15/2052 (f)	5,054,000	5,217,892

Morgan Stanley Capital I Trust
2016-BNK2, 0.532%, 11/15/2049 (f)(j)
	58,680,000	1,405,151
2017-H1, 2.161%, 06/15/2050	8,725,000	868,018

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Morgan Stanley
Capital I Trust (Cont.)
2017-H1, 4.281%, 06/15/2050 (f)	$2,880,000	$2,855,138
2018-H3, 0.372%, 07/15/2051 (f)(j)
	135,712,000	3,157,340
2018-H3, 1.864%, 07/15/2051 (a)(f)(j)
	15,363,500	1,536,278
2018-H3, 4.120%, 07/15/2051	5,000,000	5,295,431
2019-L2, 0.624%, 03/15/2052 (f)(j)
	127,093,000	5,265,298
2019-H7, 0.660%, 07/15/2052 (f)(j)
	130,723,000	5,846,952
2021-L5, 0.714%, 05/15/2031 (j)	70,387,500	4,316,408
2021-L5, 2.500%, 05/15/2054 (a)	3,500,000	2,850,202
2021-L5, 3.102%, 05/15/2054	6,627,000	6,418,158
2021-L6, 2.250%, 06/15/2054 (f)	11,900,000	11,628,216
2021-L6, 2.951%, 06/15/2054 (f)	7,500,000	7,170,740
2021-L7, 0.412%, 10/15/2031	143,080,000	5,504,531
2021-L7, 2.336%, 10/15/2054	15,100,000	14,797,689

RBS Commercial
Funding, Inc. Trust
2013-SMV, 3.584%, 03/11/2031 (a)(f)
	6,100,000	6,064,675

UBS Commercial Mortgage Trust
2017-C1, 0.944%, 06/15/2050 (f)(j)
	13,000,000	606,196
2017-C6, 0.355%, 12/15/2050 (f)(j)
	63,420,500	1,742,015
2017-C7, 0.360%, 12/15/2050 (f)(j)
	170,396,000	3,427,993
2018-C12, 0.227%, 08/15/2051 (f)(j)
	139,858,000	2,802,377
2018-C12, 0.807%, 08/15/2051 (f)(j)
	48,595,274	2,051,828
2018-C13, 0.252%, 10/15/2051 (f)(j)
	128,678,000	2,855,159
2018-C13, 1.975%, 10/15/2051 (a)(f)(j)
	16,442,000	1,942,070
2018-C13, 4.241%, 10/15/2051	3,274,000	3,462,679
2018-C14, 0.300%, 12/15/2051 (f)(j)
	114,392,000	2,620,892
2019-C17, 0.852%, 10/15/2052 (f)(j)
	128,213,000	7,460,061
2019-C18, 2.987%, 12/15/2052	4,500,000	4,601,273
2019-C18, 3.378%, 12/15/2052 (f)	9,000,000	9,011,945

UBS-Barclays Commercial
Mortgage Trust
2012-C3, 4.365%, 08/10/2049 (a)(f)
	6,000,000	6,044,374

Washington State Housing
Finance Commission
2021-1, 0.725%, 12/20/2035 (j)	21,050,384	1,217,344

Wells Fargo Commercial
Mortgage Trust
2015-NXS1, 3.658%, 05/15/2048 (f)
	1,320,000	1,334,885
2016-LC24, 0.979%, 10/15/2049 (f)(j)
	66,264,075	2,703,077
2017-RB1, 0.695%, 03/15/2050 (f)(j)
	69,254,209	2,420,040
2017-C42, 0.324%, 12/15/2050 (f)(j)
	116,750,000	2,352,956
2018-C48, 0.254%, 01/15/2052 (f)(j)
	138,642,000	2,646,135
2018-C48, 4.245%, 01/15/2052	7,000,000	7,470,459
2019-C49, 0.602%, 03/15/2052 (f)(j)
	125,812,000	5,183,568
2019-C49, 3.933%, 03/15/2052	5,000,000	5,300,944
2019-C49, 4.546%, 03/15/2052	4,647,000	4,934,260
2019-C50, 0.864%, 05/15/2052 (f)(j)
	36,427,311	2,066,310
2019-C51, 0.676%, 06/15/2052 (f)(j)
	130,394,000	5,818,624
2019-C52, 1.094%, 08/15/2052 (f)(j)
	113,763,146	8,185,338
2019-C52, 1.591%, 08/15/2052 (f)(j)
	59,008,815	5,315,550
2019-C53, 0.452%, 10/15/2052 (f)(j)
	105,325,000	3,682,762
2019-C53, 3.514%, 10/15/2052 (f)	5,200,000	5,194,482
2020-C55, 0.816%, 02/15/2053 (f)(j)
	58,030,370	3,378,696
2020-C56, 0.314%, 06/15/2053 (f)(j)
	127,035,000	2,968,236
2020-C56, 2.422%, 06/15/2053	2,250,000	2,242,922
2020-C58, 1.128%, 07/15/2053 (f)(j)
	109,974,000	9,532,106
2020-C57, 0.733%, 08/15/2053 (f)(j)
	74,972,000	4,156,448
2020-C57, 1.914%, 08/15/2053	7,250,000	6,950,106
2021-C59, 0.908%, 04/15/2054 (j)	65,782,000	4,832,931
2017-NPL5, 1.451%, 04/15/2054 (j)
	40,274,000	4,563,709
2021-C59, 3.284%, 04/15/2054	7,648,000	7,335,825
2021-C60, 1.101%, 08/15/2054	40,551,000	3,784,455
2021-C60, 1.556%, 08/15/2054	41,488,438	4,628,931
2021-C60, 2.130%, 08/15/2054	5,658,000	5,490,396
2021-C60, 2.730%, 08/15/2054	6,814,678	6,456,689
2021-C60, 2.738%, 08/15/2054	3,000,000	2,749,457
2021-C61, 1.391%, 11/15/2054	9,132,000	1,029,734
2021-C61, 2.525%, 11/15/2054	15,000,000	14,854,893
2021-C61, 3.113%, 11/15/2054	4,221,000	4,103,523
2015-C30, 4.067%, 09/15/2058 (f)	10,000,000	10,341,840
2015-C30, 4.400%, 09/15/2058 (f)	5,800,000	5,947,042

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Wells Fargo Commercial
Mortgage Trust (Cont.)
2018-C47, 0.156%, 09/15/2061 (f)(j)
	$164,144,000	$1,939,624
2018-C47, 4.673%, 09/15/2061 (f)
	8,000,000	8,667,041

WFRBS Commercial
Mortgage Trust
2013-UBS1, 5.039%, 03/15/2046 (f)
	7,500,000	7,723,610
TOTAL NON-AGENCY
COMMERCIAL MORTGAGE
BACKED SECURITIES
(Cost $1,312,770,491)		1,223,794,765

AGENCY COMMERCIAL MORTGAGE
BACKED SECURITIES – 7.43%

FHMR
2021-RR17, 2.038%, 08/27/2027 (f)(j)
	70,015,000	6,246,199
2020-RR09, 2.676%, 08/27/2029 (f)(j)
	42,360,000	6,154,226

Freddie Mac Multifamily
ML Certificates
2020-ML07, 2.021%, 10/25/2036 (a)(f)(j)
	25,252,973	4,609,425
2019-ML06, 1.132%, 06/25/2037 (f)(j)
	10,884,195	1,080,910
2021-ML08, 1.846%, 07/25/2037 (f)(j)
	33,460,379	5,667,519
2021-ML10, 2.056%, 01/25/2038 (f)(j)
	14,414,586	2,862,737
2021-ML11, 0.667%, 03/25/2038 (f)(j)
	34,705,308	2,277,015
2021-ML10, 1.518%, 06/25/2038 (f)(j)
	15,322,106	2,240,245
2021-ML09, 1.489%, 02/25/2040 (f)(j)
	44,391,844	6,672,538
2021-ML12, 1.220%, 07/25/2041 (f)(j)
	18,251,056	2,291,055

Freddie Mac Multifamily Structured
Pass Through Certificates
K021, 1.375%, 06/25/2022 (f)(j)	58,456,387	6,722
K723, 0.912%, 08/25/2023 (f)(j)	63,643,092	703,161
K723, 0.839%, 09/25/2023 (f)(j)	61,645,000	755,971
K728, 0.385%, 08/25/2024 (f)(j)	57,838,577	497,418
K729, 0.343%, 10/25/2024 (f)(j)	47,953,299	364,786
K042, 1.029%, 12/25/2024 (f)(j)	114,585,264	2,868,333
K046, 0.351%, 03/25/2025 (f)(j)	447,021,869	4,508,171
K049, 0.584%, 07/25/2025 (f)(j)	90,922,804	1,550,743
K734, 0.647%, 02/25/2026 (f)(j)	64,674,589	1,419,083
K735, 0.957%, 05/25/2026 (f)(j)	59,206,683	2,078,125
K735, 1.364%, 05/25/2026 (f)(j)	70,547,000	3,766,137
K737, 1.004%, 10/25/2026 (f)(j)	20,050,000	871,387
K061, 0.049%, 11/25/2026 (f)(j)	72,512,000	337,957
K062, 0.175%, 12/25/2026 (f)(j)	79,423,000	790,410
K063, 0.286%, 01/25/2027 (f)(j)	374,905,250	4,673,944
K064, 0.605%, 03/25/2027 (f)(j)	125,815,836	3,407,596
K738, 1.368%, 03/25/2027 (f)(j)	24,099,000	1,517,119
K065, 0.548%, 05/25/2027 (f)(j)	57,193,000	1,598,630
K066, 0.750%, 06/25/2027 (f)(j)	31,566,060	1,089,458
KW03, 0.835%, 06/25/2027 (f)(j)	15,654,009	505,518
K067, 0.577%, 07/25/2027 (f)(j)	40,472,603	1,126,850
K068, 0.429%, 08/25/2027 (f)(j)	103,444,014	2,222,681
K069, 0.362%, 09/25/2027 (f)(j)	28,987,673	534,101
K739, 1.611%, 09/25/2027 (f)(j)	32,621,072	2,549,591
K070, 0.326%, 11/25/2027 (f)(j)	276,954,820	4,846,848
K072, 0.368%, 12/25/2027 (f)(j)	60,770,965	1,182,567
K073, 0.202%, 01/25/2028 (f)(j)	54,203,000	733,605
K073, 0.302%, 01/25/2028 (f)(j)	155,930,221	2,752,745
K742, 0.926%, 04/25/2028 (f)(j)	89,849,000	4,774,019
K743, 1.290%, 05/25/2028 (f)(j)	99,488,000	7,392,187
KW06, 0.100%, 06/25/2028 (f)(j)	584,302,010	4,984,739
K080, 0.120%, 07/25/2028 (f)(j)	429,078,549	4,072,084
K081, 0.073%, 08/25/2028 (f)(j)	154,434,284	1,043,667
K084, 0.204%, 10/25/2028 (f)(j)	338,111,315	4,683,315
K747, 0.398%, 12/25/2028 (f)(j)	160,000,000	4,117,661
K748, 0.000%, 01/25/2029 (f)(j)	175,000,000	6,166,650
K089, 0.454%, 01/25/2029 (f)(j)	53,965,000	1,696,007
K088, 0.509%, 01/25/2029 (f)(j)	149,604,720	4,929,221
K090, 0.705%, 02/25/2029 (f)(j)	77,821,800	3,533,623
K091, 0.487%, 03/25/2029 (f)(j)	53,659,000	1,815,305
K090, 0.621%, 03/25/2029 (f)(j)	50,517,000	2,132,701
KW09, 0.802%, 05/25/2029 (f)(j)	63,288,843	3,013,751
K093, 0.952%, 05/25/2029 (f)(j)	54,516,185	3,252,610
K094, 0.880%, 06/25/2029 (f)(j)	194,776,325	11,032,852
K097, 1.090%, 07/25/2029 (f)(j)	72,857,314	5,151,005
KG02, 1.023%, 08/25/2029 (f)(j)	33,000,000	2,087,649
K098, 1.144%, 08/25/2029 (f)(j)	62,017,393	4,600,407
K098, 1.391%, 08/25/2029 (f)(j)	14,661,000	1,387,454
K099, 0.885%, 09/25/2029 (f)(j)	210,843,035	12,283,399
K100, 0.913%, 09/25/2029 (f)(j)	62,086,000	3,950,209
K102, 0.825%, 10/25/2029 (f)(j)	165,682,419	9,182,617
K101, 1.093%, 10/25/2029 (f)(j)	65,686,000	4,989,154
K103, 0.638%, 11/25/2029 (f)(j)	125,298,300	5,509,955
K107, 1.549%, 02/25/2030 (f)(j)	118,898,000	13,161,188
K108, 1.660%, 03/25/2030 (f)(j)	70,601,000	8,498,355
K108, 1.690%, 03/25/2030 (f)(j)	16,047,582	1,880,934
K110, 1.697%, 04/25/2030 (f)(j)	29,931,278	3,420,412
K112, 1.432%, 05/25/2030 (f)(j)	96,495,025	9,736,724
K111, 1.572%, 05/25/2030 (f)(j)	108,974,737	11,938,444

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Freddie Mac Multifamily Structured
Pass Through Certificates (Cont.)
K112, 1.663%, 05/25/2030 (f)(j)	$44,272,000	$5,401,627
K114, 1.118%, 06/25/2030 (f)(j)	58,852,146	4,708,966
K115, 1.327%, 06/25/2030 (f)(j)	54,142,100	5,091,761
K114, 1.342%, 06/25/2030 (f)(j)	42,500,000	4,246,579
KG03, 1.381%, 06/25/2030 (f)(j)	15,600,000	1,487,316
K113, 1.387%, 06/25/2030 (f)(j)	91,756,392	8,944,753
K115, 1.547%, 07/25/2030 (f)(j)	22,290,414	2,566,117
K118, 0.960%, 09/25/2030 (f)(j)	120,824,684	8,422,761
K118, 1.170%, 09/25/2030 (f)(j)	35,916,184	3,213,830
K116, 1.600%, 09/25/2030 (f)(j)	23,000,000	2,771,219
K121, 1.028%, 10/25/2030 (f)(j)	48,953,558	3,597,152
K119, 1.134%, 10/25/2030 (f)(j)	51,000,000	4,430,982
KG04, 0.853%, 11/25/2030 (f)(j)	111,132,729	6,908,110
K122, 0.883%, 11/25/2030 (f)(j)	111,997,059	7,269,863
K122, 1.081%, 11/25/2030 (f)(j)	35,211,000	2,978,851
K121, 1.195%, 11/25/2030 (f)(j)	49,550,000	4,598,181
K123, 0.977%, 12/25/2030 (f)(j)	50,000,000	3,856,965
K125, 0.585%, 01/25/2031 (f)(j)	179,613,167	8,011,609
K125, 0.782%, 01/25/2031 (f)(j)	52,600,000	3,321,706
K124, 0.936%, 01/25/2031 (f)(j)	54,248,000	4,039,556
K152, 0.956%, 01/25/2031 (f)(j)	30,070,494	1,995,517
K127, 0.503%, 02/25/2031 (f)(j)	186,332,000	7,693,928
K128, 0.529%, 03/25/2031 (f)(j)	154,863,061	6,321,913
K128, 0.740%, 03/25/2031 (f)(j)	37,700,000	2,292,220
K129, 1.050%, 05/25/2031 (f)(j)	71,534,757	5,650,015
K129, 1.225%, 05/25/2031 (f)(j)	31,700,000	3,158,154
K130, 1.037%, 06/25/2031 (f)(j)	122,804,002	10,130,053
K131, 0.729%, 07/25/2031 (f)(j)	135,712,994	8,120,781
K130, 1.214%, 07/25/2031 (f)(j)	43,372,188	4,410,266
K138, 0.691%, 01/25/2032 (f)(j)	195,000,000	12,009,211
K155, 0.113%, 04/25/2033 (f)(j)	245,667,384	3,610,205
K1511, 0.777%, 03/25/2034 (f)(j)	132,176,852	9,424,593
K1512, 0.910%, 04/25/2034 (f)(j)	47,561,510	3,901,314
K1513, 0.860%, 08/25/2034 (f)(j)	76,011,643	6,085,234
K1514, 0.579%, 10/25/2034 (f)(j)	81,397,997	4,780,244
K1515, 1.512%, 02/25/2035 (f)(j)	78,782,909	11,485,233
K1516, 1.512%, 05/25/2035 (f)(j)	41,831,705	6,615,835
K1517, 1.331%, 07/25/2035 (f)(j)	81,886,215	11,399,126
K1521, 0.981%, 08/25/2036 (f)(j)	113,361,959	11,954,053
K097, 1.349%, 09/25/2051 (f)(j)	66,115,000	6,006,039
K105, 1.767%, 03/25/2053 (f)(j)	64,122,000	8,029,382

FREMF Mortgage Trust
2018-K82, 4.131%, 09/25/2028 (a)(f)
	3,065,000	3,254,432
TOTAL AGENCY COMMERCIAL
MORTGAGE BACKED SECURITIES
(Cost $492,900,036)		499,975,476

MUNICIPAL BONDS – 28.08%

Alabama – 0.43%

Alabama Federal Aid Highway
Finance Authority
1.727%, 09/01/2028	29,500,000	28,756,815

Alaska – 0.31%

Alaska Municipal Bond
Bank Authority
2.022%, 12/01/2030	5,020,000	4,814,583
2.122%, 12/01/2031	3,500,000	3,347,004

Municipality of Anchorage, AK
1.896%, 09/01/2028	1,685,000	1,661,931
1.896%, 09/01/2028	1,525,000	1,504,202
5.000%, 12/01/2050	8,000,000	9,188,262
		20,515,982
Arizona – 0.29%

City of Tucson, AZ
2.232%, 07/01/2034	11,605,000	11,152,672

Glendale Municipal Property Corp.
6.157%, 07/01/2033	3,000,000	3,754,538

Industrial Development Authority
of the City of Phoenix
5.000%, 07/01/2045 (a)	4,285,000	4,602,412
		19,509,622
California – 6.13%

Alvord Unified School District
0.000%, 08/01/2046 (d)	1,975,000	2,509,772

California Pollution Control
Financing Authority
4.000%, 11/01/2023 (a)(e)	7,000,000	6,886,760

Chaffey Joint Union
High School District
3.143%, 08/01/2043	2,620,000	2,626,063

City of Chula Vista, CA
1.728%, 06/01/2030	2,235,000	2,081,959
1.828%, 06/01/2031	2,000,000	1,849,635

City of Corona, CA
1.863%, 05/01/2028	4,515,000	4,392,189

City of Huntington Beach, CA
2.453%, 06/15/2031	4,000,000	3,895,385

City of Industry, CA
4.000%, 01/01/2028	2,885,000	3,098,538

City of Los Angeles
Department of Airports
1.876%, 05/15/2030	2,000,000	1,885,400
5.000%, 05/15/2046	6,000,000	7,244,198
5.000%, 05/15/2045	15,000,000	18,277,032
6.582%, 05/15/2039	5,300,000	6,887,263

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

California – 6.13% (Cont.)

City of Los Angeles, CA
3.550%, 09/01/2031	$3,000,000	$3,242,160

City of Ontario
3.779%, 06/01/2038	3,000,000	3,223,232

City of Orange, CA
2.220%, 06/01/2030	7,500,000	7,433,911
2.270%, 06/01/2031	12,370,000	12,222,626

City of Sacramento, CA Transient
Occupancy Tax Revenue
3.858%, 06/01/2025	3,320,000	3,357,785

City of San Francisco, CA
Public Utilities Commission
Water Revenue
2.845%, 11/01/2041	2,000,000	1,901,195

City of Santa Ana, CA
1.665%, 08/01/2028	5,500,000	5,257,557
1.869%, 08/01/2029	3,180,000	3,038,279
2.089%, 08/01/2030	1,800,000	1,723,258

City of South Lake Tahoe, CA
4.000%, 06/01/2027	1,600,000	1,718,999

City of Union City, CA
0.000%, 07/01/2025 (d)	2,105,000	1,920,782

City of Whittier, CA
1.566%, 06/01/2028	1,085,000	1,033,194
1.724%, 06/01/2029	1,685,000	1,598,920

Coachella Valley
Unified School District
0.000%, 08/01/2034 (d)	1,100,000	799,258

Coast Community
College District
2.957%, 08/01/2038	15,000,000	14,934,462

County of San Diego, CA
6.029%, 08/15/2026	645,000	727,742

County of Santa Cruz, CA
1.444%, 06/01/2028	3,385,000	3,228,084
1.661%, 06/01/2029	2,965,000	2,824,044
1.811%, 06/01/2030	3,900,000	3,704,209

East Side Union
High School District
5.320%, 04/01/2036	7,000,000	8,145,385

Fullerton Public
Financing Authority
7.750%, 05/01/2031	1,380,000	1,699,050

Gateway Unified
School District, CA
0.000%, 08/01/2033 (d)	2,315,000	1,724,774
0.000%, 08/01/2035 (d)	2,315,000	1,618,981
0.000%, 08/01/2036 (d)	2,315,000	1,566,517

Golden State Tobacco
Securitization Corp.
2.332%, 06/01/2027	17,795,000	17,377,300
3.000%, 06/01/2046	10,000,000	10,140,288

Hayward Unified School District
4.000%, 08/01/2030	2,400,000	2,708,952

Inland Empire Tobacco
Securitization Corp.
3.678%, 06/01/2038	16,720,000	17,259,126

Los Angeles County Metropolitan
Transportation Authority
5.735%, 06/01/2039	12,775,000	16,329,880

Los Angeles Housing Authority
5.000%, 06/01/2044	6,510,000	7,376,757

Los Angeles Unified
School District, CA
5.750%, 07/01/2034	12,605,000	15,862,471

Monrovia School Facilities
Grant Financing Authority
7.000%, 06/01/2027	2,800,000	3,464,684

Northern California
Power Agency
5.679%, 06/01/2035	9,400,000	11,251,219

Norwalk-La Mirada
Unified School District
0.000%, 08/01/2038 (d)	4,400,000	2,648,804

Palmdale Elementary
School District
0.000%, 08/01/2029 (d)	540,000	454,627

Pasadena Unified School District
2.881%, 05/01/2037	6,030,000	5,957,448

Peralta Community
College District
0.000%, 08/05/2031 (d)	12,350,000	11,503,593

Placentia-Yorba Linda
Unified School District
0.000%, 08/01/2035 (d)	7,600,000	5,407,291

Port of Oakland
1.667%, 05/01/2027	4,145,000	4,039,189
1.949%, 05/01/2028	2,765,000	2,701,806
2.049%, 05/01/2029	3,935,000	3,817,451

San Diego Community
College District
1.883%, 08/01/2029	24,000,000	23,430,468

San Diego County Regional
Airport Authority
5.000%, 07/01/2046	20,250,000	24,011,089

San Diego Unified School District
0.000%, 07/01/2036 (d)	7,895,000	5,478,082

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

San Francisco City & County
Redevelopment Agency
Successor Agency
2.221%, 08/01/2028	$5,000,000	$4,917,528

San Francisco City & County
Redevelopment Financing Authority
0.000%, 08/01/2036 (d)	5,225,000	3,312,998
5.750%, 08/01/2037	19,400,000	24,394,493
8.406%, 08/01/2039	4,515,000	7,025,620

San Joaquin Hills
Transportation Corridor Agency
2.303%, 01/15/2028	9,980,000	9,881,100

Santa Ana Unified School District
0.000%, 08/01/2037 (d)	3,955,000	2,604,954

State of California
1.650%, 10/01/2028	4,165,000	3,986,233

West Contra Costa
Unified School District
0.000%, 08/01/2036 (d)	5,000,000	3,388,220

West Sonoma County Union
High School District
0.000%, 08/01/2037 (d)	1,840,000	1,253,165

William S. Hart Union
High School District
0.000%, 08/01/2034 (d)	2,380,000	1,774,411
0.000%, 08/01/2036 (d)	1,000,000	700,187

Yosemite Community
College District
0.000%, 08/01/2038 (d)	6,110,000	4,081,263

Yuba Community College District
0.000%, 08/01/2038 (d)	5,055,000	3,284,802
		412,104,097
Colorado – 0.55%

Board of Governors of Colorado
State University System
2.594%, 03/01/2033	4,560,000	4,500,315
2.644%, 03/01/2034	6,275,000	6,130,623

City of Fruita, CO
Healthcare Revenue
5.000%, 01/01/2028	2,650,000	2,679,778

Colorado Health
Facilities Authority
3.796%, 11/01/2044	10,815,000	11,633,434

Ebert Metropolitan District
5.000%, 12/01/2043	10,000,000	11,834,818
		36,778,968

District of Columbia – 0.26%

Metropolitan Washington
Airports Authority Dulles
Toll Road Revenue
8.000%, 10/01/2047	10,260,000	17,202,990

Florida – 2.10%

City of Fort Lauderdale, FL
1.600%, 01/01/2029	5,000,000	4,864,287
1.700%, 01/01/2030	15,085,000	14,537,970

City of Gainesville, FL
0.000%, 10/01/2027 (d)	4,610,000	3,953,679
0.000%, 10/01/2028 (d)	1,400,000	1,160,778

County of Lee, FL
Airport Revenue
5.000%, 10/01/2046	4,260,000	5,081,742

County of Miami-Dade, FL
6.875%, 10/01/2034	1,550,000	2,120,591

County of Miami-Dade, FL
Aviation Revenue
3.275%, 10/01/2029	5,380,000	5,570,384
3.712%, 10/01/2027	4,500,000	4,784,523

County of Miami-Dade, FL
Seaport Department
1.862%, 10/01/2029	11,500,000	11,039,071
2.012%, 10/01/2031	6,940,000	6,576,920

County of Miami-Dade, FL
Transit System
1.650%, 07/01/2030	16,095,000	15,296,582

Florida Development
Finance Corp.
7.375%, 01/01/2049 (a)	7,000,000	7,547,575

Hillsborough County
Aviation Authority
5.000%, 10/01/2047	9,500,000	11,429,618

Reedy Creek Improvement District
2.497%, 06/01/2034	4,500,000	4,400,333
2.547%, 06/01/2035	4,500,000	4,369,667
2.731%, 06/01/2038	18,500,000	17,974,541

State Board of Administration
Finance Corp.
2.154%, 07/01/2030	9,500,000	9,227,602

Tampa-Hillsborough County
Expressway Authority
1.792%, 07/01/2028	3,900,000	3,742,096
1.892%, 07/01/2029	4,750,000	4,529,715
1.942%, 07/01/2030	3,345,000	3,162,257
		141,369,931

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Georgia – 0.21%

Municipal Electric
Authority of Georgia
2.497%, 01/01/2031	$10,355,000	$10,050,488

Valdosta & Lowndes
County Hospital Authority
2.604%, 10/01/2030	2,000,000	2,039,642
3.000%, 10/01/2029	2,000,000	2,107,648
		14,197,778
Hawaii – 0.56%

State of Hawaii Airports
System Revenue
5.000%, 07/01/2043	11,450,000	13,187,234
5.000%, 07/01/2047	20,000,000	24,145,974
		37,333,208
Illinois – 0.37%

Chicago O’Hare
International Airport
2.316%, 01/01/2029	10,000,000	9,830,916

County of Cook, IL
1.941%, 11/15/2027	4,485,000	4,407,104

Illinois Finance Authority
3.510%, 05/15/2041	7,000,000	6,856,674

State of Illinois
5.750%, 01/01/2037	3,000,000	3,677,629
		24,772,323
Indiana – 0.19%

GCS School Building Corp.
5.000%, 01/15/2040	2,100,000	2,530,809

Indiana Finance Authority
4.807%, 07/15/2035	3,000,000	3,642,369

Indianapolis Local Public
Improvement Bond Bank
2.473%, 01/01/2040	4,500,000	4,393,810
5.854%, 01/15/2030	1,810,000	2,078,048
		12,645,036
Kansas – 0.06%

State of Kansas Department
of Transportation
4.596%, 09/01/2035	3,480,000	4,126,950

Kentucky – 0.57%

County of Warren, KY
3.921%, 12/01/2031	825,000	912,048
4.397%, 12/01/2038	1,540,000	1,843,848

Kentucky Higher Education
Student Loan Corp.
3.860%, 06/01/2025	2,000,000	2,092,367

Kentucky State Property &
Building Commission
2.023%, 09/01/2029	6,310,000	6,176,058
2.123%, 09/01/2030	2,755,000	2,699,258
2.223%, 09/01/2031	3,350,000	3,282,150

Kentucky Turnpike Authority
1.668%, 07/01/2028	4,250,000	4,115,309
1.768%, 07/01/2029	12,765,000	12,275,217
1.968%, 07/01/2031	5,335,000	5,081,119
		38,477,374
Louisiana – 0.84%

City of New Orleans, LA
2.220%, 09/01/2029	6,400,000	6,281,081

City of New Orleans, LA
Sewerage Service Revenue
1.791%, 06/01/2030	1,000,000	949,756
1.891%, 06/01/2031	1,575,000	1,489,413

City of New Orleans, LA
Water System Revenue
1.691%, 12/01/2029	1,800,000	1,700,919
1.841%, 12/01/2030	3,120,000	2,945,946
1.941%, 12/01/2031	1,635,000	1,538,236

East Baton Rouge
Sewerage Commission
2.437%, 02/01/2039	2,500,000	2,318,405

Parish of East Baton Rouge
Capital Improvements District
5.000%, 08/01/2048	10,000,000	11,881,618

State of Louisiana
1.742%, 06/15/2032	2,520,000	2,313,898
1.792%, 06/15/2033	1,900,000	1,722,260

State of Louisiana Gasoline
& Fuels Tax Revenue
2.230%, 05/01/2036	8,000,000	7,395,648
2.530%, 05/01/2041	8,995,000	8,270,194
2.830%, 05/01/2043	8,000,000	7,494,698
		56,302,072
Maine – 0.21%

Maine Health & Higher
Educational Facilities Authority
3.118%, 07/01/2043	14,250,000	14,035,482

Maryland – 0.27%

Maryland Stadium Authority
2.805%, 05/01/2040	7,000,000	6,767,949
5.000%, 05/01/2050	7,000,000	9,580,500

State of Maryland
Department of Transportation
1.686%, 08/01/2030	2,110,000	1,993,080
		18,341,529

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Massachusetts – 0.58%

City of Quincy, MA
1.789%, 12/15/2027	$10,570,000	$10,295,020

City of Worcester, MA
6.250%, 01/01/2028	2,585,000	2,960,797

Commonwealth of Massachusetts
Transportation Fund Revenue
5.631%, 06/01/2030	1,050,000	1,258,567

Massachusetts Bay
Transportation Authority
Sales Tax Revenue
2.235%, 07/01/2031	8,795,000	8,847,385

Massachusetts Educational
Financing Authority
3.455%, 07/01/2028	2,000,000	2,107,905
3.831%, 07/01/2024	450,000	468,786

Massachusetts Port Authority
5.000%, 07/01/2046	10,000,000	12,012,400

Massachusetts State College
Building Authority
5.932%, 05/01/2040	550,000	737,723
		38,688,583
Michigan – 1.18%

Brandon School District
2.469%, 05/01/2030	2,430,000	2,451,718

City of Detroit, MI
4.000%, 04/01/2044	8,700,000	7,949,810

Detroit City School District
7.747%, 05/01/2039	9,955,000	14,555,970

Great Lakes Water Authority
Sewage Disposal System Revenue
2.365%, 07/01/2032	3,500,000	3,420,832
2.615%, 07/01/2036	1,000,000	990,341
3.056%, 07/01/2039	12,365,000	12,309,965

Michigan Finance Authority
2.610%, 11/01/2025	2,180,000	2,223,734
2.710%, 11/01/2026	7,145,000	7,329,650
3.084%, 12/01/2034	5,095,000	5,272,667
3.267%, 06/01/2039	19,000,000	19,591,249
3.610%, 11/01/2032	3,000,000	3,184,957
		79,280,893
Minnesota – 0.27%

Western Minnesota Municipal
Power Agency
3.156%, 01/01/2039 (e)	17,500,000	18,243,713

Mississippi – 0.10%

Mississippi Development Bank
5.460%, 10/01/2036	5,505,000	6,661,877

Missouri – 0.46%

Kansas City Industrial
Development Authority
5.000%, 03/01/2049	15,585,000	17,864,975

Kansas City Land Clearance
Redevelopment Authority
6.400%, 10/15/2040 (a)	7,985,000	8,320,893

St. Louis School District
6.450%, 04/01/2028	3,800,000	4,614,175
		30,800,043
Nebraska – 0.04%

District Energy Corp.
2.390%, 07/01/2036	2,830,000	2,835,497

Nevada – 0.34%

City of North Las Vegas, NV
6.572%, 06/01/2040	11,960,000	16,040,221

Clark County School District
5.510%, 06/15/2024	6,510,000	6,790,260
		22,830,481
New Hampshire – 0.07%

New Hampshire Business
Finance Authority
3.278%, 10/01/2037	4,940,000	4,588,025

New Jersey – 1.05%

City of Newark, NJ
4.100%, 11/01/2028	2,830,000	3,096,955

Mercer County
Improvement Authority
8.270%, 12/01/2034	14,455,000	20,227,087

New Jersey Economic
Development Authority
0.000%, 02/15/2025 (d)	20,133,000	18,912,970
7.425%, 02/15/2029	10,000,000	12,232,026

New Jersey Institute
of Technology
3.323%, 07/01/2024	1,540,000	1,575,683
3.415%, 07/01/2042	3,500,000	3,550,395

New Jersey Turnpike Authority
1.863%, 01/01/2031	11,500,000	10,882,002
		70,477,118
New York – 1.23%

City of New York, NY
5.000%, 08/01/2043	5,000,000	5,955,968

Dutchess County Local
Development Corp.
4.550%, 07/01/2022	1,055,000	1,066,280

New York City Industrial
Development Agency
2.436%, 01/01/2036	5,850,000	5,300,087

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

New York State
Dormitory Authority
1.748%, 03/15/2028	$19,835,000	$19,195,817
2.152%, 03/15/2031	20,000,000	19,352,806
2.746%, 07/01/2030	6,430,000	6,505,649
5.096%, 08/01/2034	3,125,000	3,501,446

New York State
Thruway Authority
2.900%, 01/01/2035	10,420,000	10,497,095

New York State Urban
Development Corp.
1.750%, 03/15/2028	10,000,000	9,700,900

Western Nassau County
Water Authority
2.958%, 04/01/2041	1,500,000	1,495,224
		82,571,272
Ohio – 1.25%

American Municipal Power, Inc.
7.499%, 02/15/2050	3,270,000	5,152,353
7.834%, 02/15/2041	3,795,000	6,023,497

County of Hamilton, OH
3.374%, 06/01/2034	285,000	295,540
3.756%, 06/01/2042	8,000,000	8,404,635

Franklin County Convention
Facilities Authority
2.022%, 12/01/2030	5,485,000	5,294,101
2.472%, 12/01/2034	22,100,000	21,514,175

JobsOhio Beverage System
2.833%, 01/01/2038	7,225,000	7,074,767
4.532%, 01/01/2035	20,170,000	23,301,191

Ohio Higher Educational
Facility Commission
4.500%, 12/01/2026	4,025,000	4,159,269

South-Western City }
School District
0.000%, 12/01/2028 (d)	2,735,000	2,316,841

Sycamore Community
City School District
5.850%, 12/01/2028	605,000	732,420
		84,268,789
Oklahoma – 0.56%

Oklahoma City Economic
Development Trust
1.471%, 03/01/2028	1,700,000	1,625,053
1.691%, 03/01/2029	1,600,000	1,532,079
1.791%, 03/01/2030	1,455,000	1,389,077
1.891%, 03/01/2031	1,545,000	1,474,982

Oklahoma Development
Finance Authority
5.450%, 08/15/2028	4,120,000	4,513,900

Oklahoma Municipal
Power Authority
2.431%, 01/01/2034	3,870,000	3,766,247
2.501%, 01/01/2035	3,475,000	3,373,588
2.551%, 01/01/2036	2,390,000	2,304,191
2.803%, 01/01/2041	15,500,000	14,811,453

Oklahoma Turnpike Authority
1.722%, 01/01/2030	3,260,000	3,065,748
		37,856,318
Oregon – 0.05%

Hospital Facilities Authority of
Multnomah County Oregon
1.250%, 06/01/2026	2,610,000	2,541,646

Oregon Health &
Science University
2.850%, 07/01/2030	1,000,000	1,027,079
		3,568,725
Pennsylvania – 0.74%

Berks County Industrial
Development Authority
3.950%, 05/15/2024	720,000	727,579
4.450%, 05/15/2027	800,000	823,761

City of Philadelphia, PA
1.492%, 07/15/2028	3,725,000	3,547,841
1.618%, 07/15/2029	2,505,000	2,378,091
1.738%, 07/15/2030	2,250,000	2,134,717

Commonwealth
Financing Authority
2.758%, 06/01/2030	4,500,000	4,579,920
2.758%, 06/01/2030	1,040,000	1,058,470
3.657%, 06/01/2038	5,820,000	6,233,347
3.807%, 06/01/2041	6,110,000	6,647,811
4.014%, 06/01/2033	3,775,000	4,234,582

Montgomery County
Industrial Development Authority
3.150%, 11/15/2028	10,000,000	10,010,024

Pennsylvania Economic
Development Financing Authority
2.502%, 06/15/2032	6,000,000	5,864,322

Union County Hospital Authority
3.800%, 08/01/2023	570,000	578,418
4.400%, 08/01/2028	1,060,000	1,128,934
		49,947,817

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Puerto Rico – 0.42%

Children’s Trust Fund
5.375%, 05/15/2033	$1,870,000	$1,919,420

Commonwealth of Puerto Rico
3.650%, 07/01/2016 (g)	2,400,000	2,178,000
4.000%, 07/01/2021 (g)	6,395,000	5,835,437
4.400%, 07/01/2020 (g)	3,240,000	2,956,500

GDB Debt Recovery
Authority of Puerto Rico
7.500%, 08/20/2040	10,710,299	10,067,681

Puerto Rico Highway &
Transportation Authority
0.000%, 07/01/2026 (d)(e)	7,000,000	5,367,276
		28,324,314
South Carolina – 0.18%

Charleston Educational
Excellence Finance Corp.
1.919%, 12/01/2030	5,000,000	4,816,341

Commission of Public
Works, City of Greer
5.500%, 09/01/2032	2,000,000	2,570,412

South Carolina Jobs-Economic
Development Authority
2.729%, 07/01/2030	5,015,000	5,025,865
		12,412,618
Tennessee – 0.35%

Memphis-Shelby County
Airport Authority
5.000%, 07/01/2045	8,500,000	10,123,008

Tennessee State School
Bond Authority
4.848%, 09/15/2027	12,000,000	13,587,992
		23,711,000
Texas – 4.11%

Board of Regents of the
University of Texas System
5.134%, 08/15/2042	2,500,000	3,190,550

City of Austin, TX Electric
Utility Revenue
5.000%, 11/15/2049	11,285,000	13,634,739

City of Dallas, TX
0.000%, 02/15/2031 (d)	10,000,000	7,882,384
0.000%, 02/15/2032 (d)	15,000,000	11,414,423

City of Dallas, TX Waterworks
& Sewer System Revenue
5.000%, 10/01/2045	21,635,000	26,740,996

City of El Paso, TX
6.018%, 08/15/2035	3,000,000	3,949,813

City of Houston, TX
5.508%, 03/01/2036	4,900,000	6,270,271
5.538%, 03/01/2037	4,100,000	5,292,246
6.290%, 03/01/2032	920,000	1,137,181

City of Houston, TX
Airport System Revenue
1.816%, 07/01/2027	3,250,000	3,157,192
2.085%, 07/01/2028	10,000,000	9,765,741
2.385%, 07/01/2031	15,000,000	14,522,929
6.880%, 01/01/2028	1,910,000	2,153,795

City of Irving, TX
7.375%, 08/15/2044	3,500,000	3,656,016

City of San Antonio, TX
Electric & Gas Systems Revenue
5.718%, 02/01/2041	5,645,000	7,477,333
5.985%, 02/01/2039	13,020,000	17,684,813

Colony Economic
Development Corp.
7.250%, 10/01/2042	5,000,000	5,294,539

Dallas Fort Worth
International Airport
2.454%, 11/01/2029	4,500,000	4,455,996
2.994%, 11/01/2038	15,100,000	15,453,600

Lower Colorado River Authority
5.000%, 05/15/2045	7,160,000	8,460,367
5.000%, 05/15/2050	10,310,000	12,086,638

Metropolitan Transit Authority
of Harris County Sales
& Use Tax Revenue
2.599%, 11/01/2037	17,015,000	16,466,911

New Hope Cultural
Education Facilities Corp.
4.000%, 08/01/2020 (e)(g)	220,000	66,000

North Texas Tollway Authority
1.727%, 01/01/2028	3,250,000	3,137,953
8.410%, 02/01/2030	5,090,000	6,559,631

Port of Beaumont Industrial
Development Authority
4.100%, 01/01/2028 (a)	6,000,000	5,682,641

Stafford Municipal
School District
3.084%, 08/15/2041	1,000,000	1,016,555

Tarrant Regional Water District
1.550%, 09/01/2030	6,720,000	6,334,251

Texas Public Finance Authority
8.250%, 07/01/2024	23,340,000	23,590,277

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Texas – 4.11% (Cont.)

Texas Transportation
Commission
2.013%, 10/01/2037	$6,295,000	$5,477,649
2.063%, 10/01/2038	6,445,000	5,559,607

Texas Water
Development Board
5.000%, 04/15/2049	15,000,000	17,805,165

White Settlement
Independent School District
0.000%, 08/15/2030 (d)	1,420,000	1,149,143
		276,527,345
Utah – 0.43%

County of Salt Lake, UT
Convention Hotel Revenue
5.750%, 10/01/2047 (a)	5,000,000	5,183,410

Salt Lake City Corp.
Airport Revenue
5.000%, 07/01/2046	20,000,000	23,750,904
		28,934,314
Virginia – 0.46%

County of Botetourt, VA
6.000%, 07/01/2044	4,485,000	4,826,427

Hampton Roads Transportation
Accountability Commission
5.000%, 07/01/2045	17,770,000	21,622,909

Virginia Commonwealth
Transportation Board
5.350%, 05/15/2035	3,755,000	4,508,169
		30,957,505
Washington – 0.62%

NJB Properties
5.510%, 12/01/2036	7,665,000	9,558,535

Pierce County School
District No. 10 Tacoma
2.357%, 12/01/2039	14,560,000	13,810,269

Port of Seattle, WA
5.000%, 08/01/2046	12,365,000	14,736,349

Spokane Public
Facilities District
1.826%, 12/01/2029	2,000,000	1,928,068
1.996%, 12/01/2030	1,950,000	1,887,155
		41,920,376

West Virginia – 0.07%

Tobacco Settlement
Finance Authority
2.701%, 06/01/2030	4,770,000	4,694,538

Wisconsin – 0.17%

Milwaukee Redevelopment
Authority
0.000%, 04/01/2039 (d)	1,000,000	554,927

Public Finance Authority
4.153%, 05/15/2031	3,635,000	4,057,468
5.000%, 05/15/2032 (a)	1,275,000	1,346,041
9.000%, 06/01/2029 (a)(e)	5,750,000	5,733,644
		11,692,080
TOTAL MUNICIPAL BONDS
(Cost $1,922,137,875)		1,888,263,398

GOVERNMENT SECURITIES
& AGENCY ISSUES – 0.07%
United States International
Development Finance Corp.
1.320%, 03/15/2035	5,000,000	4,655,926
TOTAL GOVERNMENT
SECURITIES & AGENCY ISSUES
(Cost $5,000,000)		4,655,926

US GOVERNMENT NOTES/BONDS – 2.58%
United States Treasury
Notes/Bonds
1.250%, 04/30/2028	100,000,000	96,824,219
2.875%, 05/15/2028	50,000,000	53,138,672
1.875%, 02/15/2041	25,000,000	23,458,008
TOTAL US GOVERNMENT
NOTES/BONDS
(Cost $178,944,234)		173,420,899

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

SHORT-TERM INVESTMENTS – 1.29%
First American Government
Obligations Fund –
Class X, 0.026% (l)	$86,528,728	$86,528,728
TOTAL SHORT-TERM
INVESTMENTS
(Cost $86,528,728)		86,528,728

Total Investments
(Cost $6,894,157,417) – 99.11%		6,663,923,492

Other Assets in Excess
of Liabilities – 0.89%		59,722,506

TOTAL NET ASSETS – 100.00%		$6,723,645,998

Percentages are stated as a percent of net assets.
(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Variable rate security; the rate shown represents the rate at February 28, 2022.
(c)	Foreign issued security.
(d)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(e)	Represents an illiquid security. The total market value of these securities were $51,644,420, representing 0.77% of net assets as of February 28, 2022.
(f)	Variable rate security; the rate shown represents the rate at February 28, 2022. The coupon is based on an underlying pool of loans.
(g)	Default or other conditions exist at February 28, 2022.
(h)	Step-up bond; the rate shown represents the rate at February 28, 2022.
(i)	Inverse floating rate security whose interest rate moves in opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier slope.
(j)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(k)	Perpetual maturity. The date referenced is the next call date.
(l)	Seven day yield at February 28, 2022.
Abbreviations:
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

AGENCY COMMERCIAL MORTGAGE
BACKED SECURITIES – 2.28%

Freddie Mac Multifamily ML Certificates
2019-ML05, 0.247%, 11/25/2033 (a)(b)
	$47,140,216	$939,505
2020-ML07, 0.000%, 10/25/2036 (a)(b)(c)(d)
	15,507,834	2,830,645
2019-ML06, 1.132%, 06/25/2037 (a)(b)
	10,883,218	1,080,812
2021-ML08, 1.846%, 07/25/2037 (a)(b)
	18,336,355	3,105,812
2021-ML10, 2.055%, 01/25/2038 (a)(b)
	14,414,586	2,862,737
2021-ML11, 0.769%, 03/25/2038 (a)(b)
	34,705,309	2,277,015
2021-ML10, 1.517%, 06/25/2038 (a)(b)
	15,322,106	2,240,245
2021-ML09, 0.000%, 02/25/2040 (a)(b)(d)
	25,421,151	3,821,053
2021-ML12, 1.219%, 01/25/2041 (a)(b)
	18,251,056	2,291,055
TOTAL AGENCY COMMERCIAL
MORTGAGE BACKED SECURITIES
(Cost $21,157,745)		21,448,879

NON-AGENCY COMMERCIAL
MORTGAGE BACKED
SECURITIES – 1.09%

California Housing Finance Agency
2021-2, 0.816%, 03/25/2035 (b)	32,371,583	2,065,955
2021-1, 0.796%, 11/20/2035 (b)	43,073,659	2,754,991
2021-3, 0.764%, 08/20/2036 (b)	26,202,898	1,812,193

Washington State Housing
Finance Commission
2021-1, 0.725%, 12/20/2035 (b)	63,151,151	3,652,031
TOTAL NON-AGENCY COMMERCIAL
MORTGAGE BACKED SECURITIES
(Cost $10,481,077)		10,285,170

MUNICIPAL BONDS – 94.85%

Alabama – 1.62%

Alabama Highway Finance Corp.
5.000%, 08/01/2038	2,025,000	2,508,555
5.000%, 08/01/2039	525,000	649,191
5.000%, 08/01/2040	1,060,000	1,308,637

Alabama Public School
and College Authority
5.000%, 11/01/2039	4,000,000	4,936,105

Huntsville Public Building Authority
5.000%, 02/01/2047	3,715,000	4,588,957

Lower Alabama Gas District
5.000%, 09/01/2031	1,005,000	1,215,308
		15,206,753
Alaska – 0.66%

Alaska Housing Finance Corp.
5.000%, 12/01/2031	1,145,000	1,355,519

Alaska Industrial Development
& Export Authority
5.250%, 06/01/2045	2,735,000	3,020,759

CIVIC Ventures, AK
5.000%, 09/01/2033	1,750,000	1,845,393
		6,221,671
Arizona – 4.16%

Arizona Industrial
Development Authority
1.400%, 07/01/2022	150,000	149,675
1.500%, 07/01/2023	150,000	148,881
1.800%, 07/01/2024	175,000	172,342
3.250%, 07/01/2031	2,000,000	1,972,248
4.000%, 02/01/2040	850,000	963,571
4.000%, 11/01/2045	2,000,000	2,195,760
4.000%, 11/01/2050	2,500,000	2,726,936
5.000%, 02/01/2037	1,500,000	1,874,148

City of Phoenix Civic
Improvement Corp.
5.000%, 07/01/2044	2,500,000	2,900,624
5.000%, 07/01/2044	2,335,000	2,846,861
5.500%, 07/01/2038	2,000,000	2,802,466
5.500%, 07/01/2042	1,545,000	2,236,752

Florence Town, Inc. Industrial
Development Authority
5.000%, 07/01/2023	175,000	180,573

Industrial Development
Authority of the City of Phoenix
4.000%, 07/01/2026 (c)	2,925,000	3,058,209
5.000%, 07/01/2045 (c)	4,000,000	4,296,301
6.750%, 07/01/2044 (c)	3,000,000	3,338,072

Park Central Community
Facilities District
4.375%, 07/01/2024	1,205,000	1,230,020

Salt River Project Agricultural
Improvement & Power District
5.000%, 01/01/2047	5,000,000	6,034,575
		39,128,014
Arkansas – 0.04%

County of Saline, AR
3.550%, 06/01/2042	350,000	356,190

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

California – 12.29%

Adventist Health System
2.952%, 03/01/2029	$4,175,000	$4,211,397

California County Tobacco
Securitization Agency
1.750%, 06/01/2030	75,000	75,065
5.000%, 06/01/2033	1,950,000	2,310,119

California Educational
Facilities Authority
5.000%, 03/15/2039	1,015,000	1,385,800
5.000%, 06/01/2046	3,500,000	4,987,031

California Municipal
Finance Authority
4.000%, 12/01/2026 (c)	1,750,000	1,769,182
5.000%, 12/01/2054 (c)	1,000,000	1,124,838
5.000%, 12/01/2046 (c)	750,000	847,303

California Pollution Control
Financing Authority
4.000%, 11/01/2023 (c)(e)	3,000,000	2,951,468

California Public Finance Authority
2.125%, 11/15/2027 (c)	3,000,000	3,000,846
2.875%, 05/15/2027 (c)	1,125,000	1,126,044

California State Public Works Board
5.000%, 11/01/2046	1,250,000	1,538,355

California Statewide Communities
Development Authority
6.400%, 06/01/2039	2,415,000	3,151,261

City of Los Angeles
Department of Airports
5.000%, 05/15/2046	3,000,000	3,593,664
5.000%, 05/15/2046	3,075,000	3,712,651
5.000%, 05/15/2045	5,000,000	6,092,344

City of San Diego, CA Tobacco
Settlement Revenue Funding Corp.
4.000%, 06/01/2032	1,520,000	1,611,287

Clovis Unified School District
0.000%, 08/01/2028 (d)	2,175,000	1,913,460

Coachella Valley Unified
School District
0.000%, 08/01/2034 (d)	1,145,000	831,955

El Camino Healthcare District
0.000%, 08/01/2028 (d)	1,935,000	1,706,650

Encinitas Union School District
0.000%, 08/01/2035 (d)	1,070,000	1,485,948

Golden State Tobacco
Securitization Corp.
3.000%, 06/01/2046	3,750,000	3,802,608

Inland Empire Tobacco
Securitization Corp.
3.678%, 06/01/2038	3,415,000	3,525,115

Los Angeles County Public
Works Financing Authority
5.000%, 12/01/2042	2,750,000	3,377,661

Los Angeles Department
of Water & Power
5.000%, 07/01/2046	5,520,000	6,743,702

Los Angeles Housing Authority
5.000%, 06/01/2044	2,200,000	2,492,913

Low Income Investment Fund
3.711%, 07/01/2029	1,000,000	1,055,423

Manteca Redevelopment
Agency Successor Agency
2.393%, 10/01/2030	500,000	482,441

Mesa Water District
5.000%, 03/15/2050	4,875,000	5,934,775

Mountain View Shoreline
Regional Park Community
5.000%, 08/01/2043	3,145,000	3,678,952

M-S-R Energy Authority
6.500%, 11/01/2039	2,350,000	3,471,640
7.000%, 11/01/2034	1,160,000	1,655,927

Palmdale Elementary School District
0.000%, 08/01/2028 (d)	500,000	434,052

Ravenswood City School District
5.000%, 08/01/2038	1,360,000	1,550,472

Rialto Redevelopment Agency
5.000%, 09/01/2037	1,000,000	1,184,780

Riverside County Redevelopment
Successor Agency
5.000%, 10/01/2031	840,000	965,949

San Diego County Regional
Transportation Commission
5.000%, 04/01/2048	2,200,000	2,708,177

San Diego Unified School District
0.000%, 07/01/2041 (d)	2,005,000	2,238,959

San Leandro Unified School District
0.000%, 08/01/2039 (d)	2,175,000	2,110,043

San Mateo Foster City
Public Financing Authority
5.000%, 08/01/2049	2,000,000	2,431,130

San Mateo Union
High School District
0.000%, 09/01/2041 (d)	1,285,000	1,442,669

Santa Barbara Secondary
High School District
0.000%, 08/01/2040 (d)	1,000,000	578,764

St. Helena Unified School District
0.000%, 06/01/2036 (d)	2,805,000	3,497,392

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

California – 12.29% (Cont.)

State of California
5.000%, 09/01/2041	$4,000,000	$5,064,068

University of California
5.500%, 05/15/2058	3,720,000	4,516,592

West Contra Costa Unified
School District
0.000%, 08/01/2036 (d)	2,020,000	1,368,841
		115,739,713
Colorado – 3.21%

City & County of Denver, CO
Airport System Revenue
5.000%, 12/01/2034	2,500,000	3,208,606

City of Fruita, CO
Healthcare Revenue
5.000%, 01/01/2028	800,000	808,990

Colorado Health Facilities Authority
5.000%, 08/01/2044	2,410,000	2,798,456

CommonSpirit Health
2.950%, 11/01/2022	1,725,000	1,744,332

El Paso County School
District No. 49
5.000%, 12/15/2031	1,500,000	1,678,653

Public Authority for
Colorado Energy
6.500%, 11/15/2038	3,845,000	5,543,205

Pueblo City Schools
5.000%, 12/15/2039	2,000,000	2,459,852

Regional Transportation District
4.000%, 07/15/2039	3,535,000	4,201,711

Vauxmont Metropolitan District
5.000%, 12/01/2050	3,450,000	4,120,476

Weld County School
District No. RE-2
5.000%, 12/01/2044	3,015,000	3,686,344
		30,250,625
Connecticut – 1.84%

Connecticut State Health &
Educational Facilities Authority
4.000%, 07/01/2041	2,250,000	2,448,635
4.000%, 07/01/2042	1,500,000	1,628,618
State of Connecticut
5.000%, 06/01/2041	1,625,000	2,020,361
5.000%, 07/15/2030	6,000,000	7,501,047

State of Connecticut
Special Tax Revenue
5.000%, 05/01/2041	3,000,000	3,723,938
		17,322,599
Delaware – 0.44%

University of Delaware
5.000%, 11/01/2038	1,595,000	2,132,150
5.000%, 11/01/2039	1,510,000	2,028,516
		4,160,666
District of Columbia – 1.62%

District of Columbia
5.000%, 03/01/2044	3,460,000	4,185,873
5.000%, 06/01/2055	2,000,000	2,228,111
5.000%, 10/01/2047	2,000,000	2,501,602

Metropolitan Washington Airports
Authority Aviation Revenue
5.000%, 10/01/2032	2,360,000	2,669,059

Washington Metropolitan
Area Transit Authority
5.000%, 07/15/2046	3,000,000	3,713,059
		15,297,704
Florida – 6.86%

Broward County, FL Water
& Sewer Utility Revenue
5.000%, 10/01/2038	1,915,000	2,339,262

Capital Trust Agency, Inc.
5.000%, 08/01/2040	300,000	343,311
5.000%, 08/01/2055	800,000	899,084

City of Belle Isle, FL
5.500%, 10/01/2022	120,000	122,648

City of Orlando, FL Tourist
Development Tax Revenue
5.000%, 11/01/2038	1,000,000	1,162,742

City of Tampa, FL
5.000%, 07/01/2050	3,500,000	4,104,874

County of Lake, FL
3.375%, 08/15/2026	1,400,000	1,405,523
5.000%, 08/15/2025	4,810,000	4,811,281

County of Miami-Dade, FL
5.000%, 07/01/2043	2,000,000	2,447,667
5.000%, 07/01/2043	1,500,000	1,695,164
5.000%, 07/01/2043	3,500,000	4,246,677

County of Miami-Dade, FL
Aviation Revenue
5.000%, 10/01/2038	3,250,000	3,563,819

County of Miami-Dade, FL
Seaport Revenue
5.750%, 10/01/2028	545,000	585,191

County of Miami-Dade, FL
Water & Sewer System Revenue
5.000%, 10/01/2046	5,500,000	6,743,155

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Florida – 6.86% (Cont.)

County of Sarasota, FL
Utility System Revenue
5.000%, 10/01/2039	$2,055,000	$2,484,358

Dade County, FL
Professional Sports Franchise
Facilities Tax Revenue
5.250%, 10/01/2030	1,040,000	1,309,864

Florida Development Finance Corp.
5.000%, 09/15/2040 (c)	2,050,000	2,218,525
5.500%, 09/15/2025 (c)	1,420,000	1,447,796
6.500%, 01/01/2049 (c)	2,735,000	2,760,634
7.375%, 01/01/2049 (c)	3,000,000	3,234,675

Greater Orlando Aviation Authority
5.000%, 10/01/2046	1,500,000	1,698,038

Hillsborough County
Aviation Authority
5.000%, 10/01/2047	7,500,000	9,023,383

School Board of Miami-Dade County
5.000%, 03/15/2039	2,645,000	2,967,370

School District of Broward County
5.000%, 07/01/2040	2,500,000	2,946,760

Venetian Community
Development District
5.000%, 05/01/2023	55,000	55,401
		64,617,202
Georgia – 2.00%

Americus & Sumter
County Hospital Authority
5.125%, 05/15/2023	170,000	173,570

Brookhaven Development Authority
5.000%, 07/01/2039	875,000	1,057,835

City of Atlanta, GA Water
& Wastewater Revenue
5.500%, 11/01/2027	1,550,000	1,781,806

City of Conyers, GA
4.300%, 03/01/2031 (e)	1,185,000	1,100,674

Cobb County Kennestone
Hospital Authority
4.000%, 04/01/2041	225,000	249,514
5.000%, 04/01/2050	5,000,000	5,892,634
5.000%, 04/01/2037	175,000	210,266
5.000%, 04/01/2038	550,000	659,663

Georgia Municipal Association, Inc.
5.000%, 12/01/2037	500,000	585,858

Macon-Bibb County
Housing Authority
1.400%, 11/01/2024	1,200,000	1,200,265
1.625%, 10/01/2024	3,250,000	3,250,979

Main Street Natural Gas, Inc.
5.000%, 05/15/2029	1,250,000	1,472,630

Municipal Electric
Authority of Georgia
5.000%, 01/01/2045	1,000,000	1,194,889
		18,830,583
Hawaii – 1.00%

City & County of Honolulu, HI
5.000%, 07/01/2035	900,000	1,122,420

State of Hawaii
5.000%, 01/01/2038	1,885,000	2,223,862

State of Hawaii Airports
System Revenue
5.000%, 07/01/2047	5,000,000	6,036,494
		9,382,776
Illinois – 4.75%

Boone & Winnebago
Counties Community Unit
School District No. 200
0.000%, 01/01/2024 (d)	815,000	794,082

Boone Mchenry & Dekalb
Counties Community Unit
School District No. 100
0.000%, 12/01/2023 (d)	520,000	507,994
0.000%, 12/01/2023 (d)	615,000	601,531
0.000%, 12/01/2024 (d)	365,000	350,157

Chicago Board of Education
0.000%, 12/01/2022 (d)	840,000	833,429

Chicago O’Hare
International Airport
5.000%, 01/01/2037	2,000,000	2,258,431
5.000%, 01/01/2042	510,000	572,853

Chicago Transit Authority
5.000%, 06/01/2024	750,000	809,562

Cook County School District No. 103
0.000%, 12/01/2022 (d)	850,000	842,786

County of Cook, IL
Sales Tax Revenue
4.000%, 11/15/2040	1,905,000	2,134,801
4.000%, 11/15/2041	3,500,000	3,913,407

Illinois Finance Authority
5.000%, 01/01/2034	500,000	567,572
5.000%, 07/01/2037	4,810,000	5,837,673

Illinois State Toll Highway Authority
5.000%, 01/01/2046	5,000,000	6,136,609

Macon County School District No. 61
5.000%, 12/01/2040	1,580,000	1,869,867

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Illinois – 4.75% (Cont.)

Metropolitan Pier &
Exposition Authority
0.000%, 06/15/2026 (d)	$2,455,000	$2,229,926

Metropolitan Water Reclamation
District of Greater Chicago
5.000%, 12/01/2041	3,500,000	3,991,555

Railsplitter Tobacco
Settlement Authority
5.000%, 06/01/2027	1,375,000	1,538,148

Regional Transportation Authority
5.750%, 06/01/2034	3,000,000	3,959,358

Sales Tax Securitization Corp.
5.000%, 01/01/2027	1,700,000	1,955,934

State of Illinois
5.000%, 03/01/2046	1,000,000	1,156,861

State of Illinois Sales Tax Revenue
6.000%, 06/15/2026	1,575,000	1,852,800
		44,715,336
Indiana – 4.34%

Avon Community School
Building Corp.
5.000%, 01/15/2041	3,550,000	4,424,079

City of Valparaiso, IN
6.750%, 01/01/2034	500,000	541,143

Crown Point Multi-School
Building Corp.
5.000%, 01/15/2040	7,000,000	8,627,197

Hammond Multi-School
Building Corp.
5.000%, 07/15/2034	2,000,000	2,356,303

Indiana Finance Authority
5.000%, 10/01/2044	5,000,000	6,047,939
5.000%, 09/01/2036	1,000,000	1,133,577

Indiana Health Facility
Financing Authority
5.000%, 11/15/2034	1,350,000	1,508,678

Indiana Municipal Power Agency
5.000%, 01/01/2042	3,850,000	4,327,005

Indianapolis Local Public
Improvement Bond Bank
5.000%, 01/01/2038	1,715,000	2,076,808
5.000%, 01/01/2039	2,500,000	3,051,956
5.250%, 02/01/2039	2,155,000	2,616,097

Northern Indiana Commuter
Transportation District
5.000%, 07/01/2033	1,130,000	1,286,623

Purdue University
5.000%, 07/01/2035	700,000	874,836
5.000%, 07/01/2036	1,500,000	1,872,824
5.000%, 07/01/2037	100,000	124,673
		40,869,738
Iowa – 0.45%

Iowa Tobacco Settlement Authority
4.000%, 06/01/2049	4,000,000	4,254,243

Kentucky – 1.26%

County of Trimble, KY
1.300%, 09/01/2044	3,500,000	3,427,611

Grant County School
District Finance Corp.
1.400%, 08/01/2022	85,000	85,220

Kentucky Bond Development Corp.
5.000%, 09/01/2049	3,000,000	3,607,510

Kentucky Economic Development
Finance Authority
5.000%, 05/15/2026	1,000,000	1,064,654

Kentucky Public Energy Authority
4.000%, 02/01/2050	3,370,000	3,718,034
		11,903,029
Louisiana – 1.18%

City of New Orleans, LA
5.000%, 12/01/2040	5,000,000	6,111,897

Louisiana Energy & Power Authority
5.250%, 06/01/2028	410,000	431,343

Louisiana Local Government
Environmental Facilities &
Community Development Authority
5.000%, 11/01/2032	1,200,000	1,347,017
5.000%, 12/01/2037	1,685,000	2,029,963

Tobacco Settlement Financing Corp.
5.000%, 05/15/2022	400,000	403,165
5.250%, 05/15/2033	745,000	751,585
		11,074,970
Maine – 0.26%

Maine Governmental
Facilities Authority
5.000%, 10/01/2038	2,010,000	2,425,316

Maryland – 1.58%

City of Baltimore, MD
5.000%, 07/01/2050	2,550,000	3,096,806

County of Anne Arundel, MD
5.000%, 10/01/2046	3,000,000	3,665,234

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Maryland – 1.58% (Cont.)

Maryland Stadium Authority
5.000%, 05/01/2050	$4,000,000	$5,474,571

State of Maryland Department
of Transportation
5.000%, 12/01/2029	2,250,000	2,664,825
		14,901,436
Massachusetts – 2.25%

Commonwealth of Massachusetts
5.000%, 11/01/2045	4,000,000	4,898,889
5.250%, 09/01/2043	2,000,000	2,407,482

Commonwealth of Massachusetts
Transportation Fund Revenue
5.000%, 06/01/2049	5,000,000	5,932,169

Massachusetts Educational
Financing Authority
5.000%, 07/01/2028	2,250,000	2,620,119

Massachusetts Port Authority
5.000%, 07/01/2039	1,000,000	1,254,252
5.000%, 07/01/2040	875,000	1,095,543

Massachusetts School
Building Authority
5.000%, 02/15/2044	2,500,000	3,008,715
		21,217,169
Michigan – 3.47%

Battle Creek School District
5.000%, 05/01/2037	775,000	874,074

Bedford Public School District
5.000%, 05/01/2037	1,150,000	1,392,195

Charter Township of Commerce, MI
5.000%, 12/01/2038	1,000,000	1,119,955

City of Detroit, MI
4.000%, 04/01/2044	3,000,000	2,741,313
5.000%, 04/01/2046	1,850,000	2,148,368

Detroit City School District
5.250%, 05/01/2027	715,000	848,520

Grand Rapids Public Schools
5.000%, 11/01/2040	1,000,000	1,196,187

Kalamazoo Economic
Development Corp.
2.625%, 05/15/2025	1,150,000	1,150,240

Michigan Finance Authority
1.250%, 06/01/2030	115,000	115,000
3.267%, 06/01/2039	6,000,000	6,186,710
3.875%, 10/01/2023	250,000	256,139
5.000%, 12/01/2041	1,990,000	2,371,999

Michigan Strategic Fund
4.000%, 10/01/2061	2,250,000	2,419,418

Schoolcraft Community Schools
5.000%, 05/01/2046	2,000,000	2,424,467

Thornapple Kellogg School District
5.000%, 05/01/2043	2,360,000	2,850,951

Walled Lake Consolidated
School District
5.000%, 05/01/2045	2,300,000	2,774,255

Western Michigan University
5.000%, 11/15/2046	1,500,000	1,832,593
		32,702,384
Minnesota – 0.49%

City of Minneapolis, MN
5.000%, 03/01/2029	450,000	464,168
5.750%, 07/01/2055	2,000,000	2,243,783

City of St. Anthony, MN
6.000%, 12/01/2030	1,000,000	1,051,472

Minneapolis-St. Paul Metropolitan
Airports Commission
5.000%, 01/01/2041	750,000	860,087
		4,619,510
Missouri – 1.68%

Jackson County School District
5.500%, 03/01/2035	1,015,000	1,276,163
5.500%, 03/01/2037	990,000	1,244,071

Kansas City Industrial
Development Authority
5.000%, 03/01/2057	3,250,000	3,753,688

Missouri Joint Municipal
Electric Utility Commission
5.000%, 12/01/2040	2,000,000	2,261,931

Platte County Reorganized
School District
5.250%, 03/01/2040	4,600,000	5,927,796

St. Louis County Industrial
Development Authority
5.125%, 09/01/2048	1,250,000	1,359,519
		15,823,168
Nebraska – 1.17%

Central Plains Energy Project
5.000%, 09/01/2034	2,000,000	2,487,415

Omaha Public Power District
5.000%, 02/01/2046	7,000,000	8,551,346
		11,038,761
Nevada – 0.66%

City of Las Vegas, NV
5.000%, 09/01/2031	1,150,000	1,295,126

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Nevada – 0.66% (Cont.)

County of Clark, NV
Department of Aviation
5.000%, 07/01/2041	$2,500,000	$2,987,849
5.000%, 07/01/2036	1,535,000	1,924,162
		6,207,137
New Hampshire – 0.26%

New Hampshire Health and
Education Facilities Authority Act
5.000%, 07/01/2041	2,065,000	2,412,685

New Jersey – 0.86%

Garden State Preservation Trust
5.750%, 11/01/2028	965,000	1,137,106

New Jersey Economic
Development Authority
3.375%, 07/01/2030	1,000,000	1,024,838
5.500%, 01/01/2027	300,000	322,057

New Jersey Higher Education
Student Assistance Authority
5.000%, 12/01/2027	765,000	888,662

New Jersey Transportation
Trust Fund Authority
0.000%, 12/15/2027 (d)	2,210,000	1,975,212
0.000%, 12/15/2030 (d)	1,870,000	1,538,544

Tobacco Settlement Financing Corp.
5.000%, 06/01/2033	1,035,000	1,186,540
		8,072,959
New Mexico – 0.08%

City of Santa Fe, NM
2.250%, 05/15/2024	710,000	710,190

New York – 5.36%

Build NYC Resource Corp.
4.000%, 06/15/2031	600,000	639,786
4.000%, 06/15/2041	1,350,000	1,420,581

City of New York, NY
5.000%, 12/01/2037	2,000,000	2,389,785

New York City Industrial
Development Agency
0.000%, 03/01/2031 (d)	2,520,000	1,984,289

New York City Transitional
Finance Authority Future
Tax Secured Revenue
5.000%, 08/01/2040	5,000,000	5,907,908

New York City Water
& Sewer System
5.000%, 06/15/2040	2,040,000	2,420,707
5.000%, 06/15/2050	3,260,000	3,970,471

New York State Dormitory Authority
2.692%, 07/01/2035	1,000,000	964,865
2.742%, 07/01/2036	1,205,000	1,159,201
2.792%, 07/01/2037	1,200,000	1,143,271
2.842%, 07/01/2038	1,100,000	1,043,734
4.000%, 08/01/2043	4,700,000	5,182,458
5.000%, 03/15/2041	2,435,000	2,899,839

New York State Urban
Development Corp.
5.000%, 03/15/2044	5,615,000	6,819,950

New York Transportation
Development Corp.
5.000%, 12/01/2037	1,280,000	1,490,879

Port Authority of
New York & New Jersey
5.000%, 09/01/2032	1,525,000	1,642,404
5.000%, 10/15/2040	3,165,000	3,849,234
5.000%, 10/15/2041	2,500,000	3,035,637

Triborough Bridge &
Tunnel Authority
5.000%, 05/15/2047	2,000,000	2,472,512
		50,437,511
North Carolina – 0.69%

Durham Housing Authority
2.000%, 09/01/2024	1,000,000	999,394

North Carolina Medical
Care Commission
2.500%, 10/01/2024	740,000	740,117

University of North Carolina
at Chapel Hill
5.000%, 12/01/2038	1,500,000	1,926,770
5.000%, 12/01/2039	1,475,000	1,890,775
5.000%, 12/01/2040	700,000	895,679
		6,452,735
North Dakota – 0.25%

City of Larimore, ND
0.850%, 05/01/2024	2,000,000	1,946,495

City of Mandan, ND
2.750%, 09/01/2041	395,000	395,033
		2,341,528
Ohio – 3.59%

City of Columbus, OH
5.000%, 04/01/2040	3,000,000	3,740,643
5.000%, 04/01/2041	2,400,000	2,988,158

County of Cuyahoga, OH
5.500%, 02/15/2052	1,300,000	1,519,430

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Ohio – 3.59% (Cont.)

County of Hamilton, OH
3.374%, 06/01/2034	$3,020,000	$3,131,683

Franklin County Convention
Facilities Authority
5.000%, 12/01/2046	3,000,000	3,559,736

Licking Heights Local
School District
5.000%, 10/01/2042	1,000,000	1,157,434

Ohio Higher Educational
Facility Commission
3.750%, 12/01/2023	1,215,000	1,224,209

Ohio Water Development Authority
Water Pollution Control Loan Fund
5.000%, 12/01/2050	5,230,000	6,380,946

State of Ohio
5.000%, 05/01/2040	5,275,000	6,607,996
5.000%, 01/01/2033	1,000,000	1,183,792
5.000%, 01/01/2037	500,000	631,344
5.000%, 01/01/2038	430,000	540,943
5.000%, 01/01/2039	920,000	1,153,131
		33,819,445
Oklahoma – 0.98%

University of Oklahoma
5.000%, 07/01/2046	7,450,000	9,192,858

Oregon – 1.05%

Benton & Linn Counties
Consolidated School District
No. 509J & 509A
5.000%, 06/15/2038	1,455,000	1,740,691

Clackamas County Hospital
Facility Authority
2.750%, 11/15/2025	500,000	500,215
5.375%, 11/15/2055	500,000	536,172

Hospital Facilities Authority
of Multnomah County Oregon
0.950%, 06/01/2027	1,000,000	933,149

Medford Hospital Facilities Authority
5.000%, 10/01/2024	450,000	474,067
5.000%, 08/15/2045	2,420,000	2,881,686

Port of Portland, OR
Airport Revenue
5.000%, 07/01/2042	2,485,000	2,815,580
		9,881,560
Pennsylvania – 3.17%

Commonwealth Financing Authority
5.000%, 06/01/2034	1,750,000	2,049,339
5.000%, 06/01/2035	730,000	854,168

Delaware Valley Regional
Finance Authority
0.951%, 09/01/2048	1,000,000	1,009,098

Geisinger Authority
5.000%, 04/01/2050	4,080,000	4,877,480

Hopewell Area School District
0.000%, 09/01/2026 (d)	900,000	817,915

Montour School District
5.000%, 04/01/2035	1,825,000	2,028,528

Pennsylvania Economic
Development Financing Authority
5.000%, 06/30/2028	750,000	836,496

Pennsylvania Turnpike Commission
5.000%, 12/01/2046	6,000,000	7,477,721
5.000%, 12/01/2045	2,500,000	3,007,023
5.000%, 12/01/2046	2,500,000	3,054,281
6.000%, 12/01/2030	625,000	779,013
6.375%, 12/01/2038	2,000,000	2,508,908

Scranton School District
5.000%, 12/01/2035	500,000	577,008
		29,876,978
Puerto Rico – 1.51%

Children’s Trust Fund
5.375%, 05/15/2033	760,000	780,085

Commonwealth of Puerto Rico
3.650%, 07/01/2016 (f)	600,000	544,500
4.000%, 07/01/2021 (f)	1,820,000	1,660,750
4.400%, 07/01/2020 (f)	950,000	866,875
8.000%, 07/01/2035 (f)	500,000	450,625

GDB Debt Recovery
Authority of Puerto Rico
7.500%, 08/20/2040	3,572,803	3,358,435

Puerto Rico Convention
Center District Authority
4.500%, 07/01/2036	1,900,000	1,926,784

Puerto Rico Highway &
Transportation Authority
5.850%, 03/01/2027	1,395,000	1,400,231

Puerto Rico Sales Tax Financing
Corp. Sales Tax Revenue
0.000%, 07/01/2024 (d)	2,000,000	1,903,420
0.000%, 07/01/2029 (d)	1,589,000	1,331,196
		14,222,901
Rhode Island – 0.57%

City of Cranston, RI
5.000%, 08/01/2039	1,950,000	2,375,329

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Rhode Island – 0.57% (Cont.)

Rhode Island Student Loan Authority
5.000%, 12/01/2023	$905,000	$960,998
5.000%, 12/01/2025	525,000	586,760
5.000%, 12/01/2030	1,175,000	1,424,954

Tobacco Settlement Financing Corp.
2.250%, 06/01/2041	45,000	46,413
		5,394,454
South Carolina – 0.14%

Commission of Public Works,
City of Greer
5.500%, 09/01/2032	1,000,000	1,285,206

Tennessee – 0.75%

City of Memphis, TN Sanitary
Sewerage System Revenue
5.000%, 10/01/2045	1,000,000	1,224,520

Memphis-Shelby County
Airport Authority
5.000%, 07/01/2045	3,000,000	3,572,826

New Memphis Arena Public
Building Authority
0.000%, 04/01/2030 (d)	750,000	740,686
0.000%, 04/01/2031 (d)	1,500,000	1,501,462
		7,039,494
Texas – 9.58%

Alamo Regional Mobility Authority
5.000%, 06/15/2039	1,335,000	1,470,617

Arlington Higher Education
Finance Corp.
5.000%, 02/15/2030	1,000,000	1,090,468
5.000%, 08/15/2033	610,000	758,862
5.000%, 08/15/2034	525,000	652,457

Austin Achieve Public Schools, Inc.
5.750%, 06/15/2026	1,000,000	1,001,250

Bexar County Hospital District
5.000%, 02/15/2038	2,135,000	2,522,501

City of Austin, TX Water &
Wastewater System Revenue
5.000%, 11/15/2046	2,500,000	3,110,723

City of Fort Worth, TX
5.250%, 03/01/2036	1,800,000	1,940,805

City of Houston, TX Combined
Utility System Revenue
5.000%, 11/15/2042	2,000,000	2,355,559

City of San Antonio, TX Electric
& Gas Systems Revenue
5.000%, 02/01/2044	1,015,000	1,210,285

Clifton Higher Education
Finance Corp.
6.000%, 03/01/2029	2,915,000	3,124,361

Colony Economic
Development Corp.
7.250%, 10/01/2042	1,500,000	1,588,362

Colony Local Development Corp.
7.250%, 10/01/2033	700,000	744,301

County of Bexar, TX
5.000%, 06/15/2039	1,265,000	1,477,940

County of Fort Bend, TX
5.000%, 03/01/2041	1,500,000	1,849,475

County of Harris, TX
1.009%, 08/15/2035	1,020,000	989,486
5.000%, 08/15/2034	1,000,000	1,144,840

Dallas Area Rapid Transit
5.000%, 12/01/2047	2,000,000	2,456,167
5.250%, 12/01/2031	800,000	1,043,404

El Paso Independent School District
5.000%, 08/15/2037	1,250,000	1,418,951

Grand Parkway Transportation Corp.
5.000%, 10/01/2038	2,000,000	2,352,708

Lower Colorado River Authority
5.000%, 05/15/2051	3,925,000	4,673,651

New Hope Cultural Education
Facilities Finance Corp.
10.000%, 12/01/2025 (c)(e)	1,000,000	1,096,300

North East Independent
School District
5.250%, 02/01/2030	1,025,000	1,294,631

Port Authority of Houston
of Harris County Texas
4.000%, 10/01/2046	5,000,000	5,697,521
5.000%, 10/01/2041	5,000,000	6,372,530

Port of Beaumont Industrial
Development Authority
4.100%, 01/01/2028 (c)	3,000,000	2,841,321

Pottsboro Higher Education
Finance Corp.
2.000%, 08/15/2040	775,000	676,210

San Antonio Water System
5.000%, 05/15/2050	3,010,000	3,633,827
5.000%, 05/15/2042	3,000,000	3,801,547

State of Texas
4.000%, 08/01/2033	1,315,000	1,563,672
4.000%, 08/01/2034	1,350,000	1,614,417
5.500%, 08/01/2033	1,000,000	1,170,991

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Texas – 9.58% (Cont.)

Tarrant County Cultural Education
Facilities Finance Corp.
3.000%, 11/15/2026	$1,000,000	$1,001,473
5.000%, 10/01/2040	1,350,000	1,689,792
5.000%, 07/01/2036	1,500,000	1,791,569
5.250%, 11/15/2025	2,070,000	2,069,896

Texas Municipal Gas
Acquisition & Supply Corp. I
6.250%, 12/15/2026	1,505,000	1,693,638

Texas Municipal Gas
Acquisition & Supply Corp. III
5.000%, 12/15/2032	2,175,000	2,689,258

Texas Public Finance Authority
8.250%, 07/01/2024	1,500,000	1,516,085

Texas Water Development Board
5.000%, 04/15/2049	4,825,000	5,727,328

University of Texas System
5.000%, 08/15/2039	2,645,000	3,247,494
		90,166,673
Utah – 2.71%

County of Utah, UT
5.000%, 05/15/2041	1,500,000	1,687,497
5.000%, 05/15/2043	3,405,000	4,142,074

Salt Lake City Corp.
Airport Revenue
5.000%, 07/01/2042	3,000,000	3,381,644
5.000%, 07/01/2043	1,000,000	1,147,294

University of Utah
5.000%, 08/01/2040	1,560,000	1,931,376
5.000%, 08/01/2046	4,000,000	4,958,681

Utah Associated
Municipal Power Systems
5.000%, 09/01/2037	2,030,000	2,357,937

Utah Charter School
Finance Authority
5.000%, 10/15/2035	1,500,000	1,636,347
5.000%, 04/15/2039	700,000	817,484

Wildflower
Improvement Association
6.625%, 03/01/2031 (c)(e)	3,500,219	3,502,614
		25,562,948
Virginia – 0.29%

Arlington County Industrial
Development Authority
5.000%, 07/01/2037	500,000	613,812
County of Botetourt, VA
6.000%, 07/01/2044	2,000,000	2,152,253
		2,766,065
Washington – 2.08%

Chelan County Public
Utility District No. 1
0.000%, 06/01/2026 (d)	450,000	419,598

City of Bellingham, WA
Water & Sewer Revenue
5.000%, 08/01/2039	1,100,000	1,393,835
5.000%, 08/01/2041	1,225,000	1,547,037

City of Seattle, WA Municipal
Light & Power Revenue
5.000%, 04/01/2042	3,000,000	3,626,666

Port of Seattle, WA
5.000%, 04/01/2034	1,500,000	1,615,347

Spokane County School
District No. 81
5.000%, 12/01/2036	2,000,000	2,438,510

State of Washington
5.000%, 02/01/2043	5,000,000	5,871,758

Washington Health Care
Facilities Authority
5.000%, 10/01/2038	1,555,000	1,707,012

Washington State Housing
Finance Commission
2.375%, 01/01/2026 (c)	450,000	445,189
5.000%, 01/01/2055 (c)	500,000	522,738
		19,587,690
West Virginia – 0.59%

State of West Virginia
5.000%, 06/01/2041	2,510,000	3,045,362
5.000%, 12/01/2043	2,110,000	2,550,584
		5,595,946
Wisconsin – 1.06%

County of Milwaukee, WI
Airport Revenue
5.000%, 12/01/2028	1,000,000	1,132,697

Plateville Redevelopment Authority
5.000%, 07/01/2022	170,000	172,064

Public Finance Authority
5.000%, 10/01/2044	1,000,000	1,173,644
5.000%, 07/01/2038	2,000,000	2,382,103
5.250%, 05/15/2037 (c)	510,000	541,912
9.000%, 06/01/2029 (c)(e)	2,000,000	1,994,311

Wisconsin Center District, WI
Tax Revenue
0.000%, 12/15/2027 (d)	410,000	359,172
0.000%, 12/15/2028 (d)	255,000	216,822
0.000%, 12/15/2029 (d)	260,000	214,310
0.000%, 12/15/2030 (d)	460,000	367,138

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Wisconsin – 1.06% (Cont.)

Wisconsin Health & Educational
Facilities Authority
5.000%, 08/15/2034	$1,180,000	$1,379,711
		9,933,884
TOTAL MUNICIPAL BONDS
(Cost $892,065,572)		893,020,403

SHORT-TERM INVESTMENTS – 2.21%
First American Government
Obligations Fund –
Class X, 0.026% (g)	20,767,446	20,767,446
TOTAL SHORT-TERM
INVESTMENTS
(Cost $20,767,446)		20,767,446

Total Investments
(Cost $944,471,840) – 100.43%		945,521,898

Liabilities in Excess
of Other Assets – (0.43)%		(4,073,337)

TOTAL NET ASSETS – 100.00%		$941,448,561

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 28, 2022. The coupon is based on an underlying pool of loans.
(b)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(c)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(d)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(e)	Represents an illiquid security. The total market value of these securities were $10,645,367, representing 1.13% of net assets as of February 28, 2022.
(f)	Default or other conditions exist at February 28, 2022.
(g)	Seven day yield at February 28, 2022.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST CREDIT FUND — SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

COLLATERALIZED LOAN
OBLIGATIONS – 9.20%

Apidos CLO XI
2012-11A, 3.991% (3 Month LIBOR USD + 3.750%),

04/17/2034 (a)(b)(c)	$500,000	$501,504

Apidos CLO XII
2013-12A, 5.641% (3 Month LIBOR USD + 5.400%),

04/15/2031 (a)(b)(c)	350,000	313,828

Apidos CLO XXXII
2019-32A, 7.004% (3 Month LIBOR USD + 6.750%),

01/20/2033 (a)(b)(c)	500,000	485,691

Goldentree Loan
Management US CLO 2 Ltd.
2017-2A, 4.954% (3 Month LIBOR USD + 4.700%),

11/28/2030 (a)(b)(c)	400,000	371,939

Goldentree Loan
Management US CLO 4 Ltd.
2019-4A, 5.009% (3 Month LIBOR USD + 4.750%),

04/24/2031 (a)(b)(c)	350,000	323,917

LCM Loan Income Fund I
Income Note Issuer Ltd.
27A, 5.841% (3 Month LIBOR USD + 5.600%),

07/16/2031 (a)(b)(c)	500,000	449,001

LCM XVIII LP
18A, 6.204% (3 Month LIBOR USD + 5.950%),

04/20/2031 (a)(b)(c)	650,000	590,632
TOTAL COLLATERALIZED
LOAN OBLIGATIONS
(Cost $3,120,499)		3,036,512

CORPORATE BONDS – 44.69%

Administrative and
Support Services – 4.00%

ADT Security Corp.
4.125%, 08/01/2029 (a)	350,000	329,408

ERAC USA Finance, LLC
7.000%, 10/15/2037 (a)	210,000	294,594

MSCI, Inc.
3.250%, 08/15/2033 (a)	250,000	235,878

Scotts Miracle-Gro Co.
4.375%, 02/01/2032	500,000	460,750

Chemical Manufacturing – 1.10%

Axalta Coating Systems, LLC
3.375%, 02/15/2029 (a)	400,000	364,424

Construction of Buildings – 1.41%

LGI Homes, Inc.
4.000%, 07/15/2029 (a)	500,000	465,825

Credit Intermediation and
Related Activities – 12.27%

Atlantic Union Bankshares Corp.
2.875% to 12/15/2026 then
SOFR + 1.860%, 12/15/2031 (b)(d)	500,000	488,588

Barclays PLC
6.125% to 12/15/2025, then 5 Year
CMT Rate + 5.867% (b)(c)(i)	250,000	258,750

Compeer Financial FLCA
3.375% to 06/01/2031 then
SOFR + 1.965%, 06/01/2036 (a)(b)(d)	250,000	244,881

First Foundation, Inc.
3.500% to 02/01/2027 then
SOFR + 2.040%, 02/01/2032 (b)(d)	500,000	499,297

HomeStreet, Inc.
3.500% to 01/30/2027 then
SOFR + 2.150%, 01/30/2032 (b)(d)	500,000	496,971

National Australia Bank Ltd.
3.347% (5 Year CMT Rate + 1.700%),
01/12/2037 (a)(b)(c)	500,000	476,554

OneMain Finance Corp.
5.375%, 11/15/2029	600,000	602,532

Oxford Finance, LLC
6.375%, 02/01/2027 (a)	250,000	255,550

Texas Capital Bancshares, Inc.
4.000% (5 Year CMT Rate + 3.150%),
05/06/2031 (b)	725,000	729,922

Fabricated Metal
Product Manufacturing – 1.94%

Ball Corp.
2.875%, 08/15/2030	700,000	638,782

Food Services and
Drinking Places – 1.27%

Papa John’s International, Inc.
3.875%, 09/15/2029 (a)	450,000	417,870

Funds, Trusts, and Other
Financial Vehicles – 1.37%

Ares Capital Corp.
3.200%, 11/15/2031	500,000	451,307

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST CREDIT FUND — SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Insurance Carriers and
Related Activities – 2.23%

Renasant Corp.
3.000% to 12/01/2026 then
SOFR + 1.910%, 12/01/2031 (b)(d)	$750,000	$735,641

Merchant Wholesalers,
Durable Goods – 0.72%

Genuine Parts Co.
2.750%, 02/01/2032	250,000	238,921

Motor Vehicle and
Parts Dealers – 4.74%

Asbury Automotive Group, Inc.
5.000%, 02/15/2032 (a)	600,000	581,496

Group 1 Automotive, Inc.
4.000%, 08/15/2028 (a)	500,000	481,013

Lithia Motors, Inc.
4.375%, 01/15/2031 (a)	500,000	502,930

Paper Manufacturing – 1.84%

Graphic Packaging
International, LLC
4.750%, 07/15/2027 (a)	200,000	204,656
3.750%, 02/01/2030 (a)	425,000	404,371

Primary Metal
Manufacturing – 1.43%

Howmet Aerospace, Inc.
3.000%, 01/15/2029	500,000	473,525

Professional, Scientific, and
Technical Services – 1.55%

AECOM
5.125%, 03/15/2027	500,000	511,290

Publishing Industries
(except Internet) – 2.15%

Open Text Holdings, Inc.
4.125%, 12/01/2031 (a)	750,000	711,439

Real Estate – 1.41%

American Finance Trust, Inc.
4.500%, 09/30/2028 (a)	500,000	465,060

Repair and Maintenance – 1.40%

Allison Transmission, Inc.
3.750%, 01/30/2031 (a)	500,000	463,715

Securities, Commodity Contracts,
and Other Financial Investments
and Related Activities – 0.56%

Prime Security Services
Borrower, LLC
3.375%, 08/31/2027 (a)	200,000	184,661

Transportation Equipment
Manufacturing – 2.60%

Dana, Inc.
4.500%, 02/15/2032	500,000	467,962

Sensata Technologies, Inc.
4.375%, 02/15/2030 (a)	400,000	388,326

Wood Product
Manufacturing – 0.70%

Masonite International Corp.
3.500%, 02/15/2030 (a)(c)	250,000	231,451
TOTAL CORPORATE BONDS
(Cost $15,371,708)		14,758,340

NON-AGENCY RESIDENTIAL
MORTGAGE BACKED
SECURITIES – 5.74%

Alternative Loan Trust
2006-J5, 6.500%, 09/25/2036	265,542	200,735
2006-31CB, 6.000%, 11/25/2036	223,732	167,814

CHL Mortgage Pass-Through Trust
2006-17, 6.000% (1 Month LIBOR USD + 0.550%),

12/25/2036 (b)	383,469	224,311
2007-HY5, 3.011%, 09/25/2037 (d)	272,139	267,783

Citicorp Mortgage Securities Trust
2006-3, 6.000%, 06/25/2036	289,410	289,730

Credit Suisse First Boston
Mortgage Securities Corp.
2005-11, 5.500%, 12/25/2035	378,969	238,326

First Horizon Alternative
Mortgage Securities Trust
2005-FA11, 5.750%, 02/25/2036	263,239	165,387

Volt, LLC
2021-NPL4, 4.949%, 03/27/2051 (a)(e)
	350,000	340,394
TOTAL NON-AGENCY RESIDENTIAL
MORTGAGE BACKED SECURITIES
(Cost $2,131,604)		1,894,480

NON-AGENCY COMMERCIAL
MORTGAGE BACKED
SECURITIES – 24.17%

225 Liberty Street Trust
2016-225L, 4.649%, 02/10/2036 (a)(d)
	500,000	488,256

BANK
2020-BNK29, 2.500%, 11/15/2053 (a)	850,000	696,949
2022-BNK40, 2.500%, 03/15/2064	500,000	396,195

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST CREDIT FUND — SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

BBCMS Mortgage Trust
2021-C11, 0.967%, 09/15/2054 (f)	$4,500,000	$373,776
2021-C12, 2.500%, 11/15/2054 (a)	750,000	593,973

Benchmark Mortgage Trust
2021-B26, 1.369%, 06/15/2054 (f)	2,300,000	256,272
2021-B27, 1.271%, 07/15/2054 (f)	3,242,944	291,128
2021-B29, 1.308%, 09/15/2054 (f)	3,000,000	318,400
2021-B30, 1.301%, 11/15/2054 (a)(d)(f)
	4,600,000	482,964

BMO Mortgage Trust
2022-C1, 1.767%, 02/15/2055 (a)(d)(f)
	5,000,000	719,844

Citigroup Commercial
Mortgage Trust
2016-C1, 4.943%, 05/10/2049 (d)	534,000	555,447

Freddie Mac Multifamily
Structured Credit Risk
2021-MN3, 4.049% (SOFR30A + 4.000%),

11/25/2051 (a)(b)	500,000	474,488

GS Mortgage Securities Corp. II
2012-BWTR, 3.255%, 11/05/2034 (a)	298,000	295,765

GS Mortgage Securities Trust
2019-GC42, 2.800%, 09/1/2052 (a)	450,000	376,671

Morgan Stanley Capital I Trust
2017-H1, 4.281%, 06/15/2050 (d)	500,000	492,652

RBS Commercial Funding, Inc. Trust
2013-SMV, 3.584%, 03/11/2031 (a)(d)	300,000	297,835

Wells Fargo Commercial
Mortgage Trust
2019-C52, 1.094%, 08/15/2052 (d)(f)	7,000,000	502,466
2021-C59, 1.451%, 04/15/2054 (f)	3,250,000	366,932
TOTAL NON-AGENCY COMMERCIAL
MORTGAGE BACKED SECURITIES
(Cost $8,343,867)		7,980,013

AGENCY COMMERCIAL MORTGAGE
BACKED SECURITIES – 3.19%

Freddie Mac Multifamily Structured
Pass Through Certificates
K098, 1.391%, 08/25/2029 (d)(f)	3,000,000	283,530
K118, 0.960%, 09/25/2030 (d)(f)	6,981,592	485,837
K1521, 0.981%, 08/25/2036 (d)(f)	2,697,541	283,033
TOTAL AGENCY COMMERCIAL
MORTGAGE BACKED SECURITIES
(Cost $1,059,796)		1,052,400

MUNICIPAL BONDS – 10.16%

California – 5.55%

California Public Finance Authority
2.875%, 05/15/2027 (a)	300,000	300,067

City of Santa Ana, CA
1.869%, 08/01/2029	300,000	286,237

Golden State Tobacco
Securitization Corp.
3.000%, 06/01/2046	500,000	505,742

Newport Mesa Unified
School District
6.300%, 08/01/2042	200,000	272,640

Peralta Community College District
0.000%, 08/05/2031 (g)	500,000	464,786
		1,829,472
Florida – 0.82%

Florida Development Finance Corp.
7.375%, 01/01/2049 (a)	250,000	269,556

Missouri – 1.73%

Kansas City Industrial
Development Authority
5.000%, 03/01/2049	500,000	572,460

Puerto Rico – 0.76%

GDB Debt Recovery
Authority of Puerto Rico
7.500%, 08/20/2040	267,784	251,717

Texas – 0.55%

Clifton Higher Education
Finance Corp.
6.125%, 08/15/2048	165,000	182,991

Wisconsin – 0.75%
Public Finance Authority
9.000%, 06/01/2029 (a)(h)	250,000	249,240
TOTAL MUNICIPAL BONDS
(Cost $3,350,855)		3,355,436

US GOVERNMENT NOTES/BONDS – 2.63%
United States Treasury Notes/Bonds
1.250%, 09/30/2028	425,000	410,025
1.750%, 08/15/2041	500,000	457,500
TOTAL US GOVERNMENT
NOTES/BONDS (Cost $901,850)		867,525

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST CREDIT FUND — SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

SHORT-TERM INVESTMENTS – 0.70%
First American Government
Obligations Fund –
Class X, 0.026% (j)	$229,989	$229,989
TOTAL SHORT-TERM
INVESTMENTS
(Cost $229,989)		229,989

Total Investments
(Cost $34,510,168) – 100.48%		33,174,695

Liabilities in Excess
of Other Assets – (0.48)%		(157,076)

TOTAL NET ASSETS – 100.00%		$33,017,619

Percentages are stated as a percent of net assets.
(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Variable rate security; the rate shown represents the rate at February 28, 2022.
(c)	Foreign issued security.
(d)	Variable rate security; the rate shown represents the rate at February 28, 2022. The coupon is based on an underlying pool of loans.
(e)	Step-up bond; the rate shown represents the rate at February 28, 2022.
(f)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(g)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(h)	Represents an illiquid security. The total market value of these securities were $249,240, representing 0.75% of net assets as of February 28, 2022.
(i)	Perpetual maturity. The date referenced is the next call date.
(j)	Seven day yield at February 28, 2022.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2022 (Unaudited)

	Performance Trust	Performance Trust
	Strategic	Municipal	Performance Trust
	Bond Fund	Bond Fund	Credit Fund
Investment Income
Interest income	$121,495,818	$10,775,871	$652,137
Dividend income	3,750	—	—
Total Investment Income	121,499,568	10,775,871	652,137

Expenses
Advisory fees	19,710,902	1,838,588	101,066
Transfer agent fees and expenses	3,059,711	52,720	6,632
Administration and accounting fees	1,133,464	171,394	12,371
Distribution fees – Class C	220,667	—	—
Federal and state registration fees	179,617	48,939	21,691
Custody fees	144,426	19,095	2,830
Reports to shareholders	101,734	13,290	920
Service fees – Class C	73,555	—	—
Distribution fees – Class A	41,556	72,001	—
Audit and tax fees	20,278	10,501	10,584
Insurance expense	17,420	3,430	1,555
Legal fees	11,411	6,384	6,268
Chief Compliance Officer fees	5,792	5,792	5,792
Trustees’ fees	5,761	5,761	5,115
Other expenses	16,628	3,439	1,418
Total Expenses	24,742,922	2,251,334	176,242
Reimbursement by Adviser	—	—	(51,172)
Net Expenses	24,742,922	2,251,334	125,070

Net Investment Income	96,756,646	8,524,537	527,067

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	6,824,140	(1,450,896)	248
Change in net unrealized depreciation from investments	(311,716,964)	(37,891,492)	(1,343,088)
Net Realized and Unrealized Loss on Investments	(304,892,824)	(39,342,388)	(1,342,840)

Net Decrease in Net Assets from Operations	$(208,136,178)	$(30,817,851)	$(815,773)

The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

STATEMENTS OF CHANGES IN NET ASSETS
Performance Trust Strategic Bond Fund

	Six Months Ended
	February 28, 2022	Year Ended
	(Unaudited)	August 31, 2021
From Operations
Net investment income	$96,756,646	$178,890,831
Net realized gain from investments	6,824,140	25,835,812
Change in net unrealized appreciation (depreciation) from investments	(311,716,964)	29,142,563
Net increase (decrease) in net assets from operations	(208,136,178)	233,869,206

From Distributions
Net dividends and distributions – Institutional Class	(119,334,611)	(185,602,038)
Net dividends and distributions – Class A	(574,351)	(952,554)
Net dividends and distributions – Class C	(790,843)	(1,139,603)
Net decrease in net assets resulting from distributions paid	(120,699,805)	(187,694,195)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	1,493,599,636	3,055,779,908
Proceeds from shares sold – Class A	13,074,962	24,607,234
Proceeds from shares sold – Class C	10,122,157	32,976,293
Shares issued in reinvestment of distributions declared –
Institutional Class	105,749,276	162,114,245
Shares issued in reinvestment of distributions declared – Class A	569,070	949,912
Shares issued in reinvestment of distributions declared – Class C	789,510	1,137,047
Cost for shares redeemed – Institutional Class	(973,520,460)	(1,200,615,875)
Cost for shares redeemed – Class A	(7,837,412)	(12,222,134)
Cost for shares redeemed – Class C	(7,289,155)	(9,003,791)
Net increase in net assets from capital share transactions	635,257,584	2,055,722,839

Total Increase in Net Assets	306,421,601	2,101,897,850

Net Assets
Beginning of period	6,417,224,397	4,315,326,547
End of period	$6,723,645,998	$6,417,224,397

The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

STATEMENTS OF CHANGES IN NET ASSETS
Performance Trust Municipal Bond Fund

	Six Months Ended
	February 28, 2022	Year Ended
	(Unaudited)	August 31, 2021
From Operations
Net investment income	$8,524,537	$13,558,043
Net realized gain (loss) from investments	(1,450,896)	2,284,058
Change in net unrealized appreciation (depreciation) from investments	(37,891,492)	13,396,446
Net increase (decrease) in net assets from operations	(30,817,851)	29,238,547

From Distributions
Net dividends and distributions – Institutional Class	(8,113,882)	(15,224,038)
Return of capital – Institutional Class	—	(2,045,478)
Net dividends and distributions – Class A	(470,491)	(1,101,862)
Return of capital – Class A	—	(146,419)
Net decrease in net assets resulting from distributions paid	(8,584,373)	(18,517,797)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	202,106,634	412,357,191
Proceeds from shares sold – Class A	16,296,027	31,022,237
Shares issued in reinvestment of distributions declared –
Institutional Class	7,254,649	15,363,740
Shares issued in reinvestment of distributions declared – Class A	441,640	1,152,135
Cost for shares redeemed – Institutional Class	(107,790,797)	(118,952,857)
Cost for shares redeemed – Class A	(12,200,740)	(19,646,947)
Net increase in net assets from capital share transactions	106,107,413	321,295,499

Total Increase in Net Assets	66,705,189	332,016,249

Net Assets
Beginning of period	874,743,372	542,727,123
End of period	$941,448,561	$874,743,372

The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

STATEMENT OF CHANGES IN NET ASSETS
Performance Trust Credit Fund

	Six Months Ended
	February 28, 2022	Year Ended
	(Unaudited)	August 31, 2021(1)
From Operations
Net investment income	$527,067	$403,221
Net realized gain from investments	248	50,384
Change in net unrealized appreciation (depreciation) from investments	(1,343,088)	7,615
Net increase (decrease) in net assets from operations	(815,773)	461,220

From Distributions
Net dividends and distributions – Institutional Class	(555,027)	(360,597)
Net decrease in net assets resulting from distributions paid	(555,027)	(360,597)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	22,356,690	12,771,622
Shares issued in reinvestment of distributions declared –
Institutional Class	554,689	355,596
Cost for shares redeemed – Institutional Class	(1,548,058)	(202,743)
Net increase in net assets from capital share transactions	21,363,321	12,924,475

Total Increase in Net Assets	19,992,521	13,025,098

Net Assets
Beginning of period	13,025,098	—
End of period	$33,017,619	$13,025,098

(1)	The inception date for the Fund was December 31, 2020 and investment operations commenced January 4, 2021.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	February 28, 2022	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2021	2020	2019	2018	2017
Institutional Class Shares

Net Asset Value,
Beginning of Period	$23.17	$22.99	$23.22	$22.21	$22.84	$22.98

Income (loss) from
investment operations:
Net investment income(1)	0.34	0.78	0.82	0.83	0.94	1.09
Net realized and unrealized
gain (loss) on investments(2)	(1.03)	0.23	(0.18)	1.07	(0.50)	0.05
Total from investment operations	(0.69)	1.01	0.64	1.90	0.44	1.14

Less distributions paid:
From net investment income	(0.34)	(0.83)	(0.87)	(0.89)	(1.07)	(1.28)
From net realized gain on investments	(0.08)	—	—	—	—	—
Total distributions paid	(0.42)	(0.83)	(0.87)	(0.89)	(1.07)	(1.28)

Paid-in capital from
redemption fees (Note 2)	—	—	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)

Net Asset Value, End of Period	$22.06	$23.17	$22.99	$23.22	$22.21	$22.84

Total Return(4)	-3.03%	4.49%	2.87%	8.79%	2.00%	5.20%

Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$6,629,359	$6,327,797	$4,264,846	$2,836,855	$1,559,737	$1,057,374

Ratio of expenses to
average net assets(5)	0.74%	0.76%	0.78%	0.80%	0.81%	0.76%

Ratio of net investment income
to average net assets(5)	2.96%	3.39%	3.64%	3.68%	4.19%	4.83%

Portfolio turnover rate(4)	22.71%	30.80%	41.75%	40.59%	37.99%	78.53%

(1)	Per share net investment income was calculated using the average shares outstanding method.
(2)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	Rounds to less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year	Period
	Ended	Ended	Ended	Ended
	February 28, 2022	August 31,	August 31,	August 31,
	(Unaudited)	2021	2020	2019(1)
Class A Shares

Net Asset Value, Beginning of Period	$23.18	$22.99	$23.23	$22.13

Income from investment operations:
Net investment income(2)	0.31	0.72	0.76	0.58
Net realized and unrealized
gain (loss) on investments(3)	(1.04)	0.24	(0.18)	1.08
Total from investment operations	(0.73)	0.96	0.58	1.66

Less distributions paid:
From net investment income	(0.31)	(0.77)	(0.82)	(0.57)
From net realized gain on investments	(0.08)	—	—	—
Total distributions paid	(0.39)	(0.77)	(0.82)	(0.57)

Paid-in capital from redemption fees (Note 2)	—	—	0.00 (4)	0.01

Net Asset Value, End of Period	$22.06	$23.18	$22.99	$23.23

Total Return(5)(6)	-3.20%	4.28%	2.60%	7.67%

Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$36,963	$32,802	$19,297	$7,549

Ratio of expenses to average net assets(7)	0.99%	1.01%	1.03%	1.05%

Ratio of net investment income
to average net assets(7)	2.77%	3.12%	3.40%	3.80%

Portfolio turnover rate(6)(8)	22.71%	30.80%	41.75%	40.59%

(1)	The Class A shares commenced operations on January 2, 2019.
(2)	Per share net investment income was calculated using the average shares outstanding method.
(3)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Rounds to less than 0.5 cent per share.
(5)	Based on net asset value, which does not reflect sales charge.
(6)	Not annualized for periods less than one year.
(7)	Annualized for periods less than one year.
(8)	Portfolio turnover rates are calculated at the Fund level (not by individual share class).
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST STRATEGIC BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year	Period
	Ended	Ended	Ended	Ended
	February 28, 2022	August 31,	August 31,	August 31,
	(Unaudited)	2021	2020	2019(1)
Class C Shares

Net Asset Value, Beginning of Period	$23.10	$22.92	$23.18	$22.13

Income (loss) from investment operations:
Net investment income(2)	0.22	0.55	0.59	0.46
Net realized and unrealized
gain (loss) on investments(3)	(1.03)	0.24	(0.18)	1.09
Total from investment operations	(0.81)	0.79	0.41	1.55

Less distributions paid:
From net investment income	(0.22)	(0.61)	(0.67)	(0.50)
From net realized gain on investments	(0.08)	—	—	—
Total distributions paid	(0.30)	(0.61)	(0.67)	(0.50)

Paid-in capital from redemption fees (Note 2)	—	—	0.00 (4)	0.00 (4)

Net Asset Value, End of Period	$21.99	$23.10	$22.92	$23.18

Total Return(5)	-3.53%	3.49%	1.83%	7.10%

Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$57,324	$56,625	$31,184	$7,418

Ratio of expenses to average net assets(6)	1.74%	1.76%	1.78%	1.80%

Ratio of net investment income
to average net assets(6)	1.95%	2.37%	2.66%	3.04%

Portfolio turnover rate(5)(7)	22.71%	30.80%	41.75%	40.59%

(1)	The Class C shares commenced operations on January 2, 2019.
(2)	Per share net investment income was calculated using the average shares outstanding method.
(3)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Rounds to less than 0.5 cent per share.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Portfolio turnover rates are calculated at the Fund level (not by individual share class).
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	February 28, 2022	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2021	2020	2019	2018	2017
Institutional Class Shares

Net Asset Value,
Beginning of Period	$25.94	$25.52	$25.49	$23.79	$24.34	$24.87

Income (loss) from
investment operations:
Net investment income(1)	0.24	0.49	0.54	0.72	0.67	0.62
Net realized and unrealized
gain (loss) on investments	(1.05)	0.61	0.22	1.69	(0.55)	(0.53)
Total from investment operations	(0.81)	1.10	0.76	2.41	0.12	0.09

Less distributions paid:
From net investment income	(0.24)	(0.58)	(0.66)	(0.71)	(0.67)	(0.61)
From return of capital	—	(0.06)	—	—	—	—
From net realized gain on investments	—	(0.04)	(0.07)	—	—	(0.01)
Total distributions paid	(0.24)	(0.68)	(0.73)	(0.71)	(0.67)	(0.62)

Paid-in capital from
redemption fees (Note 2)	—	—	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)

Net Asset Value, End of Period	24.89	25.94	$25.52	$25.49	$23.79	$24.34

Total Return(3)	-3.14%	4.35%	3.07%	10.31%	0.46%	0.50%

Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$883,410	$818,825	$500,176	$307,384	$208,325	$172,201

Ratio of expenses to
average net assets:
Before waiver, expense
reimbursements and recoupments(4)	0.47%	0.49%	0.53%	0.57%	0.60%	0.66%
After waiver, expense
reimbursements and recoupments(4)	0.47%	0.50%	0.55%	0.55%	0.55%	0.55%

Ratio of net investment income
to average net assets:
Before waiver, expense
reimbursements and recoupments(4)	1.87%	1.92%	2.19%	2.94%	2.76%	2.50%
After waiver, expense
reimbursements and recoupments(4)	1.87%	1.91%	2.17%	2.96%	2.81%	2.61%

Portfolio turnover rate(3)	6.99%	15.91%	27.12%	35.29%	28.49%	42.53%

(1)	Per share net investment income was calculated using the average shares outstanding method.
(2)	Rounds to less than 0.5 cent per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	February 28, 2022	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2021	2020	2019	2018	2017
Class A Shares

Net Asset Value,
Beginning of Period	$25.96	$25.54	$25.51	$23.81	$24.36	$24.91

Income (loss) from
investment operations:
Net investment income(1)	0.21	0.42	0.48	0.66	0.61	0.56
Net realized and unrealized
gain (loss) on investments	(1.05)	0.61	0.22	1.69	(0.55)	(0.53)
Total from investment operations	(0.84)	1.03	0.70	2.35	0.06	0.03

Less distributions paid:
From net investment income	(0.21)	(0.50)	(0.60)	(0.65)	(0.61)	(0.57)
From return of capital	—	(0.07)	—	—	—	—
From net realized gain on investments	—	(0.04)	(0.07)	—	—	(0.01)
Total distributions paid	(0.21)	(0.61)	(0.67)	(0.65)	(0.61)	(0.58)

Paid-in capital from
redemption fees (Note 2)	—	—	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)

Net Asset Value, End of Period	$24.91	$25.96	$25.54	$25.51	$23.81	$24.36

Total Return(3)(4)	-3.26%	4.09%	2.83%	10.02%	0.25%	0.24%

Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$58,038	$55,918	$42,552	$22,141	$22,807	$25,495

Ratio of expenses to
average net assets:
Before waiver, expense
reimbursements and recoupments(5)	0.72%	0.74%	0.78%	0.82%	0.85%	0.80%
After waiver, expense
reimbursements and recoupments(5)	0.72%	0.77%	0.80%	0.80%	0.80%	0.80%

Ratio of net investment income
to average net assets:
Before waiver, expense
reimbursements and recoupments(5)	1.63%	1.67%	1.93%	2.69%	2.50%	2.34%
After waiver, expense
reimbursements and recoupments(5)	1.63%	1.64%	1.91%	2.71%	2.55%	2.34%

Portfolio turnover rate(4)	6.99%	15.91%	27.12%	35.29%	28.49%	42.53%

(1)	Per share net investment income was calculated using the average shares outstanding method.
(2)	Rounds to less than 0.5 cent per share.
(3)	Based on net asset value, which does not reflect sales charge.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST CREDIT FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Period
	Ended	Ended
	February 28, 2022	August 31,
	(Unaudited)	2021(1)
Institutional Class Shares

Net Asset Value, Beginning of Period	$10.07	$10.00

Income (loss) from investment operations:
Net investment income(2)	0.20	0.39
Net realized and unrealized gain (loss) on investments(3)	(0.46)	0.01
Total from investment operations	(0.26)	0.40

Less distributions paid:
From net investment income	(0.22)	(0.33)
From net realized gain on investments	(0.01)	—
Total distributions paid	(0.23)	(0.33)

Paid-in capital from redemption fees (Note 2)	—	—

Net Asset Value, End of Period	$9.58	$10.07

Total Return(4)	-2.57%	4.06%

Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$33,018	$13,025

Ratio of expenses to average net assets:
Before waiver and expense reimbursement(5)	1.40%	2.47%
After waiver and expense reimbursement(5)	0.99%	0.99%

Ratio of net investment income to average net assets:
Before waiver and expense reimbursement(5)	3.76%	4.34%
After waiver and expense reimbursement(5)	4.17%	5.82%

Portfolio turnover rate(4)	33.96%	109.25%

(1)	The inception date for the Fund was December 31, 2020 and investment operations commenced January 4, 2021.
(2)	Per share net investment income was calculated using the average shares outstanding method.
(3)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS
February 28, 2022 (Unaudited)

1.	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Performance Trust Mutual Funds (the “Funds”) are comprised of the Performance Trust Strategic Bond Fund (the “Strategic Bond Fund”), the Performance Trust Municipal Bond Fund (the “Municipal Bond Fund”), and the Performance Trust Credit Fund (the “Credit Fund”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the Strategic Bond Fund is to purchase undervalued fixed-income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital. The investment objective of the Credit Fund is to achieve long-term investment returns primarily by investing in a portfolio of income producing securities that may have the potential for capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Institutional Class shares of the Strategic Bond Fund commenced investment operations on September 1, 2010. The Class A and Class C shares of the Strategic Bond Fund commenced investment operations on January 2, 2019. The Municipal Bond Fund commenced investment operations on June 30, 2011 and September 28, 2012 for the Institutional Class and Class A shares, respectively. The Institutional Class shares of the Credit Fund commenced investment operations on January 4, 2021. Effective January 2, 2019, the Retail Class shares of the Municipal Bond Fund were redesignated as Class A shares. Class A shares are subject to an initial maximum sales charge of 2.25% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Funds’ current prospectus. Class A shares are subject to a 0.25% Rule 12b-1 distribution and service fee. Class C shares are subject to a 1.00% Rule 12b-1 distribution and service fee. Each class of shares has identical rights and privileges except with respect to distribution fees, and voting rights on matters affecting a single class of shares. Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management, LLC (the “Adviser”), the Funds’ investment adviser. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a.	Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield to maturity method. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value, discussed below.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

FASB Accounting Standards Codification, Fair Value Measurements and Disclosures Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2022 (Unaudited)

prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

»	Level 1: Quoted prices in active markets for identical securities.
»	Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
»	Level 3: Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2022:

Performance Trust Strategic Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Asset Backed
Securities	$—	$26,072,731	$—	$26,072,731
Collateralized
Loan
Obligations	—	473,806,751	—	473,806,751
Corporate
Bonds	—	1,608,915,417	—	1,608,915,417
Non –
Agency
Residential
Mortgage
Backed
Securities	—	678,489,401	—	678,489,401
Non –
Agency
Commercial
Mortgage
Backed
Securities	—	1,223,794,765	—	1,223,794,765
Agency
Commercial
Mortgage
Backed
Securities	—	499,975,476	—	499,975,476
Municipal
Bonds	—	1,888,263,398	—	1,888,263,398
Government
Security &
Agency
Issues	—	4,655,926	—	4,655,926
US
Government
Notes/Bonds	—	173,420,899	—	173,420,899
Total Fixed
Income:	—	6,577,394,764	—	6,577,394,764
Equity:
Short-Term
Investments	86,528,728	—	—	86,528,728
Total
Short-Term
Investments	86,528,728	—	—	86,528,728
Total
Investments
in Securities	$86,528,728	$6,577,394,764	$—	$6,663,923,492

Performance Trust Municipal Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Agency
Commercial
Mortgage
Backed
Securities	$—	$21,448,879	$—	$21,448,879
Non-Agency
Commercial
Mortgage
Backed
Securities	—	10,285,170	—	10,285,170
Municipal
Bonds	—	893,020,403	—	893,020,403
Total Fixed
Income:	—	924,754,452	—	924,754,452
Short-Term
Investments	20,767,446	—	—	20,767,446
Total
Short-Term
Investments	20,767,446	—	—	20,767,446
Total
Investments
in Securities	$20,767,446	$924,754,452	$—	$945,521,898

Performance Trust Credit Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Collateralized
Loan
Obligations	$—	$3,036,512	$—	$3,036,512
Corporate
Bonds	—	14,758,340	—	14,758,340
Non – Agency
Residential
Mortgage
Backed
Securities	—	1,894,480	—	1,894,480
Non – Agency
Commercial
Mortgage
Backed
Securities	—	7,980,013	—	7,980,013
Agency
Commercial
Mortgage
Backed
Securities	—	1,052,400	—	1,052,400
Municipal
Bonds	—	3,355,436	—	3,355,436
US
Government
Notes/Bonds	—	867,525	—	867,525
Total Fixed
Income:	—	32,944,706	—	32,944,706
Short-Term
Investments	229,989	—	—	229,989
Total
Short-Term
Investments	229,989	—	—	229,989
Total
Investments
in Securities	$229,989	$32,944,706	$—	$33,174,695

The Funds did not hold any Level 3 securities during the six months ended February 28, 2022.

The Funds did not hold any financial derivative instruments during the six months ended February 28, 2022.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2022 (Unaudited)

b.	Short Positions

The Funds may sell a security they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the fair value of the securities sold short.  As of February 28, 2022, the Funds did not have any open short positions and accordingly did not have securities or cash held as collateral.

c.	Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the six months ended February 28, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statements of Operations. During the six months ended February 28, 2022, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. taxing authorities for the tax periods prior to the year ended August 31, 2018.

d.	Distributions to Shareholders

The Funds will distribute any net investment income monthly. The Funds will distribute any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

e.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f.	Share Valuation

The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Strategic Bond Fund and the Municipal Bond Fund charged a 2.00% redemption fee on shares redeemed within sixty days of purchase through December 28, 2019. These fees were deducted from the redemption proceeds otherwise payable to the shareholder. Effective December 29, 2019, the Strategic Bond Fund and the Municipal Bond Fund eliminated the redemption fees.

g.	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated by class based on relative net assets. Distribution and service (Rule 12b-1) fees are expensed at 0.25% of average daily net assets of the Class A shares of the Strategic Bond Fund and the Municipal Bond Fund and 0.75% of average daily net assets of the Class C shares of the Strategic Bond Fund. Shareholder servicing fees are expensed at 0.25% of average daily net assets of Class C shares of the Strategic Bond Fund. Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses of the Trust are typically allocated evenly between the funds of the Trust, or by other equitable means.

h.	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on an identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts, premiums and interest only strips are accreted or amortized over the expected life of the respective securities using the constant yield method. Gains and losses on principal payments and short-falls of mortgage backed securities (paydown gains and losses) are included as an adjustment to interest income in the Statements of Operations.

3.	Federal Tax Matters
The tax character of distributions paid during the years ended August 31, 2021 and August 31, 2020 was as follows:

PERFORMANCE TRUST STRATEGIC BOND FUND

	YEAR ENDED	YEAR ENDED
	AUGUST 31, 2021	AUGUST 31, 2020
Ordinary Income	$187,694,195	$133,781,747
Tax-Exempt Income	—	—
Long-Term Capital Gain	—	—
Return of Capital	—	—

PERFORMANCE TRUST MUNICIPAL BOND FUND
	YEAR ENDED	YEAR ENDED
	AUGUST 31, 2021	AUGUST 31, 2020
Ordinary Income	$3,035,732	$1,467,792
Tax-Exempt Income	11,352,033	7,749,897
Long-Term Capital Gain	1,938,135	2,490,218
Return of Capital	2,191,897	—

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2022 (Unaudited)

PERFORMANCE TRUST CREDIT FUND
	YEAR ENDED	YEAR ENDED
	AUGUST 31, 2021	AUGUST 31, 2020
Ordinary Income	$360,597	N/A
Tax-Exempt Income	—	N/A
Long-Term Capital Gain	—	N/A
Return of Capital	—	N/A

As of August 31, 2021, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

PERFORMANCE TRUST STRATEGIC BOND FUND
Cost basis of investments for federal
income tax purposes	$6,336,655,473
Gross tax unrealized appreciation	$190,168,950
Gross tax unrealized depreciation	(109,040,235)
Net tax unrealized appreciation	81,128,715
Undistributed ordinary income	6,045,973
Undistributed long-term capital gain	14,023,723
Total distributable earnings	20,069,696
Other accumulated losses	—
Total accumulated gains	$101,198,411

PERFORMANCE TRUST MUNICIPAL BOND FUND
Cost basis of investments for federal
income tax purposes	$842,317,436
Gross tax unrealized appreciation	$40,639,431
Gross tax unrealized depreciation	(1,857,979)
Net tax unrealized appreciation	38,781,452
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(197,852)
Total accumulated gains	$38,583,600

PERFORMANCE TRUST CREDIT BOND FUND
Cost basis of investments for federal
income tax purposes	$1,405,209
Gross tax unrealized appreciation	$158,043
Gross tax unrealized depreciation	(150,428)
Net tax unrealized appreciation	7,615
Undistributed ordinary income	93,008
Undistributed long-term capital gain	—
Total distributable earnings	93,008
Other accumulated losses	—
Total accumulated gains	$100,623

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sale adjustments and non-REIT return of capital.

During the year ended August 31, 2021, short-term capital loss carryovers of $1,195,149 were utilized by the Strategic Bond Fund.

At August 31, 2021, the Municipal Bond Fund deferred, on tax basis, post October losses of $197,852.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are due to equalization and book versus tax treatment of callable bonds and have no effect on net assets or NAV per share. For the year ended August 31, 2021, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

	STRATEGIC	MUNICIPAL	CREDIT
	BOND FUND	BOND FUND	FUND
Total
distributable
earnings	$(1,074,033)	$—	$—
Paid-in capital	$1,074,033	$—	$—

4.	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Adviser for its management services at the annual rate of 0.60% for the Strategic Bond Fund, 0.40% for the Municipal Bond Fund, and 0.80% for the Credit Fund of the respective Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse Fund expenses at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the total annual Fund operating expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by a Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest expense on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 0.95%, 0.55%, and 0.99% (the “Expense Limitation Cap”) of the average daily net assets of the Strategic Bond Fund, Municipal Bond Fund, and Credit Fund, respectively.  The operating expense limitation agreement is in place at least through December 29, 2022 for the Strategic Bond Fund and Municipal Bond Fund and at least through December 31, 2023 for the Credit Fund. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recover amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or reimbursement; or (2) the Expense Limitation Cap in place at the time of recovery; provided, however, that the Adviser shall only be entitled to recover such amounts for a period of up to three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	STRATEGIC	MUNICIPAL	CREDIT
	BOND FUND	BOND FUND	FUND
August 31, 2022	$—	$—	$—
August 31, 2023	$—	$—	$—
August 31, 2024	$—	$—	$102,789
February 28, 2025	$—	$—	$51,172

5.	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) on behalf of the Strategic Bond Fund and the Municipal Bond Fund, which authorize the Funds to pay Foreside Fund Services, LLC (the “Distributor”) a distribution fee of 0.25% of each Fund’s average daily net assets of Class A shares and 0.75% of the Strategic Bond Fund’s average daily net assets for Class C shares, for services to prospective Fund shareholders and distribution of Fund shares, and 0.25% of the Strategic Bond Fund’s average daily

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2022 (Unaudited)

net assets of Class C shares for shareholder servicing, as applicable. During the six months ended February 28, 2022, the Funds accrued expenses pursuant to the 12b-1 Plan as follows:

		Shareholder
	12b-1 Fees	Servicing Fees
Strategic Bond Fund
Class A	$41,556	N/A
Class C	$220,667	$73,555
Municipal Bond Fund
Class A	$72,001	N/A

6.	Related Party Transactions

U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services (“Fund Services”)) acts as the Funds’ administrator and fund accountant under an Administration Agreement. Fund Services performs various administrative and accounting services including: preparing various federal and state regulatory filings, reports and returns for the Funds; preparing reports and materials to be supplied to the Trustees; monitoring the activities of the Funds’ custodian, transfer agent and accountants; coordinating the preparation and payment of the Funds’ expenses; and reviewing the Funds’ expense accruals.  Fund Services also serves as the transfer agent to the Funds. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as each Fund’s custodian.  Fees incurred for the six months ended February 28, 2022, and owed as of February 28, 2022, are as follows:

Administration
and Accounting	Incurred		Owed
Strategic Bond Fund	$1,133,464		$393,272
Municipal Bond Fund	171,394		59,378
Credit Fund	12,371		7,763

Transfer Agency	Incurred		Owed
Strategic Bond Fund	$352,271	(1)	$122,057	(1)
Municipal Bond Fund	52,720		17,163
Credit Fund	6,632		4,157

(1) This amount does not include sub-transfer agency fees.

Custody	Incurred		Owed
Strategic Bond Fund	$144,426		$49,765
Municipal Bond Fund	19,095		6,896
Credit Fund	2,830		776

The Funds each have a line of credit with US Bank (see Note 10).

Certain officers of the Funds are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and U.S. Bank.

The Trust’s Chief Compliance Officer is also an employee of Fund Services. Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six months ended February 28, 2022, and owed as of February 28, 2022, are as follows:

	Incurred	Owed
Strategic Bond Fund	$5,792	$1,906
Municipal Bond Fund	5,792	1,906
Credit Fund	5,792	1,901

7.	Capital Share Transactions
Transactions in shares of the Funds were as follows:

STRATEGIC BOND FUND – INSTITUTIONAL CLASS

	SIX MONTHS ENDED	YEAR ENDED
	FEBRUARY 28, 2022	AUGUST 31, 2021
Shares sold	65,888,637	132,683,016
Shares issued
to holders in
reinvestment
of distributions	4,661,099	7,046,695
Shares redeemed	(43,083,336)	(52,194,718)
Net increase	27,466,400	87,534,993

STRATEGIC BOND FUND – CLASS A
	SIX MONTHS ENDED	YEAR ENDED
	FEBRUARY 28, 2022	AUGUST 31, 2021
Shares sold	580,532	1,066,414
Shares issued
to holders in
reinvestment
of distributions	25,090	41,290
Shares redeemed	(345,563)	(531,640)
Net increase	260,059	576,064

STRATEGIC BOND FUND – CLASS C
	SIX MONTHS ENDED	YEAR ENDED
	FEBRUARY 28, 2022	AUGUST 31, 2021
Shares sold	443,940	1,434,889
Shares issued
to holders in
reinvestment
of distributions	34,871	49,565
Shares redeemed	(323,247)	(393,333)
Net increase	155,564	1,091,121

MUNICIPAL BOND FUND – INSTITUTIONAL CLASS
	SIX MONTHS ENDED	YEAR ENDED
	FEBRUARY 28, 2022	AUGUST 31, 2021
Shares sold	7,883,203	15,992,833
Shares issued
to holders in
reinvestment
of distributions	284,020	595,759
Shares redeemed	(4,236,647)	(4,622,606)
Net increase	3,930,576	11,965,986

MUNICIPAL BOND FUND – CLASS A
	SIX MONTHS ENDED	YEAR ENDED
	FEBRUARY 28, 2022	AUGUST 31, 2021
Shares sold	633,717	1,203,433
Shares issued
to holders in
reinvestment
of distributions	17,276	44,651
Shares redeemed	(474,772)	(759,937)
Net increase	176,221	488,147

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2022 (Unaudited)

CREDIT FUND – INSTITUTIONAL CLASS
	SIX MONTHS ENDED	PERIOD ENDED
	FEBRUARY 28, 2022	AUGUST 31, 2021(1)
Shares sold	2,254,611	1,277,485
Shares issued
to holders in
reinvestment
of distributions	56,447	35,675
Shares redeemed	(156,504)	(20,093)
Net increase	2,154,554	1,293,067

(1)	The inception date for the Fund was December 31, 2020 and investment operations commenced January 4, 2021.

8.	Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended February 28, 2022, are summarized below.

	STRATEGIC	MUNICIPAL	CREDIT
	BOND FUND	BOND FUND	FUND
Purchases
U.S. Government	$178,454,896	$—	$2,847,060
Other	2,016,200,228	184,371,818	26,986,698
Sales
U.S. Government	$64,767,846	$—	$586,546
Other	1,410,062,541	62,942,225	7,784,669

9.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At February 28, 2022, Raymond James and Morgan Stanley Smith Barney, LLC held 40.40% and 34.02%, respectively, of the Strategic Bond Fund’s outstanding Class A shares for the benefit of their customers. At February 28, 2022, Morgan Stanley Smith Barney, LLC and Raymond James held 44.91% and 35.15%, respectively, of the Strategic Bond Fund’s outstanding Class C shares for the benefit of their customers. At February 28, 2022, Charles Schwab & Company, Inc. held 27.31% of the Strategic Bond Fund’s outstanding Institutional Class shares for the benefit of its customers. At February 28, 2022, Charles Schwab & Company, Inc. held 26.67% of the Municipal Bond Fund’s outstanding Institutional Class shares for the benefit of its customers. At February 28, 2022, Charles Schwab & Company, Inc. held 63.18% of the Municipal Bond Fund’s outstanding Class A shares for the benefit of its customers. At February 28, 2022, Charles Schwab & Company, Inc held 49.45% of the Credit Fund’s outstanding Institutional Class shares for the benefit of its customers,.

10.	Line of Credit

At February 28, 2022, the Strategic Bond Fund and the Municipal Bond Fund each had an unsecured line of credit which matures on August 6, 2022 with a maximum borrowing equal to the lesser of $250,000,000 and $35,000,000, respectively, or 20% and 33.33% respectively, of gross market value of unencumbered assets of each Fund. The Credit Fund has a secured line of credit which matures on August 6, 2022 with a maximum borrowing equal to the lesser of $4,000,000 or 20% of gross market value of unencumbered assets of the Fund. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank. Interest will be accrued at the prime rate (3.25% as of February 28, 2022). The Funds did not utilize their lines of credit during the six months ended February 28, 2022. The Funds did not have any outstanding balances on the lines of credit at February 28, 2022.

11.	Recent Market Events

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic and related public health crisis, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. In particular, the global spread of COVID-19 has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Health crises and related political, social and economic disruptions caused by the spread of COVID-19 may also exacerbate other pre-existing political, social and economic risks in certain countries. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

12.	LIBOR

The London Interbank Offered Rate (“LIBOR”) is an interest-rate average calculated from estimates submitted by the leading banks in London. LIBOR represents the rate which banks may obtain short-term borrowings from each other. It is the primary interest rate benchmark for short-term interest rates around the world. The regulator of the LIBOR administrator phased out the use of LIBOR on December 30, 2021 such that the one-week and 2-month USD LIBOR settings ceased to be published or will no longer be representative. The remaining USD LIBOR settings will cease to be published or will no longer be representative after June 30, 2023. Because the usefulness of LIBOR as a reference rate could deteriorate during the transition from LIBOR to an alternative reference rate, these effects could occur prior to June 30, 2023. The expected discontinuation of

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2022 (Unaudited)

LIBOR could have a significant impact on the financial markets, and may present a risk for certain market participants, including the risk that the transition from LIBOR to an alternative interest rate will not be orderly, will occur over various time periods or will have unintended consequences.

13.	Subsequent Events
On March 15, 2022, the Funds declared and paid distributions from ordinary income to shareholders of record as of March 14, 2022, as follows:

Ordinary
Income
Strategic Bond Fund
Institutional Class	$10,118,575
Class A	$49,777
Class C	$41,445
Municipal Bond Fund
Institutional Class	$1,275,187
Class A	$72,241
Credit Fund
Institutional Class	$128,230

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

NOTICE OF PRIVACY POLICY & PRACTICES

We collect non-public personal information about you from the following sources:

»  information we receive about you on applications or other forms;

»  information you give us orally; and

»  information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your nonpublic personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

EXPENSE EXAMPLE
Period Ended February 28, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charge (loads) on purchase payments (Class A shares only) and (2) ongoing costs, including management fees, distribution 12b-1 and service fees (Class A and Class C shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/21 – 2/28/22).

Actual Expenses
The first line of the following tables provides information about actual account values and actual expenses for each Fund.  If you purchase Class A shares of a Fund you will pay an initial sales charge of 2.25% when you invest. The tables do not include shareholder specific fees, such as the $15.00 fee charged to IRA accounts, or the $15.00 fee charged for wire redemptions. The tables also do not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of each of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
STRATEGIC BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2021 –
INSTITUTIONAL CLASS	SEPTEMBER 1, 2021	FEBRUARY 28, 2022	FEBRUARY 28, 2022*
Actual	$1,000.00	$ 969.70	$3.63
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.11	$3.72

*	Expenses are equal to the Fund’s annualized expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
STRATEGIC BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2021 –
CLASS A	SEPTEMBER 1, 2021	FEBRUARY 28, 2022	FEBRUARY 28, 2022*
Actual	$1,000.00	$ 968.00	$4.85
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.87	$4.98

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
STRATEGIC BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2021 –
CLASS C	SEPTEMBER 1, 2021	FEBRUARY 28, 2022	FEBRUARY 28, 2022*
Actual	$1,000.00	$ 964.70	$8.49
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.15	$8.71

*	Expenses are equal to the Fund’s annualized expense ratio of 1.74%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

EXPENSE EXAMPLE (CONT.)
Period Ended February 28, 2022 (Unaudited)

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
MUNICIPAL BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2021 –
INSTITUTIONAL CLASS	SEPTEMBER 1, 2021	FEBRUARY 28, 2022	FEBRUARY 28, 2022*
Actual	$1,000.00	$ 968.60	$2.31
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,022.44	$2.38

*	Expenses are equal to the Fund’s annualized expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
MUNICIPAL BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2021 –
CLASS A	SEPTEMBER 1, 2021	FEBRUARY 28, 2022	FEBRUARY 28, 2022*
Actual	$1,000.00	$ 967.40	$3.53
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.20	$3.63

*	Expenses are equal to the Fund’s annualized expense ratio of 0.72%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
CREDIT FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2021 –
INSTITUTIONAL CLASS	SEPTEMBER 1, 2021	FEBRUARY 28, 2022	FEBRUARY 28, 2022*
Actual	$1,000.00	$ 974.30	$4.85
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.89	$4.96

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the period.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

ADDITIONAL INFORMATION
(Unaudited)

Results of Shareholder Meeting
A Special Joint Meeting of Shareholders (the “Meeting”) took place on April 6, 2022. The Meeting was held for all series in the Trust. All Trust shareholders of record, in the aggregate across all series of the Trust, were entitled to attend or submit proxies. As of the record date, February 7, 2022, the Trust had 534,673,511 shares outstanding. The results of the voting for the proposals were as follows:

Proposal 1: To approve the election of four Trustees to the Board of Trustees of the Trust to serve until his or her successor is elected and qualified.

	For	Votes	Broker
	Votes	Withheld	Non-Vote
Vincent P. Lyles	465,453,094	2,962,687	15,025,189
Erik K. Olstein	465,703,874	2,711,906	15,025,189
Lisa Zúñiga Ramírez	465,728,682	2,662,552	15,025,189
Gregory M. Wesley	465,394,219	2,984,741	15,025,189
Accordingly, effective April 6, 2022, the Board of Trustees of Trust for Professional Managers consists of the following individuals, each of whom have been elected by shareholders:

Michael D. Akers, Independent Trustee
Gary A. Drska, Independent Trustee
Vincent P. Lyles, Independent Trustee
Erik K. Olstein, Independent Trustee
Lisa Zúñiga Ramírez, Independent Trustee
Gregory M. Wesley, Independent Trustee
Joseph C. Neuberger, Interested Trustee

Proposal 2: To approve one or more adjournments of the Meeting to a later date to solicit additional proxies.

For Votes	Votes Against	Votes Abstained
476,848,750	2,932,139	3,647,484

Tax Information
For the year ended August 31, 2021, taxable ordinary income distributions are designed as short-term capital gain distributions under Section 871(k)(2)(c) of the Code for the Funds as follows:

Municipal Bond Fund	19.65%

Availability of Proxy Voting Information
The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1 (877) 738-9095. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1 (877) 738-9095, or by accessing the SEC’s website at http://www.sec.gov.

Portfolio Holdings
The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Form N-PORT filings are available on the SEC’s website at www.sec.gov.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1 (877) 738-9095 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Forward Looking Statements
Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the most recent prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio manager’s data, forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

Indemnification
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information About Trustees
The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1 (877) 738-9095.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

INDEPENDENT TRUSTEES
(Unaudited)

			NUMBER OF		OTHER
			PORTFOLIOS	PRINCIPAL	DIRECTORSHIPS
NAME,	POSITION(S)	TERM OF OFFICE	IN THE TRUST	OCCUPATION(S)	HELD BY TRUSTEE
ADDRESS, AND	HELD WITH	AND LENGTH OF	OVERSEEN BY	DURING THE	DURING THE PAST
YEAR OF BIRTH	THE TRUST	TIME SERVED	THE TRUSTEE	PAST FIVE YEARS	FIVE YEARS
Independent Trustees

Michael D. Akers, Ph.D.	Trustee	Indefinite Term;	24	Professor Emeritus,	Independent
615 E. Michigan St.		Since August 22,		Department of Accounting	Trustee, USA
Milwaukee, WI 53202		2001		(June 2019-present),	MUTUALS
Year of Birth: 1955				Professor, Department of	(an open-end
				Accounting (2004-2019),	investment
				Chair, Department of	company)
				Accounting (2004-2017),	(2001-2021).
Marquette University.

Gary A. Drska	Trustee	Indefinite Term;	24	Retired; Pilot,	Independent
615 E. Michigan St.		Since August 22,		Frontier/Midwest Airlines,	Trustee, USA
Milwaukee, WI 53202		2001		Inc. (airline company)	MUTUALS
Year of Birth: 1956				(1986-2021).	(an open-end
investment
company)
(2001-2021).

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

INTERESTED TRUSTEE AND OFFICERS
(Unaudited)

			NUMBER OF		OTHER
			PORTFOLIOS	PRINCIPAL	DIRECTORSHIPS
NAME,	POSITION(S)	TERM OF OFFICE	IN THE TRUST	OCCUPATION(S)	HELD BY TRUSTEE
ADDRESS, AND	HELD WITH	AND LENGTH OF	OVERSEEN BY	DURING THE	DURING THE PAST
YEAR OF BIRTH	THE TRUST	TIME SERVED	THE TRUSTEE	PAST FIVE YEARS	FIVE YEARS
Interested Trustee and Officers

Joseph C. Neuberger*	Chairperson	Indefinite Term;	24	President (2017-present),	Trustee, Buffalo
615 E. Michigan St.	and Trustee	Since August 22,		Chief Operating Officer	Funds (an open-end
Milwaukee, WI 53202		2001		(2016-2020), Executive	investment
Year of Birth: 1962				Vice President (1994-2017),	company) (2003-
				U.S. Bancorp Fund	2017); Trustee,
				Services, LLC.	USA MUTUALS
(an open-end
investment
company)
(2001-2018).

John P. Buckel	President	Indefinite Term;	N/A	Vice President,U.S. Bancorp	N/A
615 E. Michigan St.	and Principal	Since January 24,		Fund Services, LLC
Milwaukee, WI 53202	Executive	2013		(2004-present).
Year of Birth: 1957	Officer

Jennifer A. Lima	Vice	Indefinite Term;	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	President,	Since January 24,		Fund Services, LLC
Milwaukee, WI 53202	Treasurer	2013		(2002-present).
Year of Birth: 1974	and Principal
Financial and
Accounting
Officer

Deanna B. Marotz	Chief	Indefinite Term;	N/A	Senior Vice President,	N/A
615 E. Michigan St.	Compliance	Since October 21,		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Officer, Vice	2021		LLC (2021-present); Chief
Year of Birth: 1965	President			Compliance Officer of
	and Anti-			Keeley-Teton Advisors, LLC
	Money			and Teton Advisors, Inc.
	Laundering			(2017-2021); Chief
	Officer			Compliance Officer of
Keeley Asset Management
Corp. (2015-2017).

Jay S. Fitton	Secretary	Indefinite Term;	N/A	Assistant Vice President,	N/A
615 E. Michigan St.		Since July 22,		U.S. Bancorp Fund
Milwaukee, WI 53202		2019		Services, LLC
Year of Birth: 1970				(2019-present); Partner,
Practus, LLP (2018-2019);
Counsel, Drinker Biddle &
Reath (2016-2018).

*	Mr. Neuberger is deemed to be an “interested person” of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

INTERESTED TRUSTEE AND OFFICERS
(Unaudited)

			NUMBER OF		OTHER
			PORTFOLIOS	PRINCIPAL	DIRECTORSHIPS
NAME,	POSITION(S)	TERM OF OFFICE	IN THE TRUST	OCCUPATION(S)	HELD BY TRUSTEE
ADDRESS, AND	HELD WITH	AND LENGTH OF	OVERSEEN BY	DURING THE	DURING THE PAST
YEAR OF BIRTH	THE TRUST	TIME SERVED	THE TRUSTEE	PAST FIVE YEARS	FIVE YEARS
Officers

Kelly A. Strauss	Assistant	Indefinite Term;	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Since April 23,		U.S. Bancorp Fund
Milwaukee, WI 53202		2015		Services, LLC
Year of Birth: 1987				(2011-present).

Melissa Aguinaga	Assistant	Indefinite Term;	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Since July 1,		U.S. Bancorp Fund
Milwaukee, WI 53202		2015		Services, LLC
Year of Birth: 1987				(2010-present).

Laura A. Carroll	Assistant	Indefinite Term;	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Since August 20,		U.S. Bancorp Fund
Milwaukee, WI 53202		2018		Services, LLC
Year of Birth: 1985				(2007-present).

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTAOX, PTCOX, PTIMX, PTRMX, PTCRX)

(This Page Intentionally Left Blank.)

Investment Adviser
PT Asset Management, LLC
500 W. Madison, Suite 470
Chicago, IL  60661

888.282.3220
www.PTAM.com

Fund Administrator, Transfer Agent,
and Fund Accountant
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI  53202

Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH  44115

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME  04101

This report has been prepared for shareholders
and may be distributed to others only if preceded
or accompanied by a current prospectus.

The Performance Trust Mutual Funds are distributed
by Foreside Fund Services, LLC

(b)	Not applicable for this Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

 Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date:    4/28/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date:    4/28/2022

By (Signature and Title)*    /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date:    4/28/2022

* Print the name and title of each signing officer under his or her signature.